UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-Q


        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                  Investment Company Act file number 811- 05201


                           Thornburg Investment Trust
                           --------------------------
               (Exact name of registrant as specified in charter)


                119 East Marcy Street, Santa Fe, New Mexico 87501
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)


      Garrett Thornburg, 119 East Marcy Street, Santa Fe, New Mexico 87501
      --------------------------------------------------------------------
                     (Name and address of agent for service)


         Registrant's telephone number, including area code: 505-984-0200


                   Date of fiscal year end: September 30, 2006


                   Date of reporting period: December 31, 2005


Item 1. Schedule of Investments


The following quarterly schedules of investments are attached hereto, in order:

Thornburg Limited Term Municipal Fund
Thornburg California Limited Term Municipal Fund
Thornburg Intermediate Municipal Fund
Thornburg New Mexico Intermediate Municipal Fund
Thornburg Florida Intermediate Municipal Fund
Thornburg New York Intermediate Municipal Fund
Thornburg Limited Term U.S. Government Fund
Thornburg Limited Term Income Fund
Thornburg Value Fund
Thornburg International Value Fund
Thornburg Core Growth Fund
Thornburg Investment Income Builder Fund

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Thornburg Limited Term Municipal Fund                          December 31, 2005
(Unaudited)

CUSIPS: CLASS A - 885-215-459, CLASS C - 885-215-442, CLASS I - 885-215-434
NASDAQ SYMBOLS: CLASS A - LTMFX, CLASS C - LTMCX, CLASS I - LTMIX
                                                                        Credit Rating+      Principal
Issuer-Description                                                         Moody's/S&P        Amount                 Value

Alabama -- 1.79%
  Birmingham Carraway Alabama Special, 6.25% due 8/15/2009 (Insured:
  Connie Lee)                                                               NR/AAA     $     10,000,000  $        10,504,400
  Huntsville Health Care Authority Series A, 5.00% due 6/1/2013
  (Insured: MBIA)                                                          Aaa/AAA            2,000,000            2,131,860
  Scottsboro Industrial Development Board Refunding, 5.25% due
  5/1/2009 (LOC: PNC Bank)                                                  NR/NR             1,920,000            1,926,701
  Wilsonville Industrial Development Board Pollution Control Revenue
  Refunding, 4.20% due 6/1/2019 put 6/1/2006 (Southern Electric
  Gaston Project; Insured: AMBAC)                                          Aaa/AAA            8,955,000            8,979,089
Alaska -- 0.93%
  Alaska Energy Authority Power Revenue Refunding Third Series, 6.00%
  due 7/1/2008 (Bradley Lake Project; Insured: FSA)                        Aaa/AAA            2,800,000            2,974,636
  Alaska Municipal Bond Bank Refunding Series One, 5.00% due 6/1/2014
  (Insured: MBIA)                                                          Aaa/AAA            1,175,000            1,276,015
  Alaska Student Loan Corp. Revenue Series A, 5.25% due 1/1/2012
  (Capital Project; Insured: FSA)                                           NR/AAA            3,000,000            3,263,400
  Anchorage Ice Rink Revenue, 6.375% due 1/1/2020 pre-refunded
  7/1/2010                                                                  NR/NR             1,000,000            1,111,330
  North Slope Boro Revenue Refunding Series A, 5.00% due 6/30/2015
  (Insured: MBIA)                                                          Aaa/AAA            3,250,000            3,534,245
Arizona -- 0.87%
  Maricopa County School District 008, 7.50% due 7/1/2008 (Insured:
  MBIA)                                                                    Aaa/AAA            1,000,000            1,097,200
  Mohave County Industrial Development Authority Correctional
  Facilities Contract Revenue Series A, 5.00% due 4/1/2009 (Mohave
  Prison LLC Project; Insured: XLCA)                                        NR/AAA            4,595,000            4,804,945
  Mohave County Industrial Development Authority Series A, 5.00% due
  4/1/2014 (Mohave Prison LLC Project; Insured: XLCA)                       NR/AAA            3,135,000            3,359,027
  Pima County Industrial Development Authority Education Revenue           Baa3/NR            1,000,000            1,069,100
  Series C, 6.40% due 7/1/2013 (Arizona Charter Schools Project)
  Pima County Industrial Development Authority Industrial Revenue
  Refunding Lease Obligation A, 7.25% due 7/15/2010 (Insured: FSA)         Aaa/AAA              480,000              488,285
  Tucson Water Revenue Series D, 9.75% due 7/1/2008                         Aa3/A+              500,000              574,780
Arkansas -- 0.54%
  Conway Electric Revenue Refunding, 5.00% due 8/1/2007                     A2/NR             2,000,000            2,047,300
  Jefferson County Hospital Revenue Refunding & Improvement, 5.50%
  due 6/1/2010 (Regional Medical Center Project)                             NR/A             1,000,000            1,070,970
  Jefferson County Hospital Revenue Refunding & Improvement, 5.50%
  due 6/1/2011 (Regional Medical Center Project)                             NR/A             1,075,000            1,160,925
  Little Rock Hotel & Restaurant Gross Receipts Tax Refunding, 7.125%
  due 8/1/2009                                                              A3/NR             2,645,000            2,860,805
California -- 2.34%
  Bay Area Government Associates Lease Series 2002, 4.00% due
  7/1/2006 (Insured: AMBAC)                                                Aaa/AAA              765,000              768,404
  Bay Area Government Association Rapid Transit, 4.875% due 6/15/2009
  (Insured: AMBAC)                                                         Aaa/AAA              620,000              620,849
  California Health Facilities Financing Authority Revenue Series 83
  C, 9.25% due 12/1/2006 (Mercy Health Care Project) (ETM)                 Aaa/AAA            1,600,000            1,685,824
  California Health Facilities Financing Authority Revenue Series B
  Refunding, 5.25% due 10/1/2013 (Kaiser Permanente Project) (ETM)          A3/AAA            2,620,000            2,772,929
  California State Department of Water Resources Power Supply Series
  A, 5.50% due 5/1/2008                                                     A2/A-             2,050,000            2,145,653
  California State Department of Water Resources Power Supply Series
  A, 5.50% due 5/1/2012                                                     A2/A-             2,600,000            2,851,264
  California State Department of Water Resources Power Supply Series
  A, 6.00% due 5/1/2013                                                     A2/A-             2,550,000            2,882,393
  California Statewide Community Development Authority Revenue Series
  D, 4.35% due 11/1/2036 put 3/1/2007 (Kaiser Permanente Project)         VMIG2/A-1           2,000,000            2,017,100
  Central Valley Financing Authority Revenue, 6.00% due 7/1/2009            NR/BBB              500,000              505,375
  (Carson Ice Project)
  Northern California Power Agency Public Power Revenue Series A,
  5.00% due 7/1/2009 (Geothermal Project Number 3)                        Baa2/BBB+           6,100,000            6,105,795
  Ontario Montclair California School District COP Refunding, 3.80%
  due 9/1/2028 put 8/31/2007 (School Facility Bridge Funding Project;
  Insured: FSA)                                                           VMIG1/A-1+          1,680,000            1,680,269
  San Jose Financing Authority Lease Revenue Series D, 5.00% due
  6/1/2039 mandatory put 6/1/2006 (Civic Center Project; Insured:
  AMBAC)                                                                   Aaa/AAA            3,000,000            3,021,090
  Santa Clara Valley Transportation Authority Sales Tax Revenue
  Measure A, 4.00% due 4/1/2036 put 10/2/2006 (Insured: AMBAC)             Aaa/AAA            1,000,000            1,005,870
  South Orange County California Public Financing Authority Special
  Tax Revenue Series C, 8.00% due 8/15/2008 (Foothill Area Project;
  Insured: FGIC)                                                           Aaa/AAA            1,500,000            1,672,995
  Tri City Hospital District Revenue Refunding Series B, 6.00% due
  2/15/2006 (Insured: MBIA)                                                Aaa/AAA            1,000,000            1,003,450
Colorado -- 3.88%
  Adams County Communication Center Series A, 4.75% due 12/1/2006          Baa1/NR              525,000              527,620
  Adams County Revenue Platte Valley Medical Center, 5.00% due
  2/1/2012 (Insured: FHA, MBIA)                                             NR/AAA            1,310,000            1,396,932
  Adams County Revenue Platte Valley Medical Center, 5.00% due
  8/1/2012 (Insured: FHA, MBIA)                                             NR/AAA            1,345,000            1,437,011
  Adams County Revenue Platte Valley Medical Center, 5.00% due
  2/1/2013 (Insured: FHA, MBIA)                                             NR/AAA            1,380,000            1,475,358
  Adams County Revenue Platte Valley Medical Center, 5.00% due
  8/1/2013 (Insured: FHA, MBIA)                                             NR/AAA            1,420,000            1,521,388
  Adams County Revenue Platte Valley Medical Center, 5.00% due
  2/1/2015 (Insured: FHA, MBIA)                                             NR/AAA            1,530,000            1,642,287
  Adams County Revenue Platte Valley Medical Center, 5.00% due
  8/1/2015 (Insured: FHA, MBIA)                                             NR/AAA            1,565,000            1,680,544
  Adams County School District 012  Series A, 4.375% due 12/15/2007        Aa3/AA-            1,000,000            1,020,250
  Central Platte Valley Metropolitan District Refunding Series A,           NR/AA            12,200,000           12,688,366
  5.00% due 12/1/2031 put 12/1/2009 (LOC: US Bank)
  Colorado Department of Transport Revenue Anticipation Notes, 6.00%
  due 6/15/2008 (Insured: AMBAC)                                           Aaa/AAA            1,500,000            1,593,825
  Colorado Educational & Cultural Facilities, 4.90% due 4/1/2008
  (Nashville Public Radio Project)                                         NR/BBB+            1,000,000            1,012,940
  Colorado Health Facilities Authority, 5.00% due 9/1/2007 (Catholic
  Health Initiatives Project)                                               Aa2/AA            5,705,000            5,846,313
  Colorado Health Facilities Authority Series A, 5.375% due 12/1/2009
  (Catholic Health Initiatives Project)                                     Aa2/AA              515,000              541,358
  Colorado Housing Finance Authority, 5.25% due 10/1/2007                   A1/AA+               80,000               80,238
  Denver City & County COP Series A, 5.50% due 5/1/2006 (Insured:
  MBIA) (ETM)                                                              Aaa/AAA              500,000              503,625
  Denver Convention Center Senior Series A, 5.00% due 12/1/2011
  (Insured: XLCA)                                                          Aaa/AAA            3,335,000            3,577,221
  El Paso County School District Number 49 Series A, 6.00% due
  12/1/2009 (Insured: FSA)                                                 Aaa/AAA            1,000,000            1,073,800
  Highlands Ranch Metropolitan District 2 Colorado, 6.50% due
  6/15/2012 (Insured: FSA) (ETM)                                           Aaa/AAA              525,000              611,110
  Highlands Ranch Metropolitan District 2 Colorado Unrefunded
  Balance, 6.50% due 6/15/2012 (Insured: FSA)                              Aaa/AAA              475,000              552,078
  Highlands Ranch Metropolitan District 3 Refunding Series B, 5.25%
  due 12/1/2008 (Insured: ACA)                                               NR/A             1,760,000            1,833,445
  Highlands Ranch Metropolitan District 3 Series A, 5.25% due
  12/1/2008 (Insured: ACA)                                                   NR/A             1,520,000            1,583,430
  Pinery West Metropolitan District 3, 4.70% due 12/1/2021 put
  12/1/2007 (LOC: Compass Bank)                                              NR/A             1,040,000            1,052,719
  Plaza Metropolitan District 1 Revenue, 7.60% due 12/1/2016 (Public
  Improvement Fee/Tax Increment Project)                                    NR/NR             6,000,000            6,604,860
  Southland Metropolitan District Number 1 Unlimited GO, 6.75% due
  12/1/2016                                                                 NR/NR             1,000,000            1,093,030
Connecticut -- 0.10%
  Bridgeport GO, 6.00% due 3/1/2006 (Insured: AMBAC)                       Aaa/AAA            1,325,000            1,331,148
Delaware -- 0.56%
  Delaware State Economic Development Authority Revenue, 5.50% due
  7/1/2025 put 7/1/2010 (Delmarva Power & Light Project)                   Baa1/BBB           2,045,000            2,135,553
  Delaware State Health Facilities Authority Revenue, 6.25% due
  10/1/2006 (ETM)                                                          Aaa/AAA              845,000              861,427
  Delaware State Health Facilities Authority Revenue Series A, 5.25%
  due 6/1/2011 (Beebe Medical Center Project)                             Baa1/BBB+           1,275,000            1,359,532
  Delaware State Health Facilities Authority Revenue Series A, 5.25%
  due 5/1/2012 (Nanticoke Memorial Hospital Project; Insured: Radian)       NR/AA             1,370,000            1,463,913
  Delaware State Health Facilities Authority Revenue Series A, 5.25%
  due 5/1/2013 (Nanticoke Memorial Hospital Project; Insured: Radian)       NR/AA             1,445,000            1,535,992
District Of Columbia -- 1.48%
  District of Columbia COP, 5.00% due 1/1/2008 (Public Safety &
  Emergency Project; Insured: AMBAC)                                       Aaa/AAA            1,000,000            1,031,310
  District of Columbia COP, 5.25% due 1/1/2013 (Insured: AMBAC)            Aaa/AAA            5,950,000            6,422,965
  District of Columbia Hospital Revenue, 5.70% due 8/15/2008
  (Medlantic Healthcare Project) (ETM)                                     Aaa/AAA            4,430,000            4,583,810
  District of Columbia Hospital Revenue Refunding, 5.10% due
  8/15/2008 (Medlantic Healthcare Group A Project) (ETM)                   Aaa/AAA            1,500,000            1,566,345
  District of Columbia Revenue, 6.00% due 1/1/2007 (American Assoc.
  for Advancement of Science Project; Insured: AMBAC)                      Aaa/AAA              500,000              513,060
  District of Columbia Tax Increment Capital Appreciation, 0% due
  7/1/2009 (Mandarin Oriental Project; Insured: FSA)                       Aaa/AAA            2,000,000            1,753,540
  District of Columbia Tax Increment Capital Appreciation, 0% due
  7/1/2011 (Mandarin Oriental Project; Insured: FSA)                       Aaa/AAA            1,990,000            1,596,418
  District of Columbia Tax Increment Capital Appreciation, 0% due
  7/1/2012 (Mandarin Oriental Project; Insured: FSA)                       Aaa/AAA            1,480,000            1,131,638
  Washington DC Convention Center Authority Dedicated Tax Revenue,         Aaa/AAA              750,000              759,592
  5.00% due 10/1/2006 (Insured: AMBAC)
Florida -- 4.79%
  Broward County Resource Recovery Revenue Refunding, 5.375% due
  12/1/2009 (Wheelabrator South Project)                                    A3/AA             5,000,000            5,285,500
  Capital Projects Finance Authority Student Housing, 5.50% due
  10/1/2012 (Capital Projects Student Housing; Insured: MBIA)              Aaa/AAA            1,000,000            1,083,620
  Crossings at Fleming Island Community Development Refunding Series
  B, 5.45% due 5/1/2010 (Insured: MBIA)                                    Aaa/AAA            2,996,000            3,142,415
  Dade County Solid Waste Systems Special Obligation Revenue
  Refunding, 6.00% due 10/1/2007 (Insured: AMBAC)                          Aaa/AAA            7,000,000            7,312,830
  Escambia County Health Facilities Revenue Baptist Hospital Baptist
  Manor, 5.125% due 10/1/2014                                              A3/BBB+            2,755,000            2,840,129
  Flagler County School Board Certificates of Participation Series A,
  5.00% due 8/1/2014 (Insured: FSA)                                        Aaa/AAA            1,605,000            1,734,780
  Florida State Department of Children & Families COP South Florida
  Evaluation Treatment, 5.00% due 10/1/2015                                 NR/AA+              925,000              997,872
  Florida State Refunding, 6.00% due 7/1/2006 (Department of
  Transportation Right of Way Project)                                     Aa1/AAA            1,465,000            1,485,071
  Gulf Breeze Florida Revenue Local Government Series C, 4.00% due
  12/1/2015 put 12/1/2007 (Insured: FGIC)                                  Aaa/AAA            1,900,000            1,904,541
  Gulf Breeze Florida Revenue Local Government Series E, 4.00% due
  12/1/2020 put 12/1/2007 (Insured: FGIC)                                  Aaa/AAA            2,170,000            2,175,186
  Hillsborough County Industrial Development Authority, 5.10% due
  10/1/2013 (Tampa Electric Co. Project)                                  Baa2/BBB-           6,000,000            6,246,900
  Jacksonville Electric St. John's River Park Systems Revenue
  Issue-2, 17th Series, 5.25% due 10/1/2012                                Aa2/AA-            5,000,000            5,381,100
  Miami Dade County School Board COP Series A, 5.00% due 5/1/2006
  (ETM)                                                                    Aaa/AAA            1,910,000            1,920,180
  Miami Dade County School Board COP Series B, 5.50% due 5/1/2031 put
  5/1/2011 (Insured: MBIA)                                                 Aaa/AAA            1,010,000            1,088,225
  Miami Dade County School Board COP Series C, 5.00% due 8/1/2007
  (Insured: MBIA)                                                          Aaa/AAA            3,390,000            3,475,462
  Miami Dade County Special Housing Revenue Refunding, 5.80% due           Baa3/NR            3,560,000            3,587,305
  10/1/2012 (HUD Section 8)
  Orange County Health Facilities Authority, 5.80% due 11/15/2009
  (Adventist Health System Project) (ETM)                                   A2/A+             1,395,000            1,511,845
  Orange County Health Facilities Authority Revenue Refunding, 6.25%
  due 11/15/2008 (Adventist Health Systems Project; Insured: AMBAC)        Aaa/AAA            3,120,000            3,189,451
  Orange County Health Facilities Authority Revenue Unrefunded
  Balance Series A, 6.25% due 10/1/2007 (Orlando Regional Hospital
  Project; Insured: MBIA)                                                  Aaa/AAA              925,000              968,142
  Palm Beach County Industrial Development Revenue Series 1996, 6.00%
  due 12/1/2006 (Lourdes-Noreen McKeen Residence Project) (ETM)              NR/A               485,000              496,039
  Pasco County Housing Finance Authority Multi Family Revenue
  Refunding Series A, 5.35% due 6/1/2027 put 6/1/2008 (Oak Trail
  Apts. Project; Insured: AXA)                                              NR/AA-            1,000,000            1,003,470
  Pelican Marsh Community Development District Refunding Series A,
  5.00% due 5/1/2011 (Insured: Radian)                                      NR/AA             3,025,000            3,088,101
  St. John's County Florida Industrial Development Authority Series
  A, 5.50% due 8/1/2014 (Presbyterian Retirement Project)                   NR/NR             1,755,000            1,871,181
  Sunshine State Governmental Financing, 3.55% due 7/1/2016 put
  1/9/2006 (Insured: AMBAC) (weekly demand note)                           VMIG1/NR           1,050,000            1,050,000
Georgia -- 0.51%
  Floyd County Sales Tax, 3.50% due 1/1/2006                                Aa3/NR            1,500,000            1,500,015
  Georgia Municipal Association Inc. COP, 5.00% due 12/1/2006
  (Atlanta City Court Project; Insured: AMBAC)                             Aaa/AAA            1,000,000            1,015,640
  Georgia Municipal Electric Power Authority Revenue Series Y, 6.30%
  due 1/1/2006                                                              A1/A+               730,000              730,058
  Monroe County Development Authority Pollution Control Revenue,
  6.75% due 1/1/2010 (Oglethorpe Power Project; Insured: MBIA)             Aaa/AAA            2,000,000            2,236,860
  Monroe County Development Authority Pollution Control Revenue,
  6.80% due 1/1/2012 (Oglethorpe Power Project; Insured: MBIA)             Aaa/AAA            1,000,000            1,165,390
Hawaii -- 0.32%
  Hawaii State Department of Budget & Finance Special Purpose
  Hawaiian Electric Co., 4.95% due 4/1/2012 (Insured: MBIA)                Aaa/AAA            2,000,000            2,124,540
  Hawaii State Refunding Series CB, 5.75% due 1/1/2007                     Aa2/AA-            1,000,000            1,024,170
  Honolulu City & County Refunding Series A, 7.35% due 7/1/2006            Aa2/AA-            1,000,000            1,019,860
Idaho -- 0.23%
  Twin Falls Urban Renewal Agency Refunding Series A, 4.95% due
  8/1/2014                                                                  NR/NR             1,640,000            1,631,997
  Twin Falls Urban Renewal Agency Refunding Series A, 5.15% due
  8/1/2017                                                                  NR/NR             1,455,000            1,443,665
Illinois -- 10.02%
  Champaign County Community School District No. 116 Series C, 0% due
  1/1/2009 (ETM)                                                           Aaa/AAA            1,205,000            1,081,933
  Champaign County Community School District No. 116 Unrefunded
  Balance Series C, 0% due 1/1/2009 (Insured: FGIC)                        Aaa/AAA            2,140,000            1,918,617
  Chicago Board of Education, 6.00% due 12/1/2009 (Insured: FGIC)          Aaa/AAA            2,000,000            2,183,340
  Chicago Board of Education School Reform, 6.25% due 12/1/2012
  (Insured: MBIA)                                                          Aaa/AAA              750,000              862,575
  Chicago Housing Authority Capital Program Revenue, 5.00% due
  7/1/2007                                                                  Aa3/AA            1,000,000            1,022,360
  Chicago Housing Authority Capital Program Revenue, 5.25% due
  7/1/2010                                                                  Aa3/AA            2,300,000            2,451,524
  Chicago Metropolitan Water Reclamation, 6.90% due 1/1/2007               Aaa/AA+            1,185,000            1,207,539
  Chicago Midway Airport Revenue Series A, 5.40% due 1/1/2009
  (Insured: MBIA)                                                          Aaa/AAA            1,340,000            1,376,716
  Chicago Midway Airport Revenue Series C, 5.50% due 1/1/2013
  (Insured: MBIA)                                                          Aaa/AAA            1,180,000            1,290,188
  Chicago O'Hare International Airport Revenue, 5.375% due 1/1/2007
  (Insured: AMBAC)                                                         Aaa/AAA            1,000,000            1,020,600
  Chicago O'Hare International Airport Revenue, 5.00% due 1/1/2012
  (Insured: MBIA)                                                          Aaa/AAA            1,105,000            1,181,687
  Chicago O'Hare International Airport Revenue 2nd Lien Series C-1,        Aaa/AAA            1,000,000            1,054,040
  5.00% due 1/1/2010 (Insured: MBIA)
  Chicago O'Hare International Airport Revenue Passenger Facility
  Series A, 5.625% due 1/1/2014 (Insured: AMBAC)                           Aaa/AAA            3,065,000            3,131,909
  Chicago O'Hare International Airport Revenue Refunding Series A,
  4.90% due 1/1/2006 (Insured: MBIA)                                       Aaa/AAA              675,000              675,034
  Chicago Park District Parking Facility Revenue, 5.75% due 1/1/2010
  (ETM)                                                                     Baa1/A            1,000,000            1,084,140
  Chicago Public Commerce Building Revenue Series C, 5.50% due
  2/1/2006 (Insured: FGIC)                                                 Aaa/AAA            2,000,000            2,003,840
  Chicago Refunding Series A, 5.375% due 1/1/2013 (Insured: MBIA)          Aaa/AAA            2,000,000            2,165,640
  Chicago Refunding Series A-2, 6.125% due 1/1/2012 (Insured: AMBAC)       Aaa/AAA            1,000,000            1,130,040
  Chicago Water Revenue, 6.50% due 11/1/2011 (Insured: FGIC)               Aaa/AAA            1,810,000            2,076,794
  Cook County Capital Improvement, 5.50% due 11/15/2008 pre-refunded
  11/15/2006                                                               Aaa/AAA              995,000            1,023,835
  Cook County Community Capital Appreciation, 0% due 12/1/2010
  (Insured: FSA)                                                            Aaa/NR            2,000,000            1,661,660
  Cook County Community School District 97 Series B, 9.00% due
  12/1/2013 (Insured: FGIC)                                                 Aaa/NR            2,250,000            3,031,290
  Cook County Refunding Series A, 6.25% due 11/15/2013 (Insured:
  MBIA)                                                                    Aaa/AAA            3,995,000            4,636,397
  Cook County School District 99, 9.00% due 12/1/2012 (Insured: FGIC)       Aaa/NR            1,000,000            1,304,860
  Du Page County Forest Preservation District, 0% due 11/1/2009            Aaa/AAA            5,000,000            4,350,050
  Glenview Multi Family Revenue Refunding, 5.20% due 12/1/2027 put
  12/1/2007 (Collateralized: FNMA)                                          NR/AAA            1,470,000            1,500,341
  Hoffman Estates Illinois Tax Increment Revenue, 0% due 5/15/2006
  (Hoffman Estates Economic Development Project; Guaranty: Sears)           Ba1/NR            3,075,000            3,024,939
  Hoffman Estates Illinois Tax Increment Revenue Junior Lien, 0% due
  5/15/2007                                                                 Ba1/NR            1,500,000            1,411,530
  Illinois Development Finance Authority Multi Family Housing Revenue       NR/AAA              900,000              918,171
  Refunding Series A, 5.55% due 7/20/2008 (Collateralized: GNMA)
  Illinois Development Finance Authority Pollution Control Revenue
  Refunding, 5.70% due 1/15/2009 (Commonwealth Edison Co. Project;
  Insured: MBIA)                                                           Aaa/AAA            3,000,000            3,185,880
  Illinois Development Finance Authority Pollution Series A, 7.375%
  due 7/1/2021 pre-refunded 7/1/2006 (Illinois Power Co. Project)          Baa2/NR            5,000,000            5,195,300
  Illinois Development Finance Authority Revenue, 6.00% due
  11/15/2009 (Adventist Health Project; Insured: MBIA)                     Aaa/AAA            3,635,000            3,923,837
  Illinois Development Finance Authority Revenue, 6.00% due
  11/15/2010 (Adventist Health Project; Insured: MBIA)                     Aaa/AAA            3,860,000            4,225,465
  Illinois Development Finance Authority Revenue Community Rehab
  Providers A, 5.00% due 7/1/2006                                           NR/BBB              645,000              646,142
  Illinois Development Finance Authority Revenue Provena Health
  Series A, 5.50% due 5/15/2011 (Insured: MBIA)                            Aaa/AAA            1,000,000            1,051,200
  Illinois Development Finance Authority Revenue Refunding Community
  Rehab Providers A, 5.60% due 7/1/2006                                     NR/BBB            1,000,000            1,005,750
  Illinois Development Finance Authority Revenue Refunding Community
  Rehab Providers Series A, 6.00% due 7/1/2015                              NR/BBB            4,500,000            4,630,860
  Illinois Development Finance Authority Revenue Series A, 5.75% due
  5/15/2014 (Provena Health Project; Insured: MBIA)                        Aaa/AAA            6,035,000            6,378,029
  Illinois Educational Facilities Authority Revenues Unrefunded
  Balance Loyola A, 6.00% due 7/1/2009 (Insured: MBIA)                     Aaa/AAA            1,275,000            1,375,725
  Illinois Health Facilities Authority Revenue, 5.50% due 11/15/2007
  (OSF Healthcare System Project)                                            A2/A               915,000              944,664
  Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2008
  (Iowa Health System Project)                                              A1/NR             1,290,000            1,361,066
  Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2009
  (Iowa Health System Project)                                              A1/NR             1,375,000            1,479,143
  Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2010         A1/NR             1,465,000            1,603,208
  (Iowa Health System Project) (ETM)
  Illinois Health Facilities Authority Revenue, 6.00% due 2/15/2011
  (Iowa Health System Project; Insured: AMBAC) (ETM)                       Aaa/AAA            1,560,000            1,722,349
  Illinois Health Facilities Authority Revenue Refunding, 5.00% due
  8/15/2007 (University of Chicago Hospital & Health Project;
  Insured: MBIA)                                                           Aaa/AAA            1,500,000            1,538,655
  Illinois Health Facilities Authority Revenue Refunding, 5.00% due
  8/15/2008 (University of Chicago Hospital & Health Project;
  Insured: MBIA)                                                           Aaa/AAA            1,500,000            1,558,380
  Illinois Health Facilities Authority Revenue Refunding, 5.50% due
  11/15/2011 (Methodist Medical Center Project; Insured: MBIA)             Aaa/AAA            3,000,000            3,176,670
  Illinois Health Facilities Authority Revenue University of Chicago,
  5.00% due 8/15/2009 (Hospital Systems Project; Insured: MBIA)            Aaa/AAA            1,000,000            1,049,220
  Illinois Hospital District, 5.50% due 1/1/2010 (Insured: FGIC)           Aaa/AAA            1,040,000            1,113,445
  Illinois State COP Central Management Department, 5.00% due
  7/1/2007 (Insured: AMBAC)                                                Aaa/AAA              500,000              512,140
  Illinois State Partners Series A, 6.00% due 7/1/2006 (Insured:
  AMBAC)                                                                   Aaa/AAA            1,000,000            1,013,450
  Kane County School District Number 129 Aurora West Side Refunding,
  5.50% due 2/1/2012 (Insured: FGIC)                                        Aaa/NR            1,200,000            1,248,900
  Lake County Community Consolidated School District 73, 9.00% due
  1/1/2006 (Insured: FSA)                                                   Aaa/NR            1,000,000            1,000,150
  Lake County Community High School District 117 Series B, 0% due
  12/1/2006 (Insured: FGIC)                                                 Aaa/NR            2,000,000            1,939,260
  Lake County Community High School District 117 Series B, 0% due
  12/1/2011 (Insured: FGIC)                                                 Aaa/NR            3,235,000            2,575,319
  McHenry & Kane Counties Community Consolidated School District 158,
  0% due 1/1/2010 (Insured: FGIC)                                          Aaa/AAA            1,000,000              861,820
  McHenry & Kane Counties Il, 0% due 1/1/2012 (Insured: FGIC)              Aaa/AAA            2,200,000            1,736,526
  Mclean & Woodford Counties School District GO, 7.375% due 12/1/2010
  (Insured: FSA)                                                            Aaa/NR            1,500,000            1,751,460
  Metropolitan Pier & Exposition Authority Dedicated State Tax             Aaa/AAA            1,250,000            1,290,138
  Revenue Series A-2002, 6.00% due 6/15/2007 pre-refunded 6/15/2006
  (McCormick Place Exposition Project; Insured: AMBAC)
  Metropolitan Pier & Exposition Authority Dedicated State Tax
  Revenue Series A-2002 Unrefunded Balance, 6.00% due 6/15/2007
  (McCormick Place Exposition Project; Insured: AMBAC)                     Aaa/AAA            3,750,000            3,869,138
  Naperville City, Du Page & Will Counties Economic Development
  Revenue, 6.10% due 5/1/2008 (Hospital & Health System Association
  Project; LOC: Bank One N.A.)                                              NR/AA-            1,895,000            1,936,197
  Peoria Public Building Commission School District Facilities
  Revenue, 0% due 12/1/2007 (Insured: FGIC)                                 Aaa/NR            1,100,000            1,028,412
  University of Illinois COP Series A, 5.00% due 8/15/2019
  pre-refunded 8/15/2011 (Utility Infrastructure Project)                  Aaa/AAA            5,235,000            5,617,364
  University of Illinois Revenues, 0% due 10/1/2006 (Insured: MBIA)        Aaa/AAA            6,300,000            6,143,508
Indiana -- 7.02%
  Allen County Economic Development Revenue, 5.00% due 12/30/2012
  (Indiana Institute of Technology Project)                                 NR/NR             1,370,000            1,422,402
  Allen County Economic Development Revenue First Mortgage, 5.30% due
  12/30/2006 (Indiana Institute of Technology Project)                      NR/NR               690,000              700,605
  Allen County Economic Development Revenue First Mortgage, 5.60% due
  12/30/2009 (Indiana Institute of Technology Project)                      NR/NR             1,110,000            1,166,321
  Allen County Jail Building Corp. First Mortgage, 5.75% due
  10/1/2010 (ETM)                                                           Aa3/NR            1,115,000            1,225,954
  Allen County Jail Building Corp. GO, 5.00% due 10/1/2011 (Insured:
  XLCA)                                                                    Aaa/AAA            2,390,000            2,546,354
  Allen County Jail Building Corp. GO, 5.00% due 10/1/2012 (Insured:
  XLCA)                                                                    Aaa/AAA            1,275,000            1,363,345
  Allen County Jail Building Corp. GO, 5.00% due 10/1/2014 (Insured:
  XLCA)                                                                    Aaa/AAA            1,000,000            1,074,710
  Allen County Jail Building Corp. GO, 5.00% due 10/1/2015 (Insured:
  XLCA)                                                                    Aaa/AAA            1,480,000            1,591,030
  Allen County Jail Building Corp. GO, 5.00% due 10/1/2016 (Insured:       Aaa/AAA            1,520,000            1,631,766
  XLCA)
  Allen County Redevelopment District Tax Series A, 5.00% due
  11/15/2016                                                                A3/NR             1,000,000            1,041,090
  Ball State University Revenues Student Fee Series K, 5.75% due
  7/1/2012 (Insured: FGIC)                                                 Aaa/AAA            1,000,000            1,108,880
  Boone County Hospital Association Lease Revenue, 5.00% due
  1/15/2007 (ETM)                                                          Aaa/AAA            1,085,000            1,103,803
  Boonville Junior High School Building Corp. Revenue, 0% due
  7/1/2010 (State Aid Withholding)                                           NR/A               850,000              697,187
  Boonville Junior High School Building Corp. Revenue, 0% due
  1/1/2011 (State Aid Withholding)                                           NR/A               850,000              677,033
  Boonville Junior High School Building Corp. Revenue Refunding, 0%
  due 7/1/2011 (State Aid Withholding)                                       NR/A               950,000              738,872
  Brownsburg 1999 School Building, 5.00% due 2/1/2011 (Insured: FSA)       Aaa/AAA            1,720,000            1,833,503
  Brownsburg 1999 School Building, 5.00% due 8/1/2011 (Insured: FSA)       Aaa/AAA            1,835,000            1,962,459
  Brownsburg 1999 School Building, 5.25% due 2/1/2012 (Insured: FSA)       Aaa/AAA            1,880,000            2,039,894
  Brownsburg 1999 School Building, 5.25% due 8/1/2012 (Insured: FSA)       Aaa/AAA            1,755,000            1,911,055
  Carmel Indiana Redevelopment Authority Lease Capital Appreciation
  Performing Arts, 0% due 2/1/2015                                          Aa2/AA            1,575,000            1,048,099
  Center Grove 2000 Building First Mortgage, 5.00% due 7/15/2009
  (Insured: AMBAC) (ETM)                                                   Aaa/AAA            1,175,000            1,237,898
  Center Grove 2000 Building First Mortgage, 5.00% due 7/15/2010
  (Insured: AMBAC) (ETM)                                                   Aaa/AAA            1,135,000            1,208,253
  Dekalb County Redevelopment Authority Lease Rental Revenue
  Refunding, 5.00% due 1/15/2011 (Mini Mill Local Public Improvement
  Project; Insured: XLCA)                                                  Aaa/AAA            1,015,000            1,074,499
  Dekalb County Redevelopment Authority Lease Rental Revenue
  Refunding, 5.00% due 1/15/2012 (Mini Mill Local Public Improvement
  Project; Insured: XLCA)                                                  Aaa/AAA            1,000,000            1,062,940
  Dekalb County Redevelopment Authority Lease Rental Revenue
  Refunding, 5.25% due 1/15/2013 (Mini Mill Local Public Improvement
  Project; Insured: XLCA)                                                  Aaa/AAA            1,000,000            1,079,220
  Dekalb County Redevelopment Authority Lease Rental Revenue               Aaa/AAA            1,000,000            1,074,800
  Refunding, 5.25% due 1/15/2014 (Mini Mill Local Public Improvement
  Project; Insured: XLCA)
  Eagle Union Middle School Building Corp., 5.50% due 7/15/2009 (ETM)      Aaa/AAA              910,000              973,782
  Elberfeld J. H. Castle School Building Corp. Indiana First
  Mortgage, 0% due 1/15/2006 (State Aid Withholding)                         NR/A             1,860,000            1,857,043
  Elberfeld J. H. Castle School Building Corp. Indiana First Mortgage
  Refunding, 0% due 7/5/2008 (Insured: MBIA)                                NR/AAA            1,860,000            1,699,761
  Evansville Vanderburgh Refunding, 5.00% due 7/15/2014 (Insured:
  AMBAC)                                                                   Aaa/AAA            1,000,000            1,080,530
  Evansville Vanderburgh Refunding, 5.00% due 7/15/2015 (Insured:
  AMBAC)                                                                   Aaa/AAA            1,000,000            1,080,960
  Goshen Multi School Building Corp. First Mortgage, 5.20% due
  7/15/2007 (Insured: MBIA)                                                Aaa/AAA              965,000              992,329
  Hammond Multi-School Building Corp. First Mortgage Refunding Bond
  Series 1997, 6.00% due 7/15/2008 (Lake County Project; State Aid
  Withholding)                                                              Aaa/A             2,305,000            2,406,074
  Huntington Economic Development Revenue, 6.00% due 11/1/2006
  (United Methodist Membership Project)                                     NR/NR               200,000              202,918
  Huntington Economic Development Revenue, 6.15% due 11/1/2008
  (United Methodist Membership Project)                                     NR/NR               700,000              731,801
  Huntington Economic Development Revenue, 6.20% due 11/1/2010
  (United Methodist Membership Project)                                     NR/NR               790,000              825,740
  Indiana Health Facility Financing Authority Hospital Revenue Series
  D, 5.00% due 11/1/2026 pre-refunded 11/1/2007                             Aaa/NR            1,600,000            1,642,352
  Indiana State Educational Facilities Authority Revenue, 5.75% due
  10/1/2009 (University of Indianapolis Project)                            NR/A-               670,000              714,287
  Indiana University Revenues Refunding, 0% due 8/1/2007 (Insured:
  AMBAC)                                                                   Aaa/AAA            2,500,000            2,367,250
  Indianapolis Airport Authority Revenue Refunding Series A, 5.35%
  due 7/1/2007 (Insured: FGIC)                                             Aaa/AAA            1,100,000            1,131,163
  Indianapolis Local Public Improvement Bond Bank Transportation
  Revenue, 0% due 7/1/2006 (ETM)                                            Aa2/NR            1,240,000            1,219,763
  Indianapolis Local Public Improvement Bond Waterworks Project
  Series F, 5.00% due 1/1/2015 (Insured: MBIA)                             Aaa/AAA            1,000,000            1,085,210
  Indianapolis Local Public Improvement Bond Waterworks Project            Aaa/AAA            1,000,000            1,086,650
  Series F, 5.00% due 7/1/2015 (Insured: MBIA)
  Indianapolis Resource Recovery Revenue Refunding, 6.75% due
  12/1/2006 (Ogden Martin Systems, Inc. Project; Insured: AMBAC)           Aaa/AAA            2,000,000            2,057,320
  Knox Middle School Building Corp. First Mortgage, 6.00% due
  7/15/2008 (Insured: FGIC)                                                Aaa/AAA              855,000              908,420
  Knox Middle School Building Corp. First Mortgage, 6.00% due
  7/15/2009 (Insured: FGIC)                                                Aaa/AAA              455,000              492,842
  Madison Schools Lydia Middleton Building Corp., 5.00% due 7/15/2014
  (Insured: FGIC)                                                          Aaa/AAA            1,200,000            1,293,012
  Madison Schools Lydia Middleton Building Corp., 5.00% due 7/15/2015
  (Insured: FGIC)                                                          Aaa/AAA            1,250,000            1,347,087
  Monroe County Community School Building Corp. Revenue Refunding,
  5.00% due 1/15/2007 (Insured: AMBAC)                                     Aaa/AAA              625,000              633,913
  Mount Vernon of Hancock County Refunding First Mortgage, 5.00% due
  7/15/2013 (Insured: MBIA)                                                Aaa/AAA            1,055,000            1,132,891
  Mount Vernon of Hancock County Refunding First Mortgage, 5.00% due
  7/15/2014 (Insured: MBIA)                                                Aaa/AAA            1,135,000            1,222,974
  Mount Vernon of Hancock County Refunding First Mortgage, 5.00% due
  7/15/2015 (Insured: MBIA)                                                Aaa/AAA            1,140,000            1,228,544
  Northwestern School Building Corp., 5.00% due 7/15/2011 (State Aid
  Withholding)                                                              NR/AA-            1,240,000            1,315,491
  Perry Township Multi School Building Refunding, 5.00% due 1/10/2013
  (Insured: FSA)                                                            Aaa/NR            1,225,000            1,313,188
  West Clark 2000 School Building Corp., 5.25% due 1/15/2013
  (Insured: MBIA)                                                          Aaa/AAA            1,235,000            1,347,657
  Perry Township Multi School Building Refunding, 5.00% due 7/10/2013
  (Insured: FSA)                                                            Aaa/NR            2,025,000            2,174,404
  West Clark 2000 School Building Corp., 5.25% due 7/15/2013
  (Insured: MBIA)                                                          Aaa/AAA            1,305,000            1,427,866
  West Clark 2000 School Building Corp., 5.25% due 1/15/2014
  (Insured: MBIA)                                                          Aaa/AAA            1,335,000            1,463,961
  Perry Township Multi School Building Refunding, 5.00% due 7/10/2014
  (Insured: FSA)                                                            Aaa/NR            2,130,000            2,295,054
  Peru Community School Corp. Refunding First Mortgage, 0% due               NR/A               835,000              684,884
  7/1/2010 (State Aid Withholding)
  Plainfield Indiana Community High School Building Corp. First Mtg,
  5.00% due 1/15/2015 (Insured: FGIC)                                      Aaa/AAA            1,445,000            1,560,311
  Rockport Pollution Control Revenue Series C, 2.625% due 4/1/2025
  put 10/1/2006 (Indiana Michigan Power Co. Project)                       Baa2/BBB           4,030,000            3,981,116
  Warren Township Vision 2005, 5.00% due 7/10/2015 (Insured: FGIC)         Aaa/AAA            2,095,000            2,258,850
  Warren Township Vision 2005 School Building Corp., 3.00% due
  1/10/2006 (Insured: FGIC)                                                Aaa/AAA              595,000              594,958
  Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2010
  (State Aid Withholding) (ETM)                                             NR/AA-              995,000            1,073,844
  Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2011
  (State Aid Withholding) (ETM)                                             NR/AA-            1,095,000            1,192,805
  West Clark School Building Corp. First Mortgage, 5.75% due
  7/15/2011 (Insured: FGIC)                                                Aaa/AAA            2,080,000            2,301,499
  Westfield Elementary School Building Corp. First Mortgage Series
  1997, 6.80% due 7/15/2007 (ETM)                                          Aaa/AAA            1,130,000            1,162,600
  Whitko Indiana Middle School Building Corp. Refunding, 5.35% due
  7/15/2007 (Insured: FSA)                                                 Aaa/AAA              990,000            1,007,107
Iowa -- 2.25%
  Ankeny Community School District Sales & Services Tax Revenue,
  5.00% due 7/1/2010                                                        NR/A+             2,900,000            3,051,351
  Des Moines Limited Obligation Revenue, 4.00% due 12/1/2015 put
  12/1/2005 (Des Moines Parking Associates Project; LOC: Wells Fargo
  Bank)                                                                     NR/NR             3,180,000            3,178,219
  Dubuque Iowa Community School District Series B, 5.00% due 1/1/2013       NR/NR             1,600,000            1,621,216
  Dubuque Iowa Community School District Series B, 5.00% due 7/1/2013       NR/NR             1,640,000            1,660,746
  Iowa Finance Authority Commercial Development Revenue Refunding,
  5.75% due 4/1/2014 put 4/1/2010 (Governor Square Project; Insured:
  AXA)                                                                      NR/AA-            6,650,000            6,906,091
  Iowa Finance Authority Hospital Facility Revenue, 6.50% due
  2/15/2007 (Iowa Health Services Project)                                  A1/NR               435,000              448,154
  Iowa Finance Authority Hospital Facility Revenue, 6.50% due
  2/15/2009 (Iowa Health Services Project)                                  A1/NR             1,825,000            1,963,226
  Iowa Finance Authority Hospital Facility Revenue, 6.50% due               A1/NR             1,955,000            2,140,217
  2/15/2010 (Iowa Health Services Project)
  Iowa Finance Authority Hospital Facility Revenue, 6.00% due
  2/15/2011 pre-refunded 2/15/2010 (Iowa Health Services Project;
  Insured: AMBAC)                                                          Aaa/AAA            3,145,000            3,472,961
  Iowa Finance Authority Revenue Trinity Health Series B, 5.75% due
  12/1/2007                                                                Aa3/AA-            1,430,000            1,489,374
  Iowa Finance Authority Revenue Trinity Health Series B, 5.75% due
  12/1/2010                                                                Aa3/AA-            3,295,000            3,564,498
Kansas -- 0.04%
  Dodge Unified School District 443 Ford County, 8.25% due 9/1/2006
  (Insured: FSA)                                                           Aaa/AAA              500,000              516,175
Kentucky -- 1.36%
  Kentucky Economic Development Finance Authority Refunding &
  Improvement Series A, 5.00% due 2/1/2010 (Ashland Hospital Project;
  Insured: FSA)                                                            Aaa/AAA            1,000,000            1,053,430
  Kentucky Economic Development Finance Authority Series C, 5.35% due
  10/1/2009 (Norton Healthcare Project; Insured: MBIA)                     Aaa/AAA            7,400,000            7,858,356
  Kentucky Economic Development Finance Authority Series C, 5.40% due
  10/1/2010 (Norton Healthcare Project; Insured: MBIA)                     Aaa/AAA            7,830,000            8,422,496
  Kentucky State Turnpike Authority Resources Recovery Revenue, 0%
  due 7/1/2006 (Insured: FGIC)                                             Aaa/AAA              390,000              383,542
  Louisville Water Revenue Refunding, 6.00% due 11/15/2006 (ETM)           Aaa/AAA              150,000              153,229
Louisiana -- 2.81%
  England District, 5.00% due 8/15/2010 (Insured: FGIC)                    Aaa/AAA            1,000,000            1,058,370
  Jefferson Sales Tax District Special Sales Tax Revenue Refunding,
  5.25% due 12/1/2006 (Insured: AMBAC)                                     Aaa/AAA            1,440,000            1,463,515
  Jefferson Sales Tax District Special Sales Tax Revenue Refunding,
  5.25% due 12/1/2007 (Insured: AMBAC)                                     Aaa/AAA            1,515,000            1,564,419
  Louisiana Local Govt. Environmental Facilities & Community Dev.
  Auth. Multi Family Revenue Series A, 5.00% due 9/1/2012 (Bellemont
  Apartments Project)                                                      Baa1/NR            1,000,000            1,002,740
  Louisiana PFA Revenue, 5.375% due 12/1/2008 (Wynhoven Health Care         NR/NR             1,425,000            1,430,344
  Center Project; Guaranty: Archdiocese of New Orleans)
  Louisiana Public Facilities Authority Hospital Revenue Refunding
  Series A, 5.50% due 7/1/2010 (Franciscan Missionaries Project;
  Insured: FSA)                                                            Aaa/AAA            1,000,000            1,072,310
  Louisiana Public Facilities Authority Revenue, 5.75% due 10/1/2008
  (Loyola University Project)                                               A1/A+             1,000,000            1,033,780
  Louisiana Public Facilities Authority Revenue Refunding, 4.00% due
  4/1/2006 (Loyola University Project)                                      A1/A+             1,085,000            1,084,295
  Louisiana Public Facilities Authority Revenue Refunding, 5.50% due
  10/1/2006 (Loyola University Project)                                     A1/A+             1,280,000            1,291,264
  Louisiana State Correctional Facility Lease, 5.00% due 12/15/2008
  (Insured: Radian)                                                         NR/AA             7,135,000            7,322,436
  Louisiana State Office Facilities Corp., 5.50% due 5/1/2013
  (Capitol Complex Project; Insured: AMBAC)                                Aaa/AAA            1,150,000            1,245,255
  Louisiana State Offshore Terminal Authority Deepwater Port Revenue,
  4.375% due 10/1/2020 put 6/1/2007 (Loop LLC Project)                      A3/A-1            2,350,000            2,363,747
  Louisiana State Offshore Terminal Refunding Series D, 4.00% due
  9/1/2023 put 9/1/2008 (Loop LLC Project)                                   A3/A             5,000,000            4,984,350
  Louisiana State Series A, 5.50% due 11/15/2008 (Insured: FGIC)           Aaa/AAA            1,980,000            2,091,494
  Monroe Louisiana Sales Tax Increment Garrett Road Economic
  Development Area, 5.00% due 3/1/2017 (Insured: Radian)                    NR/AA             1,505,000            1,572,439
  New Orleans Parish School Board, 0% due 2/1/2008 (ETM)                   Aaa/AAA            6,050,000            5,264,589
  New Orleans Refunding, 0% due 9/1/2006 (Insured: AMBAC)                  Aaa/AAA            1,000,000              974,730
Maryland -- 0.67%
  Baltimore Maryland, 7.00% due 10/15/2009 (Insured: MBIA)                 Aaa/AAA              580,000              653,608
  Howard County Retirement Community Revenue Series A, 7.25% due
  5/15/2015 pre-refunded 5/15/2010                                          NR/AAA            1,000,000            1,175,720
  Howard County Retirement Community Revenue Series A, 7.875% due
  5/15/2021 pre-refunded 5/15/2010                                          NR/AAA            2,500,000            2,997,600
  Maryland State Health High Educational Facilities Refunding, 6.00%        Aa2/AA            3,605,000            3,919,500
  due 7/1/2009 (John Hopkins University Project)
Massachusetts -- 3.52%
  Massachusetts Development Finance Agency Resource Recovery Revenue
  Series A, 5.50% due 1/1/2011 (Insured: MBIA)                             Aaa/AAA            3,470,000            3,761,133
  Massachusetts Development Finance Agency Resource Recovery Revenue
  Series B, 5.625% due 1/1/2012 (Insured: MBIA)                            Aaa/AAA            1,240,000            1,363,243
  Massachusetts Industrial Finance Agency Revenue, 8.375% due
  2/15/2018 pre-refunded 2/15/2006 (Glenmeadow Retirement Project)          NR/NR             1,000,000            1,025,430
  Massachusetts State 1999 to 2021 Refunding Series B, 6.50% due
  8/1/2008 (ETM)                                                            Aa2/AA            2,000,000            2,142,420
  Massachusetts State Construction Loan Series C, 5.00% due 9/1/2015        Aa2/AA           10,000,000           10,839,100
  Massachusetts State Construction Loan Series D, 6.00% due 11/1/2013
  (Insured: MBIA)                                                          Aaa/AAA            1,000,000            1,149,070
  Massachusetts State Health & Educational Berkshire Health Systems
  Series F, 5.00% due 10/1/2011 (Insured: Assured Guaranty)                 NR/AAA            2,345,000            2,490,929
  Massachusetts State Health & Educational Berkshire Health Systems
  Series F, 5.00% due 10/1/2012 (Insured: Assured Guaranty)                 NR/AAA            2,330,000            2,480,029
  Massachusetts State Health & Educational Berkshire Health Systems
  Series F, 5.00% due 10/1/2013 (Insured: Assured Guaranty)                 NR/AAA            3,215,000            3,429,505
  Massachusetts State Health & Educational Series H, 5.375% due
  5/15/2012 (New England Medical Center Hospital Project; Insured:
  FGIC)                                                                    Aaa/AAA            3,415,000            3,710,773
  Massachusetts State Industrial Finance Agency, 5.90% due 7/1/2027
  pre-refunded 7/1/2007 (Dana Hall School Project)                         Baa2/NR            1,220,000            1,286,588
  Massachusetts State Industrial Finance Agency Capital Appreciation
  Biomedical A, 0% due 8/1/2010                                             Aa3/A+           10,000,000            8,392,900
  Massachusetts State Refunding GO Series A, 6.00% due 11/1/2008           Aaa/AAA            1,000,000            1,069,870
  Massachusetts State Refunding Series A, 5.50% due 1/1/2010                Aa2/AA            1,500,000            1,611,150
  Taunton GO, 8.00% due 2/1/2006 (Insured: MBIA)                           Aaa/AAA            1,500,000            1,506,030
Michigan -- 2.55%
  Dearborn Economic Development Corp. Oakwood Obligation Group Series
  A, 5.75% due 11/15/2015 (Insured: FGIC)                                  Aaa/AAA            2,450,000            2,503,287
  Detroit Convention Facility, 5.25% due 9/30/2007                           NR/A             1,000,000            1,028,540
  Detroit Michigan Series A, 6.00% due 4/1/2007 (ETM)                      Aaa/AAA            1,405,000            1,451,801
  Dickinson County Healthcare Systems Hospital Revenue Refunding,
  5.50% due 11/1/2013 (Insured: ACA)                                         NR/A             2,500,000            2,647,975
  Jackson County Hospital Finance Authority Hospital Revenue Series
  A, 5.00% due 6/1/2006 (W.A. Foote Memorial Hospital Project;
  Insured: AMBAC)                                                           Aaa/NR            1,670,000            1,682,007
  Michigan Hospital Finance Authority Revenue, 5.375% due 7/1/2012
  (Insured: FSA)                                                           Aaa/AAA            2,000,000            2,043,120
  Michigan Hospital Finance Authority Revenue Series A, 5.375% due
  11/15/2033 put 11/15/2007 (Ascension Health Project)                     Aa2/A-1+          10,000,000           10,315,500
  Michigan State COP  Series A, 5.00% due 9/1/2031 put 9/1/2011            Aaa/AAA            5,000,000            5,275,250
  Michigan State Strategic Fund Refunding Detroit Educational, 4.85%
  due 9/1/2030 put 9/1/2011 (Insured: AMBAC)                                Aaa/NR            2,075,000            2,162,814
  Missouri State Health & Educational Facilities Authority Revenue
  Series A, 5.00% due 6/1/2011                                              NR/AA-            1,000,000            1,057,590
  Oakland County Economic Development Corp. Limited, 5.50% due
  6/1/2014 pre-refunded 6/1/2007 (LOC: First America Bank)                  Aa3/NR            1,000,000            1,049,900
  Oxford Area Community School District, 5.00% due 5/1/2012
  (Guaranty: School Bond Loan Fund)                                         Aa2/AA              800,000              856,832
  Summit Academy North Michigan School District, 8.75% due 7/1/2030
  pre-refunded 7/1/2010                                                     NR/NR             1,100,000            1,324,730
Minnesota -- 0.54%
  Minneapolis St. Paul Health Care Systems, 5.25% due 12/1/2012
  (Healthpartners Obligation Group Project)                               Baa1/BBB+           1,000,000            1,068,760
  Minneapolis St. Paul Health Care Systems, 5.25% due 12/1/2013
  (Healthpartners Obligation Group Project)                               Baa1/BBB+           1,500,000            1,607,415
  Osseo Independent School District 279 Crossover Refunding Series B,
  5.00% due 2/1/2006 (School District Credit Program)                       Aa2/NR            1,915,000            1,917,949
  Southern Minnesota Municipal Power Agency Revenue Refunding Series
  A, 5.00% due 1/1/2006 (Insured: AMBAC)                                   Aaa/AAA            1,000,000            1,000,050
  University of Minnesota Refunding Series A, 5.50% due 7/1/2006            Aaa/AA            1,450,000            1,466,284
Mississippi -- 1.06%
  De Soto County School District Trust Certificates, 5.00% due
  12/1/2015 (Insured: MBIA)                                                 Aaa/NR            1,000,000            1,048,600
  Gautier Utility District Systems Revenue Refunding, 5.50% due
  3/1/2012 (Insured: FGIC)                                                  Aaa/NR            1,020,000            1,114,921
  Hattiesburg Water & Sewer Revenue Refunding Systems, 5.20% due
  8/1/2006 (Insured: AMBAC)                                                Aaa/AAA              700,000              707,217
  Mississippi Hospital Equipment & Facilities Authority Revenue,
  6.50% due 5/1/2006 (Refunding Mississippi Baptist Medical Center;
  Insured: MBIA)                                                           Aaa/AAA            1,000,000            1,009,840
  Mississippi Hospital Equipment & Facilities Authority Revenue
  Refunding, 6.00% due 1/1/2015 (Forrest County General Hospital
  Project; Insured: FSA)                                                    Aaa/NR            1,365,000            1,502,783
  Mississippi Hospital Equipment & Facilities Baptist Memorial Health
  B2, 3.50% due 9/1/2022 put 10/1/2006                                      NR/AA             3,500,000            3,493,175
  Mississippi State, 6.20% due 2/1/2008 (ETM)                              Aaa/AAA            3,935,000            4,125,100
  Ridgeland Multi Family Housing Revenue, 4.95% due 10/1/2007
  (Collateralized: FNMA)                                                    NR/AAA              890,000              897,236
Missouri -- 0.42%
  Missouri Development Finance Board Healthcare Facilities Revenue Series A,
  4.80% due 11/1/2012 (Lutheran Home Aged Project; LOC:
  Commerce Bank)                                                            Aa3/NR            1,275,000            1,304,886
  Springfield COP, 5.20% due 6/1/2006 (Law Enforcement Communication
  Project)                                                                  Aa3/NR              840,000              846,518
  Springfield COP, 5.25% due 6/1/2007 (Law Enforcement Communication        Aa3/NR              840,000              861,252
  Project)
  St. Louis County Refunding, 5.00% due 8/15/2007 (Convention &
  Sports Facility Project B 1; Insured: AMBAC)                             Aaa/AAA            2,495,000            2,560,494
Montana -- 1.22%
  Forsyth Pollution Control Revenue Refunding, 5.00% due 10/1/2032
  put 12/30/2008 (Insured: AMBAC)                                          Aaa/AAA           11,440,000           11,861,907
  Forsyth Pollution Control Revenue Refunding, 5.20% due 5/1/2033 put
  5/1/2009 (Portland General Project)                                     Baa1/BBB+           4,000,000            4,139,840
Nebraska -- 0.74%
  Madison County Hospital Authority Revenue 1, 5.25% due 7/1/2010
  (Faith Regional Health Services Project; Insured: Radian)                 NR/AA             1,455,000            1,542,184
  Madison County Hospital Authority Revenue 1, 5.50% due 7/1/2012
  (Faith Regional Health Services Project; Insured: Radian)                 NR/AA             1,625,000            1,751,246
  Omaha Public Power District Nebraska Electric Revenue Refunding
  Systems B, 5.00% due 2/1/2013                                             Aa2/AA            5,000,000            5,387,000
  Omaha Public Power District Nebraska Electric Revenue Series A,
  7.50% due 2/1/2006 (ETM)                                                  NR/AA             1,090,000            1,093,869
Nevada -- 1.24%
  Clark County Nevada School District Series D, 5.00% due 6/15/2015
  (Insured: MBIA)                                                          Aaa/AAA            1,000,000            1,073,420
  Humboldt County Pollution Control Revenue Refunding, 6.55% due
  10/1/2013 (Sierra Pacific Project; Insured: AMBAC)                       Aaa/AAA            5,000,000            5,150,400
  Las Vegas Special Refunding Local Improvement District 707 Series
  A, 5.125% due 6/1/2011 (Insured: FSA)                                    Aaa/AAA            1,695,000            1,788,395
  Nevada Housing Division FNMA Multi Family Certificate A, 4.80% due
  4/1/2008 (Collateralized: FNMA)                                           NR/AAA              235,000              235,888
  Nevada State GO Colorado River Commission Power Delivery A, 7.00%
  due 9/15/2008 pre-refunded 9/15/2007                                      Aa1/AA              840,000              891,299
  Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series
  A, 5.75% due 1/15/2009 (Insured: Radian)                                  NR/AA             1,000,000            1,056,880
  Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series       NR/AA             1,000,000            1,069,700
  A, 5.75% due 1/15/2010 (Insured: Radian)
  Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series
  A, 5.75% due 1/15/2011 (Insured: Radian)                                  NR/AA             1,285,000            1,380,180
  Washoe County School District, 5.50% due 6/1/2008 (Insured: FSA)         Aaa/AAA            3,500,000            3,673,635
New Hampshire -- 0.40%
  Manchester Housing & Redevelopment Authority Series A, 6.05% due
  1/1/2012 (Insured: ACA)                                                   Baa3/A            1,500,000            1,600,830
  New Hampshire Industrial Development Authority Revenue, 3.75% due
  12/1/2009 (Central Vermont Public Services Project; LOC: Citizens
  Bank)                                                                     NR/AA-            2,880,000            2,902,205
  New Hampshire System Revenue Series A, 7.00% due 11/1/2006
  (Insured: FGIC)                                                          Aaa/AAA              665,000              684,956
New Jersey -- 2.42%
  New Jersey Economic Development Authority Revenue Cigarette Tax,
  5.00% due 6/15/2010 (Insured: FSA)                                       Aaa/AAA            1,000,000            1,056,420
  New Jersey Economic Development Authority Revenue Cigarette Tax,
  5.00% due 6/15/2012 (Insured: FGIC)                                      Aaa/AAA            7,375,000            7,870,526
  New Jersey State Tranportation Corp. Fed Transportation
  Administration Grants Series A, 5.50% due 9/15/2013 (Insured:
  AMBAC)                                                                   Aaa/AAA            7,650,000            8,469,468
  New Jersey State Transport Trust Fund Authority Series C, 5.25% due
  6/15/2013 (Transportation Systems Project; Insured: MBIA)                Aaa/AAA            5,000,000            5,461,500
  New Jersey State Transportation Corp. Series A, 5.25% due 9/15/2013
  (Insured: AMBAC)                                                         Aaa/AAA            5,000,000            5,463,450
  Newark Housing Authority Port Authority Rental Backed, 3.50% due
  1/1/2006 (Newark Marine Terminal Redevelopment Project; Insured:
  MBIA)                                                                    Aaa/AAA            1,780,000            1,780,018
  Newark Housing Authority Port Authority Rental Backed, 5.00% due
  1/1/2010 (Newark Marine Terminal Redevelopment Project; Insured:
  MBIA)                                                                    Aaa/AAA            1,000,000            1,056,340
  Pequannock River Basin Regional Sewage Authority Refunding Series
  M, 5.00% due 12/1/2006 (Sewer Revenue Project; Insured: MBIA)             Aaa/NR              630,000              639,967
New Mexico -- 1.41%
  Albuquerque Joint Water & Sewage Systems Revenue Refunding &
  Improvement Series A, 5.25% due 7/1/2011                                  Aa3/AA            1,135,000            1,231,861
  Farmington Utility Systems Revenue Refunding Series A, 5.00% due
  5/15/2011 (Insured: FSA)                                                 Aaa/AAA            3,000,000            3,214,530
  Gallup Pollution Control Revenue Refunding Tri State Generation,
  5.00% due 8/15/2012 (Insured: AMBAC)                                     Aaa/AAA            3,345,000            3,578,615
  New Mexico Highway Commission Revenue Subordinated Lien Tax Series
  B, 5.00% due 6/15/2011 (Insured: AMBAC) (ETM)                            Aaa/AAA            4,865,000            5,183,560
  Santa Fe Utility Revenue Refunding Series A, 5.35% due 6/1/2011
  (Insured: AMBAC)                                                         Aaa/AAA            1,230,000            1,252,964
  University of New Mexico Hospital Mortgage Revenue Bonds, 5.00% due
  1/1/2011 (Insured: FSA & FHA)                                            Aaa/AAA            1,790,000            1,899,584
  University of New Mexico Hospital Mortgage Revenue Bonds, 5.00% due
  7/1/2011 (Insured: FSA & FHA)                                            Aaa/AAA            2,065,000            2,197,552
New York -- 7.95%
  Brookhaven Industrial Development Agency Revenue, 4.375% due
  11/1/2031 put 11/1/2006 (Methodist Retirement Community Project;
  LOC: Northfork Bank)                                                      A1/A-             1,600,000            1,610,048
  Hempstead Industrial Development Agency Resource Recovery Revenue
  Refunding, 5.00% due 12/1/2007 (American Ref-Fuel Project; Insured:
  MBIA)                                                                    Aaa/AAA            1,000,000            1,029,890
  Hempstead Town Industrial Development Agency Refunding, 5.00% due
  12/1/2008 (American Fuel Co. Project; Insured: MBIA)                     Aaa/AAA            1,000,000            1,033,200
  Long Island Power Authority Electric Systems Revenue General Series
  A, 6.00% due 12/1/2007 (Insured: AMBAC)                                  Aaa/AAA            2,285,000            2,398,016
  Long Island Power Authority General Series B, 5.00% due 12/1/2006         A3/A-             7,000,000            7,113,540
  Metropolitan Transportation Authority New York Revenue Series B,
  5.00% due 11/15/2007                                                       A2/A             5,000,000            5,152,500
  Metropolitan Transportation Authority New York Service Series B,
  5.25% due 7/1/2007                                                        A2/AA-            4,535,000            4,660,257
  Monroe County Industrial Development Agency, 5.375% due 6/1/2007
  (St. John Fisher College Project; Insured: Radian)                        NR/AA             1,050,000            1,077,195
  New York City G.O., Series G, 5.25% due 8/1/2016                          A1/A+             4,000,000            4,162,440
  New York City Housing Development Corp. Multi Family Housing
  Revenue Refunding Series A, 5.50% due 11/1/2009                           Aa2/AA              185,000              185,485
  New York City Industrial Development Agency Civic Facility Series
  A, 5.25% due 6/1/2011 (Lycee Francais De New York Project; Insured:
  ACA)                                                                       NR/A             2,215,000            2,346,084
  New York City Industrial Development Agency Civic Facility Series
  A, 5.25% due 6/1/2012 (Lycee Francais De New York Project; Insured:
  ACA)                                                                       NR/A             2,330,000            2,476,440
  New York City Transitional Finance Authority Facilities Refunding
  Series A 1, 5.00% due 11/1/2013                                          Aa1/AAA            4,000,000            4,332,920
  New York City Transitional Finance Authority Facilities Refunding
  Series A 1, 5.00% due 11/1/2014                                          Aa1/AAA            2,000,000            2,174,380
  New York City Transitional Finance Authority Facilities Refunding
  Series A 1, 5.00% due 11/1/2015                                          Aa1/AAA            1,500,000            1,632,750
  New York City Transitional Refunding Future Tax Series A1, 5.00%
  due 11/1/2012                                                            Aa1/AAA            5,000,000            5,397,650
  New York City Transitional Refunding Future Tax Series A1, 5.00%
  due 11/1/2013                                                            Aa1/AAA           10,000,000           10,825,200
  New York Dormitory Authority, 6.00% due 7/1/2007 (Champlain Valley
  Physicians Project; Insured: Connie Lee)                                  NR/AAA            1,040,000            1,079,749
  New York Dormitory Authority Revenues Mental Health Services
  Facilities Improvement B, 5.00% due 8/15/2010 (Insured: MBIA)            Aaa/AAA            1,600,000            1,701,952
  New York Dormitory Authority Revenues Series B, 5.25% due
  11/15/2026 put 5/15/2012 (Insured: AMBAC)                                Aaa/AAA            4,000,000            4,311,360
  New York Series B, 5.50% due 8/1/2011 (Insured: MBIA)                    Aaa/AAA            1,000,000            1,096,130
  New York State Dormitory Authority Aids Long Term Health
  Facilities, 5.00% due 11/1/2013 (Insured: SONYMA)                         Aa1/NR            4,600,000            4,852,540
  New York State Dormitory Authority Aids Long Term Health
  Facilities, 5.00% due 11/1/2014 (Insured: SONYMA)                         Aa1/NR            1,500,000            1,582,350
  New York State Dormitory Authority Revenue Hospital Series A, 5.25%      Aaa/AAA            3,800,000            4,141,924
  due 8/15/2013 (Presbyterian Hospital; Insured: FHA & FSA)
  New York State Dormitory Authority Revenue Refunding, 5.00% due
  2/15/2010 (Wyckoff Heights Project; Insured: AMBAC)                      Aaa/AAA            4,870,000            5,085,010
  New York State Dormitory Authority Revenues, 5.00% due 7/1/2007
  (City University Systems Project)                                         A2/AA-            3,500,000            3,579,310
  New York State Dormitory Authority Revenues, 5.50% due 7/1/2012
  (South Nassau Community Hospital B Project)                              Baa1/NR            1,820,000            1,967,930
  New York State Dormitory Authority Revenues, 5.50% due 7/1/2013
  (South Nassau Community Hospital B Project)                              Baa1/NR            1,500,000            1,625,385
  New York State Dormitory Authority Revenues Secured Hospital
  Interfaith Medical Center Series D, 5.75% due 2/15/2008 (Insured:
  FSA)                                                                     Aaa/AAA            2,515,000            2,629,281
  New York State Housing Finance Service Contract Series A, 6.25% due
  9/15/2010 pre-refunded 9/15/2007                                          A2/AAA            1,920,000            1,996,915
  New York Thruway Authority General Revenue Special Obligation, 0%
  due 1/1/2006                                                              NR/A-             1,320,000            1,319,881
  New York Urban Development Corp. Revenue University Facilities
  Grants, 6.00% due 1/1/2006                                                A1/AA-              255,000              255,018
  New York Urban Development Corp. Series 7, 6.00% due 1/1/2006             A1/AA-            3,425,000            3,425,240
  Oneida County Industrial Development Agency Series C, 6.00% due
  1/1/2009 (Civic Facility Faxton Hospital Project; Insured: Radian)        NR/AA               710,000              756,839
  Tobacco Settlement Financing Corp. Asset Backed Series B-1C, 5.25%
  due 6/1/2013                                                              A1/AA-            2,000,000            2,085,660
  Tobacco Settlement Financing Corp. New York Revenue Asset Backed
  Series A-1C, 5.25% due 6/1/2012 (Secured: State Contingency
  Contract)                                                                 A1/AA-            1,190,000            1,200,032
  Tobacco Settlement Financing Corp. New York Revenue Asset Backed
  Series B-1C, 5.25% due 6/1/2013 (Insured: XLCA)                          Aaa/AAA            2,000,000            2,088,020
North Carolina -- 2.50%
  Cabarrus County COP Installment Financing Contract, 4.50% due
  2/1/2007 (Insured: AMBAC)                                                Aaa/AAA            1,100,000            1,114,377
  North Carolina Eastern Municipal Power Agency Power Systems
  Revenue, 6.125% due 1/1/2009 (Insured: MBIA)                             Aaa/AAA            2,860,000            3,078,161
  North Carolina Eastern Municipal Power Agency Power Systems Revenue
  Refunding Series D, 5.375% due 1/1/2011                                  Baa2/BBB           3,000,000            3,209,190
  North Carolina Eastern Municipal Power Agency Power Systems Revenue
  Series C, 5.25% due 1/1/2012                                             Baa2/BBB             650,000              696,202
  North Carolina Eastern Municipal Power Agency Power Systems Series
  A, 5.50% due 1/1/2012                                                    Baa2/BBB           1,000,000            1,084,340
  North Carolina Eastern Municipal Power Agency Power Systems Series
  C, 5.25% due 1/1/2013                                                    Baa2/BBB           1,055,000            1,132,848
  North Carolina Infrastructure North Carolina  State Correctional
  Facilitys PJ A, 5.00% due 2/1/2016                                       Aa2/AA+            5,000,000            5,299,800
  North Carolina Municipal Power Agency 1 Catawba Electric Revenue,
  6.00% due 1/1/2010 (Insured: MBIA)                                       Aaa/AAA            2,400,000            2,622,288
  North Carolina Municipal Power Agency 1 Catawba Electric Revenue
  Series A, 5.50% due 1/1/2013                                             A3/BBB+            2,505,000            2,722,960
  North Carolina Municipal Power Agency 1 Catawba Electric Revenue
  Series B, 6.375% due 1/1/2013                                            A3/BBB+            1,000,000            1,095,190
  North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2007
  (Insured: MBIA)                                                          Aaa/AAA            3,400,000            3,490,168
  North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2008
  (Insured: MBIA)                                                          Aaa/AAA            3,900,000            4,097,808
  North Carolina State COP Series B, 5.00% due 6/1/2009 (Repair &
  Renovation Project)                                                      Aa2/AA+            2,000,000            2,095,380
  University of North Carolina Systems Pool Revenue Refunding Series
  B, 5.00% due 4/1/2012 (Insured: AMBAC)                                   Aaa/AAA            1,030,000            1,111,535
Ohio -- 3.37%
  Akron COP Refunding, 5.00% due 12/1/2013 (Insured: Assured
  Guaranty)                                                                 NR/AAA            3,000,000            3,204,540
  Akron COP Refunding, 5.00% due 12/1/2014 (Insured: Assured
  Guaranty)                                                                 NR/AAA            2,000,000            2,138,980
  Central Ohio Authority Solid Waste Facility Series B, 5.00% due
  12/1/2007                                                                Aa2/AA+            2,025,000            2,087,046
  Cleveland Cuyahoga County Port Authority Revenue GO, 6.00% due            NR/NR             3,310,000            3,472,885
  11/15/2010
  Cuyahoga County Hospital Revenue Refunding, 5.50% due 1/15/2019
  (University Health Systems Project B; Insured: MBIA)                     Aaa/AAA            4,000,000            4,086,440
  Cuyahoga County Hospital Revenue Refunding Series A, 4.75% due
  2/15/2008 (Metrohealth Systems Project; Insured: MBIA)                   Aaa/AAA            1,000,000            1,028,660
  Cuyahoga County Hospital Revenue Refunding Series B, 6.00% due
  1/15/2006 (University Hospital Health Systems Project)                     A3/A             2,705,000            2,707,894
  Hudson City Library Improvement, 6.35% due 12/1/2011                      Aa1/NR            1,400,000            1,585,276
  Lake County Sewer & Water District Improvement, 5.30% due 12/1/2011       Aa2/NR              390,000              410,077
  Lorain County Hospital Revenue Refunding Catholic Healthcare
  Partners B, 6.00% due 9/1/2008 (Insured: MBIA)                           Aaa/AAA            1,200,000            1,269,864
  Mahoning Valley District Water Refunding, 5.85% due 11/15/2008
  (Insured: FSA)                                                           Aaa/AAA            1,300,000            1,388,946
  Mahoning Valley District Water Refunding, 5.90% due 11/15/2009
  (Insured: FSA)                                                           Aaa/AAA              770,000              839,100
  Montgomery County Revenue, 6.00% due 12/1/2008 (Catholic Health
  Initiatives Project)                                                      Aa2/AA            2,250,000            2,390,805
  Montgomery County Revenue, 6.00% due 12/1/2009 (Catholic Health
  Initiatives Project)                                                      Aa2/AA            2,385,000            2,572,795
  Montgomery County Revenue, 6.00% due 12/1/2010 (Catholic Health
  Initiatives Project)                                                      Aa2/AA            1,530,000            1,672,581
  Ohio State Building Authority Refunding Adult Corrections
  Facilities, 5.00% due 10/1/2006 (Insured: FSA)                           Aaa/AAA            2,000,000            2,025,720
  Ohio State GO, 6.65% due 9/1/2009 (Infrastructure Improvement
  Project)                                                                 Aa1/AA+            3,305,000            3,519,098
  Ohio State Unlimited Tax GO Series A, 5.75% due 6/15/2010
  pre-refunded 6/15/2009                                                   Aa1/AA+            5,000,000            5,384,300
  Plain Local School District Capital Appreciation, 0% due 12/1/2006
  (Insured: FGIC)                                                           Aaa/NR              680,000              659,525
  Plain Local School District Capital Appreciation, 0% due 12/1/2007        Aaa/NR              845,000              791,157
  (Insured: FGIC)
  Reading Revenue Development, 6.00% due 2/1/2009 (St. Mary's
  Educational Institute Project; Insured: Radian)                           NR/AA               975,000            1,040,471
Oklahoma -- 1.67%
  Claremore Public Works Authority Revenue Refunding, 6.00% due
  6/1/2006 (Insured: FSA) (ETM)                                             Aaa/NR            1,235,000            1,248,918
  Claremore Public Works Authority Revenue Refunding, 6.00% due
  6/1/2007 (Insured: FSA) (ETM)                                             Aaa/NR            1,340,000            1,390,478
  Comanche County Oklahoma Hospital Authority Revenue Refunding,
  4.00% due 7/1/2007 (Insured: Radian)                                      Aa3/AA            1,265,000            1,272,147
  Comanche County Oklahoma Hospital Authority Revenue Refunding,
  5.00% due 7/1/2011 (Insured: Radian)                                      Aa3/AA            1,000,000            1,050,470
  Comanche County Oklahoma Hospital Authority Revenue Refunding,
  5.25% due 7/1/2015 (Insured: Radian)                                      Aa3/AA            1,340,000            1,440,607
  Grand River Dam Authority Revenue, 5.50% due 6/1/2010                    A2/BBB+            1,200,000            1,288,956
  Jenks Aquarium Authority Revenue First Mortgage, 5.50% due 7/1/2010
  (Insured: MBIA) (ETM)                                                     Aaa/NR              500,000              523,600
  Oklahoma Authority Revenue Refunding Health Systems Obligation
  Group Series A, 5.75% due 8/15/2007 (Insured: MBIA)                      Aaa/AAA            2,380,000            2,469,702
  Oklahoma Development Finance Authority Health Facilities Revenue,
  5.75% due 6/1/2011 (Insured: AMBAC)                                      Aaa/AAA              740,000              814,444
  Oklahoma Development Finance Authority Hospital Revenue Refunding,
  5.00% due 10/1/2012 (Unity Health Center Project)                        NR/BBB+            1,070,000            1,125,394
  Oklahoma Development Finance Authority Hospital Revenue Series A,
  5.25% due 12/1/2011 (Duncan Regional Hospital Project)                    NR/A-             1,215,000            1,290,622
  Oklahoma Development Finance Authority Hospital Revenue Series A,
  5.25% due 12/1/2012 (Duncan Regional Hospital Project)                    NR/A-             1,330,000            1,417,328
  Oklahoma Development Finance Authority Hospital Revenue Series A,         NR/A-             1,250,000            1,332,575
  5.25% due 12/1/2013 (Duncan Regional Hospital Project)
  Oklahoma State Industrial Authority Revenue Health System
  Obligation A, 6.00% due 8/15/2010 pre-refunded 8/15/2009                  NR/AAA              190,000              207,638
  Oklahoma State Industrial Authority Revenue Unrefunded Balance
  Health System Series A, 6.00% due 8/15/2010 (Insured: MBIA)               NR/AAA            2,150,000            2,344,984
  Tulsa County Independent School District, 4.50% due 8/1/2006             Aa3/AA-            2,650,000            2,669,424
Oregon -- 0.64%
  Clackamas County Hospital Facility Authority Revenue Refunding,
  5.00% due 5/1/2008 (Legacy Health Systems Project)                        Aa3/AA            4,000,000            4,133,920
  Medford Hospital Facilities Authority Revenue Series A, 5.25% due
  8/15/2006 (Asante Health Systems Project; Insured: MBIA)                 Aaa/AAA            1,000,000            1,012,330
  Oregon State Department Administrative Services Certificates of
  Participation Series B, 5.00% due 11/1/2013 (Insured: FGIC)              Aaa/AAA            1,000,000            1,083,230
  Oregon State Department Administrative Services Certificates of
  Participation Series B, 5.00% due 11/1/2014 (Insured: FGIC)              Aaa/AAA            1,000,000            1,086,410
  Oregon State Department Administrative Services Certificates of
  Participation Series B, 5.00% due 11/1/2015 (Insured: FGIC)              Aaa/AAA            1,000,000            1,087,990
Pennsylvania -- 1.95%
  Allegheny County Hospital Development Health Series B, 6.30% due
  5/1/2009 (South Hills Health System Project)                             Baa1/NR            1,505,000            1,581,604
  Chester County School Authority, 5.00% due 4/1/2016 (Intermediate
  School Project; Insured: AMBAC)                                           NR/AAA            1,915,000            2,067,147
  Delaware County Pennsylvania Authority Revenue, 5.50% due
  11/15/2007 (Insured: AMBAC)                                              Aaa/AAA            1,000,000            1,037,700
  Geisinger Authority Health Systems Revenue, 5.50% due 8/15/2009          Aa3/AA-            1,000,000            1,055,220
  Montgomery County Pennsylvania Higher Education & Health Authority,      Baa3/NR              730,000              735,701
  6.25% due 7/1/2006
  Montgomery County Pennsylvania Higher Education & Health Authority,
  6.375% due 7/1/2007                                                      Baa3/NR              550,000              562,414
  Pennsylvania Higher Educational Facilities Series A, 5.00% due
  8/15/2008 (University of Pennsylvania Health Systems Project)             A2/A+             1,250,000            1,294,362
  Philadelphia Gas Works Revenue Eighteenth Series, 5.00% due
  8/1/2010 (Insured: Assured Guaranty)                                     Aa1/AAA            1,305,000            1,382,974
  Philadelphia Hospital & Higher Education Facilities Authority
  Revenue, 5.50% due 5/15/2006 (Jefferson Health Systems Project)          Aa3/AA-            1,000,000            1,007,750
  Philadelphia Hospital & Higher Education Health System Series A,
  5.25% due 5/15/2007 (Jefferson Health Systems Project; Insured:
  MBIA)                                                                    Aaa/AAA            2,600,000            2,667,678
  Pittsburgh Series A, 5.00% due 9/1/2012 (Insured: MBIA)                  Aaa/AAA            3,415,000            3,666,754
  Pittsburgh Series A, 5.00% due 9/1/2013 (Insured: MBIA)                  Aaa/AAA            2,000,000            2,153,180
  Sayre Pennsylvania Health Care Facilities Authority Series A, 5.00%
  due 7/1/2008 (Latrobe Area Hospital Project; Insured: AMBAC)             Aaa/AAA            1,255,000            1,303,393
  Sayre Pennsylvania Health Care Facilities Authority Series A, 5.00%
  due 7/1/2009 (Latrobe Area Hospital Project; Insured: AMBAC)             Aaa/AAA            1,320,000            1,385,630
  Sayre Pennsylvania Health Care Facilities Authority Series A, 5.25%
  due 7/1/2011 (Latrobe Area Hospital Project; Insured: AMBAC)             Aaa/AAA            1,400,000            1,509,312
  Sayre Pennsylvania Health Care Facilities Authority Series A, 5.25%
  due 7/1/2012 (Latrobe Area Hospital Project; Insured: AMBAC)             Aaa/AAA            1,000,000            1,083,450
  Scranton Lackawanna Health & Welfare Authority, 7.125% due
  1/15/2013 pre-refunded 1/15/2007 (Marian Community Hospital
  Project)                                                                  NR/NR             1,000,000            1,054,100
Puerto Rico -- 0.08%
  Puerto Rico Commonwealth Highway & Transportation Authority Highway
  Revenue Refunding Series AA, 5.00% due 7/1/2008 (Insured: FGIC)          Aaa/AAA            1,000,000            1,040,760
Rhode Island -- 0.77%
  Providence Public Building Authority Refunding Series B, 5.75% due
  12/15/2007 (Insured: FSA)                                                Aaa/AAA            1,075,000            1,124,160
  Providence Series C, 5.50% due 1/15/2012 (Insured: FGIC)                 Aaa/AAA            1,880,000            2,074,204
  Rhode Island Economic Development Corp. Revenue, 5.75% due 7/1/2010
  (Providence Place Mall Project; Insured: Radian)                          NR/AA             2,075,000            2,176,634
  Rhode Island State, 5.00% due 10/1/2014 (Providence Plantations
  Project; Insured MBIA)                                                   Aaa/AAA            1,000,000            1,073,940
  Rhode Island State Health & Education Building, 4.50% due 9/1/2009
  (Butler Hospital Project; LOC: Fleet National Bank)                       NR/AA             1,960,000            2,018,486
  Rhode Island State Health & Educational Building Corp. Revenue
  Hospital Financing, 5.25% due 7/1/2014 (Memorial Hospital Project;
  LOC: Fleet Bank)                                                          NR/AA             1,565,000            1,665,676
South Carolina -- 1.73%
  Charleston County COP, 6.00% due 12/1/2007 (Insured: MBIA)               Aaa/AAA            2,050,000            2,140,015
  Georgetown County South Carolina Environment Refunding
  International Paper Co. Project Series A, 5.70% due 4/1/2014             Baa3/BBB           7,975,000            8,433,642
  Greenville County South Carolina School District Building Equity
  Sooner Tomorrow, 5.25% due 12/1/2015                                     Aa3/AA-            1,000,000            1,074,400
  Greenwood County South Carolina Hospital  Revenue Refunding
  Facilities Self Regional Healthcare A, 5.00% due 10/1/2013
  (Insured: FSA)                                                           Aaa/AAA            2,000,000            2,155,560
  South Carolina Jobs Economic Development Authority Hospital
  Facilities Revenue Improvement, 7.125% due 12/15/2015 pre-refunded
  12/15/2010 (Palmetto Health Alliance Project)                             NR/NR             1,250,000            1,471,375
  South Carolina Jobs Economic Development Authority Hospital
  Facilities Revenue Improvement Series A, 7.375% due 12/15/2021
  pre-refunded 12/15/2010 (Palmetto Health Alliance Project)                NR/NR             2,600,000            3,089,762
  South Carolina State Public Service Authority Revenue Refunding
  Series D, 5.00% due 1/1/2006                                             Aa2/AA-            2,000,000            2,000,100
  South Carolina State Public Service Authority Revenue Refunding          Aa2/AA-            2,315,000            2,352,133
  Series D, 5.00% due 1/1/2007
South Dakota -- 0.33%
  Rapid City Area School District Refunding Capital Outlay
  Certificates GO, 5.00% due 1/1/2010 (Insured: FSA)                        Aaa/NR            1,000,000            1,057,870
  South Dakota Health & Educational Facilities Authority Revenue,
  5.50% due 9/1/2011 (Rapid City Regional Hospital Project; Insured:
  MBIA)                                                                    Aaa/AAA            1,100,000            1,198,604
  South Dakota State Health & Educational Facilities Authority
  Revenue Refunding, 6.25% due 7/1/2009 (McKennan Hospital Project;
  Insured: MBIA)                                                           Aaa/AAA            1,000,000            1,086,820
  South Dakota State Health & Educational Facilities Authority
  Revenue Refunding, 6.00% due 7/1/2014 (McKennan Hospital Project;
  Insured: MBIA)                                                           Aaa/AAA            1,000,000            1,032,570
Tennessee -- 0.17%
  Franklin Industrial Development Multi Family Refunding Housing
  Series A, 5.75% due 4/1/2010 (Insured: FSA)                              Aaa/AAA              660,000              680,097
  Metro Government Nashville Water & Sewer, 6.50% due 12/1/2014 (ETM)      Aaa/AAA            1,240,000            1,492,266
Texas -- 14.43%
  Amarillo Health Facilities Corp. Hospital Revenue, 5.50% due
  1/1/2011 (Baptist St. Anthony's Hospital Corp. Project; Insured:
  FSA)                                                                      Aaa/NR            1,350,000            1,456,852
  Austin Texas Refunding, 5.00% due 3/1/2011                               Aa2/AA+            1,000,000            1,066,620
  Austin Texas Water & Wastewater Refunding Series A, 5.00% due
  5/15/2013 (Insured: AMBAC)                                               Aaa/AAA            1,920,000            2,066,899
  Austin Texas Water & Wastewater Refunding Series A, 5.00% due
  5/15/2014 (Insured: AMBAC)                                               Aaa/AAA            2,890,000            3,122,645
  Austin Texas Water & Wastewater Refunding Series A, 5.00% due
  5/15/2015 (Insured: AMBAC)                                               Aaa/AAA            1,520,000            1,643,713
  Bell County Health Facilities Development Corp. Revenue Series A,
  6.25% due 8/15/2010 (Scott & White Memorial Hospital Project;
  Insured: MBIA)                                                           Aaa/AAA            1,000,000            1,106,080
  Bexar County Housing Finance Corp. Multi Family Housing Revenue,
  5.00% due 1/1/2011 (Insured: MBIA)                                        Aaa/NR            1,800,000            1,876,734
  Cedar Hill Independant School District Capital Appreciation, 0% due       NR/AAA              810,000              670,640
  8/15/2010 pre-refunded 8/15/2009 (Insured: PSF-GTD)
  Cedar Hill Independant School District Capital Appreciaton
  Unrefunded balance, 0% due 8/15/2010 (Insured: PSF-GTD)                   NR/AAA              440,000              362,811
  Central Regional Mobility Authority Revenue Anticipation Notes,
  5.00% due 1/1/2008                                                        Aa3/AA            7,000,000            7,219,170
  Clint Independent School District Refunding, 5.50% due 2/15/2011
  (Guaranty: PSF)                                                          Aaa/AAA            1,700,000            1,852,184
  Clint Independent School District Refunding, 5.50% due 2/15/2012
  (Guaranty: PSF)                                                          Aaa/AAA            1,425,000            1,547,222
  Coppell Independent School District Refunding, 0% due 8/15/2007
  (Guaranty: PSF)                                                           NR/AAA            3,300,000            3,120,843
  Corpus Christi Business & Job Development Corp. Sales Tax Revenue,
  5.00% due 9/1/2012 (Refunding & Improvement Arena Project; Insured:
  AMBAC)                                                                   Aaa/AAA            1,025,000            1,101,814
  Corpus Christi Utility Systems Revenue Refunding, 5.50% due
  7/15/2006 (Insured: FSA)                                                 Aaa/AAA            4,070,000            4,118,881
  Corpus Christi Utility Systems Revenue Refunding, 5.50% due
  7/15/2008 (Insured: FSA)                                                 Aaa/AAA            2,000,000            2,103,300
  Corpus Christi Utility Systems Revenue Refunding, 5.50% due
  7/15/2009 (Insured: FSA)                                                 Aaa/AAA            4,780,000            5,106,761
  Cypress Fair Banks Independent School District Refunding GO, 5.00%
  due 2/15/2022 put 8/15/2010 (Guaranty: PSF)                              Aaa/AAA            2,500,000            2,640,700
  Dallas Tax Increment Financing Reinvestment Zone 2, 5.75% due
  8/15/2006 (Insured: Radian)                                               NR/AA               450,000              456,057
  Duncanville Independent School District Refunding Series B, 0% due
  2/15/2011 (Guaranty: PSF)                                                Aaa/AAA            4,945,000            4,064,048
  Duncanville Independent School District Refunding Series B, 0% due
  2/15/2012 (Guaranty: PSF)                                                Aaa/AAA            1,245,000              978,060
  Fort Worth Water & Sewer Revenue Refunding & Improvement, 5.25% due
  2/15/2011 pre-refunded 2/15/2008                                          Aa2/AA            3,800,000            3,952,304
  Fort Worth Water & Sewer Revenue Series 2001, 5.25% due 2/15/2011
  (Tarrant & Denton County Project)                                         Aa2/AA            1,390,000            1,498,295
  Grapevine Colleyville ISD Capital Appreciation, 0% due 8/15/2011         Aaa/AAA            7,350,000            5,917,926
  (Guaranty: PSF)
  Grapevine Texas, 5.25% due 2/15/2012 (Insured: FGIC)                     Aaa/AAA            2,005,000            2,009,872
  Gulf Coast Waste Disposal Authority Environmental Facilities
  Revenue Refunding, 4.20% due 11/1/2006 (Occidental Project)               A3/A-             4,000,000            4,013,520
  Gulf Coast Waste Disposal Authority Texas Revenue Refunding, 5.00%
  due 10/1/2010 (Bayport Area Systems Project; Insured: AMBAC)             Aaa/AAA            1,000,000            1,063,520
  Gulf Coast Waste Disposal Authority Texas Revenue Refunding, 5.00%
  due 10/1/2011 (Bayport Area Systems Project; Insured: AMBAC)             Aaa/AAA            1,000,000            1,069,690
  Harlingen Consolidated Independent School, 7.50% due 8/15/2006
  (Guaranty: PSF)                                                          Aaa/AAA            1,275,000            1,307,538
  Harlingen Consolidated Independent School, 7.50% due 8/15/2009
  (Guaranty: PSF)                                                          Aaa/AAA              750,000              850,028
  Harris County Health Facilities, 5.00% due 11/15/2015 (Teco
  Project; Insured: MBIA)                                                  Aaa/AAA            1,500,000            1,588,245
  Harris County Health Facilities Development Corp. Hospital Revenue
  Refunding  Series A, 6.00% due 6/1/2012 (Memorial Hospital Systems
  Project; Insured: MBIA)                                                  Aaa/AAA              500,000              564,460
  Harris County Health Facilities Development Corp. Thermal Utility
  Revenue, 5.45% due 2/15/2011 (Teco Project; Insured: AMBAC)              Aaa/AAA            4,085,000            4,354,242
  Harris County Health Facilities Hospital Series A, 6.00% due
  6/1/2010 (Memorial Hospital Systems Project; Insured: MBIA)              Aaa/AAA            3,100,000            3,392,485
  Harris County Hospital District Mortgage Revenue, 7.40% due
  2/15/2010 (ETM)                                                          Aaa/AAA              420,000              442,067
  Harris County Hospital District Mortgage Revenue, 7.40% due
  2/15/2010 (Insured: AMBAC)                                               Aaa/AAA            1,925,000            2,081,117
  Harris County Hospital District Revenue Refunding, 5.75% due
  2/15/2011 (Insured: MBIA)                                                Aaa/AAA           10,000,000           10,862,800
  Harris County Hospital District Revenue Refunding, 5.75% due
  2/15/2012 (Insured: MBIA)                                                Aaa/AAA            2,000,000            2,165,660
  Harris County Sports Authority Revenue Senior Lien Series G, 0% due      Aaa/AAA            3,260,000            2,708,375
  11/15/2010 (Insured: MBIA)
  Harris County Texas GO, 0% due 8/1/2008                                  Aa1/AA+            7,000,000            6,387,360
  Houston Community College Systems Refunding Student Fee, 5.25% due
  4/15/2010 (Insured: FSA)                                                 Aaa/AAA            1,000,000            1,069,290
  Houston Community College Systems Refunding Student Fee, 5.25% due
  4/15/2011 (Insured: FSA)                                                 Aaa/AAA            1,000,000            1,079,350
  Houston Community College Systems Refunding Student Fee, 5.25% due
  4/15/2012 (Insured: FSA)                                                 Aaa/AAA            1,460,000            1,586,509
  Houston Community College Systems Refunding Student Fee, 5.25% due
  4/15/2013 (Insured: FSA)                                                 Aaa/AAA            1,250,000            1,365,000
  Houston Texas Independentt School District Pubic Capital
  Appreciation West Side Series B, 0% due 9/15/2014 (Insured: AMBAC)       Aaa/AAA            6,190,000            4,292,517
  Keller Independent School District Capital Appreciation Refunding,
  0% due 8/15/2012 (Guaranty: PSF)                                         Aaa/AAA            1,250,000              960,588
  Laredo Sports Venue Sales Refunding & Improvement, 5.00% due
  3/15/2012 (Insured: AMBAC)                                               Aaa/AAA            1,660,000            1,774,258
  Laredo Sports Venue Sales Refunding & Improvement, 5.00% due
  3/15/2013 (Insured: AMBAC)                                               Aaa/AAA            1,745,000            1,870,623
  Laredo Sports Venue Sales Refunding & Improvement, 5.00% due
  3/15/2014 (Insured: AMBAC)                                               Aaa/AAA            1,835,000            1,973,120
  Laredo Sports Venue Sales Refunding & Improvement, 5.00% due
  3/15/2015 (Insured: AMBAC)                                               Aaa/AAA            1,930,000            2,077,027
  Lewisville Combination Contract Revenue, 4.125% due 5/1/2031
  pre-refunded 11/1/2006 (Special Assessment Castle Hills Project
  Number 3; LOC: First American Bank)                                       NR/AA             1,000,000            1,006,850
  Longview Water & Sewer Revenue Refunding, 5.00% due 3/1/2012
  (Insured: MBIA)                                                          Aaa/AAA            1,150,000            1,232,846
  Lower Colorado River Authority Revenue Refunding & Improvement,
  8.00% due 5/15/2010 (Transportation Systems Project; Insured: FSA)       Aaa/AAA              750,000              882,203
  Mesquite Independent School District Refunding, 0% due 8/15/2011
  (Guaranty: PSF)                                                           NR/AAA            3,065,000            2,432,507
  Midlothian Texas Independent School District Capital Appreciation
  Refunding, 0% due 2/15/2008 (ETM)                                         Aaa/NR            1,055,000              981,034
  Midlothian Texas Independent School District Capital Appreciation         Aaa/NR              360,000              334,026
  Refunding, 0% due 2/15/2008 (Guaranty: PSF)
  Midlothian Texas Independent School District Capital Appreciation
  Refunding, 0% due 2/15/2009 (ETM)                                         Aaa/NR              570,000              509,472
  Midlothian Texas Independent School District Capital Appreciation
  Refunding, 0% due 2/15/2009 (Guaranty: PSF)                               Aaa/NR              630,000              562,924
  Midtown Redevelopment Authority Texas Tax, 6.00% due 1/1/2010
  (Insured: Radian)                                                        Baa1/AA              700,000              755,069
  Midtown Redevelopment Authority Texas Tax, 6.00% due 1/1/2011
  (Insured: Radian)                                                        Baa1/AA              740,000              808,605
  Red River Education Finance Corp., 2.10% due 12/1/2034 put
  12/1/2007 (Parish Episcopal School Project; LOC: Allied Irish Banks
  PLC)                                                                     VMIG1/NR           2,500,000            2,408,750
  Sam Rayburn Municipal Power Agency Refunding, 5.50% due 10/1/2012       Baa2/BBB-           6,000,000            6,367,140
  Socorro Independent School District Series A, 5.75% due 2/15/2011
  (Guaranty: PSF)                                                           NR/AAA            1,970,000            2,059,517
  Southlake Tax Increment Certificates of Obligation Series B, 0% due
  2/15/2007 (Insured: AMBAC)                                               Aaa/AAA              965,000              908,383
  Southlake Tax Increment Certificates of Obligation Series B, 0% due
  2/15/2008 pre-refunded 2/15/2006                                         Aaa/AAA            1,120,000              994,000
  Southlake Tax Increment Certificates of Obligation Series B, 0% due
  2/15/2009 pre-refunded 2/15/2006                                         Aaa/AAA            1,275,000            1,065,059
  Southlake Tax Increment Certificates of Obligation Series B, 0% due
  2/15/2010 pre-refunded 2/15/2006                                         Aaa/AAA            1,440,000            1,127,808
  Spring Branch Independent School District, 7.50% due 2/1/2011
  (Guaranty: PSF)                                                          Aaa/AAA              500,000              588,370
  Springhill Courtland Heights Public Facility Corp. MultiFamily
  Revenue Senior Lien Housing Series A, 5.125% due 12/1/2008               NR/BBB-              885,000              891,602
  Tarrant County Health Facilities, 5.875% due 11/15/2007
  (Adventist/Sunbelt Health System Project) (ETM)                           A3/A+               580,000              606,158
  Tarrant County Health Facilities, 6.00% due 11/15/2009
  (Adventist/Sunbelt Health System Project) (ETM)                           A3/A+               650,000              706,901
  Tarrant County Health Facilities, 6.10% due 11/15/2011 pre-refunded       A3/A+               730,000              816,023
  11/15/2010 (Adventist/Sunbelt Health System Project)
  Tarrant County Health Facilities Development Corp., 5.75% due
  2/15/2011 (Texas Health Resources Project; Insured: MBIA)                Aaa/AAA            1,400,000            1,486,338
  Tarrant County Health Facilities Development Corp. Health Systems
  Revenue Series A, 5.75% due 2/15/2008 (Texas Health Resources
  Systems Project; Insured: MBIA)                                          Aaa/AAA            3,000,000            3,139,440
  Tarrant County Health Facilities Development Series A, 5.75% due
  2/15/2009 (Texas Health Resources Systems Project; Insured: MBIA)        Aaa/AAA            3,000,000            3,176,130
  Texarkana Health Facilities Development Corp. Hospital Revenue,
  5.75% due 10/1/2008 (Insured: MBIA)                                      Aaa/AAA            1,500,000            1,587,750
  Texas Affordable Housing Corp. Portfolio A, 4.85% due 9/1/2012
  (Insured: MBIA)                                                          Aaa/AAA            2,000,000            2,001,900
  Texas Affordable Housing Corp. Series A, 4.85% due 9/1/2012
  (Insured: MBIA)                                                          Aaa/AAA            1,945,000            1,952,235
  Texas Public Finance Authority Building Revenue State Preservation
  Project Series B, 6.00% due 8/1/2011 pre-refunded 8/1/2009
  (Insured: FSA)                                                           Aaa/AAA            1,000,000            1,086,100
  Texas State Public Finance Authority Stephen F Austin University
  Financing, 5.00% due 10/15/2014 (Insured: MBIA)                           Aaa/NR            1,305,000            1,411,605
  Texas State Public Finance Authority Stephen F Austin University
  Financing, 5.00% due 10/15/2015 (Insured: MBIA)                           Aaa/NR            1,450,000            1,569,857
  Tomball Hospital Authority Revenue Refunding, 5.00% due 7/1/2013         Baa3/NR            1,460,000            1,502,296
  Travis County GO, 5.00% due 3/1/2007                                     Aaa/AAA            1,000,000            1,019,330
  Travis County Health Facilities Development Corp. Revenue Ascension
  Health Credit Series A, 5.75% due 11/15/2007 (Insured: MBIA)             Aaa/AAA            1,000,000            1,042,200
  Travis County Health Facilities Development Corp. Revenue Ascension
  Health Credit Series A, 5.75% due 11/15/2008 (Insured: MBIA)             Aaa/AAA            2,300,000            2,441,243
  Travis County Health Facilities Development Corp. Revenue Series A,      Aaa/AAA            3,750,000            4,039,725
  5.75% due 11/15/2009 (Insured: MBIA)
  Travis County Health Facilities Development Series A, 5.75% due
  11/15/2010 (Ascension Health Project; Insured: MBIA)                     Aaa/AAA            2,000,000            2,167,020
  Washington County Health Facilities Development Corp. Revenue,
  5.35% due 6/1/2009 (Insured: ACA)                                          NR/A             1,660,000            1,739,398
  West Harris County Regional Water, 5.25% due 12/15/2010 (Insured:
  FSA)                                                                     Aaa/AAA            1,700,000            1,832,158
  West Harris County Regional Water, 5.25% due 12/15/2011 (Insured:
  FSA)                                                                     Aaa/AAA            2,315,000            2,513,372
  West Harris County Regional Water, 5.25% due 12/15/2012 (Insured:
  FSA)                                                                     Aaa/AAA            2,435,000            2,658,874
  Wylie Independent School District, 5.00% due 8/15/2011 (Guaranty
  PSF)                                                                      NR/AAA            1,000,000            1,069,780
Utah -- 0.63%
  Intermountain Power Agency Power Supply Revenue Series A, 5.00% due
  7/1/2012 (ETM)                                                           Aaa/AAA            4,355,000            4,361,358
  Salt Lake County Municipal Building, 5.50% due 10/1/2009                 Aa1/AA+            1,500,000            1,610,025
  Snyderville Basin Sewer Improvement, 5.00% due 11/1/2006 (Insured:
  AMBAC)                                                                   Aaa/AAA              675,000              684,734
  Utah Board of Regents Auxiliary Systems & Student Fee Revenue
  Refunding Series A, 5.00% due 5/1/2010                                    NR/AA               510,000              539,937
  Utah State University Hospital Board of Regents Revenue, 5.25% due
  8/1/2008 (Insured: MBIA)                                                 Aaa/AAA            1,000,000            1,043,560
Virginia -- 0.88%
  Alexandria Industrial Development Authority Revenue, 5.75% due
  10/1/2007 (Insured: AMBAC)                                               Aaa/AAA            1,010,000            1,052,279
  Alexandria Industrial Development Authority Revenue, 5.75% due
  10/1/2008 (Insured: AMBAC)                                               Aaa/AAA            1,070,000            1,137,806
  Alexandria Industrial Development Authority Revenue, 5.75% due
  10/1/2009 (Insured: AMBAC)                                               Aaa/AAA            1,130,000            1,223,168
  Alexandria Industrial Development Authority Revenue, 5.75% due
  10/1/2010 (Insured: AMBAC)                                               Aaa/AAA            1,195,000            1,315,289
  Chesterfield County Industrial Development, 5.50% due 10/1/2009
  (Vepco Project)                                                          A3/BBB+            1,500,000            1,538,985
  Hampton GO Refunding Bond, 5.85% due 3/1/2007                             Aa2/AA              595,000              597,636
  Norton Industrial Development Authority Hospital Revenue Refunding
  Improvement, 5.75% due 12/1/2012 (Norton Community Hospital
  Project; Insured: ACA)                                                     NR/A             1,460,000            1,595,050
  Suffolk Redevelopment Housing Authority Refunding, 4.85% due
  7/1/2031 put 7/1/2011 (Windsor at Potomac Project; Collateralized:
  FNMA)                                                                     Aaa/NR            3,000,000            3,139,170
Washington -- 3.18%
  Conservation & Renewable Energy Systems  Revenue Refunding, 5.00%
  due 10/1/2007 (Washington Conservation Project)                          Aaa/AA-            1,000,000            1,028,150
  Energy Northwest Washington Electric Revenue Refunding Series A,
  5.375% due 7/1/2013 (Project Number 1; Insured: FSA)                     Aaa/AAA            2,000,000            2,181,240
  Energy Northwest Washington Revenue Series A, 4.75% due 7/1/2007
  (Wind Project)                                                            A3/A-             1,675,000            1,692,654
  Energy Northwest Washington Revenue Series A, 4.95% due 7/1/2008
  (Wind Project)                                                            A3/A-             1,760,000            1,822,779
  Energy Northwest Washington Revenue Series B, 4.95% due 7/1/2008
  (Wind Project)                                                            A3/A-               705,000              718,614
  Energy Northwest Washington Revenue Series B, 5.20% due 7/1/2010
  pre-refunded 1/1/2007 (Wind Project)                                      A3/A-               785,000              821,903
  Goat Hill Properties Washington Lease Revenue, 5.00% due 12/1/2012
  (Government Office Building Project; Insured: MBIA)                      Aaa/AAA            2,055,000            2,209,577
  Grant County Priest Rapids Hydroelectric, 6.00% due 1/1/2006
  (Insured: AMBAC)                                                         Aaa/AAA              335,000              335,027
  Snohomish County Public Utilities District No 001 Electric Revenue,
  5.00% due 12/1/2015 (Insured: FSA)                                       Aaa/AAA            5,015,000            5,386,311
  Spokane County School District GO, 0% due 6/1/2014 (Insured: MBIA)       Aaa/AAA            1,600,000            1,463,376
  Spokane Regional Solid Waste Refunding, 5.00% due 12/1/2006
  (Insured: AMBAC)                                                         Aaa/AAA            1,000,000            1,013,910
  Spokane Regional Solid Waste Refunding, 5.25% due 12/1/2007
  (Insured: AMBAC)                                                         Aaa/AAA            1,000,000            1,032,240
  Spokane Washington Refunding, 5.00% due 12/15/2009                        A2/AA-            2,150,000            2,208,114
  Spokane Washington Refunding, 5.00% due 12/15/2010                        A2/AA-            2,430,000            2,491,552
  University of Washington Alumni Association Lease Revenue
  Refunding, 5.00% due 8/15/2006 (Medical Center Project; Insured:
  MBIA)                                                                    Aaa/AAA            1,000,000            1,010,490
  University of Washington Alumni Association Lease Revenue
  Refunding, 5.00% due 8/15/2007 (Medical Center Project; Insured:
  MBIA)                                                                    Aaa/AAA            1,100,000            1,128,523
  Washington Health Care Facilities, 5.50% due 12/1/2009 (Providence
  Services Project; Insured: MBIA)                                         Aaa/AAA            1,500,000            1,605,135
  Washington Public Power Supply, 5.40% due 7/1/2012 (Insured: FSA)        Aaa/AAA              900,000              982,278
  Washington Public Power Supply Refunding Series A, 5.00% due
  7/1/2011 (Insured: FSA)                                                  Aaa/AAA            2,500,000            2,632,475
  Washington Public Power Supply System Refunding Revenue, 0% due
  7/1/2008 (Nuclear Project Number 3)                                      Aaa/AA-            1,140,000            1,041,333
  Washington Public Power Supply System Series 96-A, 6.00% due
  7/1/2006 (Insured: MBIA)                                                 Aaa/AAA            1,655,000            1,677,425
  Washington Public Power Supply Systems, 6.00% due 7/1/2008 (Nuclear
  Project Number 1; Insured: AMBAC)                                        Aaa/AAA            1,000,000            1,062,370
  Washington Public Power Supply Systems Revenue Refunding Series A,
  5.10% due 7/1/2010 (Nuclear Project Number 2; Insured: FSA)              Aaa/AAA            1,000,000            1,043,680
  Washington Public Power Supply Systems Revenue Refunding Series B,
  0% due 7/1/2008 (Nuclear Project Number 3)                               Aaa/AA-              830,000              758,164
  Washington State Health Care Facilities Overlake Hospital Medical
  Center A, 5.00% due 7/1/2013                                             Aa1/AAA            1,000,000            1,058,280
  Washington State Public Power Supply Refunding  Series C, 0% due
  7/1/2015 (Insured: MBIA-IBC)                                             Aaa/AAA            3,000,000            1,999,560
  Washington State Public Power Supply Refunding Series C, 0% due
  7/1/2013 (Insured: MBIA-IBC)                                             Aaa/AAA            1,760,000            1,299,883
West Virginia -- 0.15%
  Harrison County Nursing Facility Revenue Refunding, 5.625% due
  9/1/2010 (Salem Health Care Corp. Project; LOC: Fleet Bank)               NR/NR               390,000              400,764
  Pleasants County Pollution Control Revenue, 4.70% due 11/1/2007          Aaa/AAA            1,500,000            1,537,245
  (Monongahela Power Co. Project; Insured: AMBAC)
Wisconsin -- 0.29%
  Bradley Pollution Control Revenue, 6.75% due 7/1/2009 (Owens
  Illinois Waste Project) (ETM)                                             NR/BB-            1,500,000            1,658,880
  Wisconsin State Health & Educational Facilities Authority Revenue,
  6.00% due 8/15/2008 (Aurora Health Care Inc. Project; Insured:
  MBIA)                                                                    Aaa/AAA            2,000,000            2,117,840
Wyoming -- 0.30%
  West Park Hospital District Revenue, 5.90% due 7/1/2010 (Insured:
  ACA)                                                                       NR/A             1,615,000            1,661,706
  Wyoming Farm Loan Board Revenue, 0% due 4/1/2009                          NR/AA             2,500,000            2,206,950
Total Investments -- 99.05% (Cost $1,279,922,679)                                                       $      1,300,007,099

    OTHER ASSETS LESS LIABILITIES -- 0.95%                                                                        12,466,108
    NET ASSETS -- 100.00%                                                                               $      1,312,473,207

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ACA               Insured by American Capital Access
AMBAC             Insured by American Municipal Bond Assurance Corp.
COP               Certificates of Participation
ETM               Escrowed to Maturity
FGIC              Insured by Financial Guaranty Insurance Co.
FHA               Insured by Federal Housing Administration
FNMA              Collateralized by Federal National Mortgage Association
FSA               Insured by Financial Security Assurance Co.
GNMA              Insured by Government National Mortgage Co.
GO                General Obligation
MBIA              Insured by Municipal Bond Investors Assurance
MBIA-IBC          Insured by Municipal Bond Investors Assurance - Insured Bond
                  Certificates
PSF               Guaranteed by Permanent School Fund
RADIAN            Insured by Radian Asset Assurance
SONYMA            State of New York Mortgage Authority
XLCA              Insured by XL Capital Assurance

Information respecting the Fund's policies on valuation of portfolio securities and other investment related disclosures are incorporated herein by reference to the Fund's most recent semiannual or annual report to shareholders, previously filed with the Securities and Exchange Commission.








Thornburg California Limited Term Municipal Fund              December 31, 2005
(Unaudited)

CUSIPS: CLASS A - 885-215-426, CLASS C - 885-215-418, CLASS I - 885-215-392
NASDAQ SYMBOLS: CLASS A - LTCAX, CLASS C - LTCCX, CLASS I - LTCIX
                                                                        Credit Rating+      Principal
Issuer-Description                                                       Moody's/S&P         Amount                  Value

ABAG Finance Authority, 4.75% due 10/1/2011 (California School of
Mechanical Arts Project)                                                    A3/NR      $        435,000  $          455,236
ABAG Finance Authority, 4.75% due 10/1/2012 (California School of
Mechanical Arts Project)                                                    A3/NR               455,000             476,640
Alameda COP, 4.60% due 5/1/2011                                             NR/A+               425,000             443,913
Alum Rock Union Elementary School District GO Refunding Bonds, 8.00%
due 9/1/2006 (Insured: FGIC)                                               Aaa/AAA              295,000             304,411
Alum Rock Union Elementary School District GO Refunding Bonds, 8.00%
due 9/1/2007 (Insured: FGIC)                                               Aaa/AAA              380,000             409,249
Bay Area Government Association Rapid Transit, 4.875% due 6/15/2009
(Insured: AMBAC)                                                           Aaa/AAA              215,000             215,295
Bonita Unified School District COP Refunding, 4.50% due 5/1/2010
(Insured: MBIA)                                                            Aaa/AAA              700,000             733,565
California Health Facilities Financing, 5.50% due 10/1/2006 (Sisters
of Providence Project)                                                     Aa3/AA             1,235,000           1,254,785
California Health Facilities Financing Authority Revenue Series B
Refunding, 5.25% due 10/1/2013 (Kaiser Permanente Project) (ETM)           A3/AAA             2,000,000           2,116,740
California Housing Finance Authority Revenue Series 1985-B, 9.875% due
2/1/2017                                                                   Aa2/AA-              670,000             672,881
California Infrastructure & Economic Development Bank Revenue, 5.00%
due 7/1/2010 (Bay Area Toll Bridges Project; Insured: FSA)                 Aaa/AAA            1,000,000           1,068,860
California Mobile Home Park Financing Series A, 4.75% due 11/15/2010
(Rancho Vallecitos Project; Insured: ACA)                                   NR/A                500,000             517,335
California Mobile Home Park Financing Series A, 5.00% due 11/15/2013
(Rancho Vallecitos Project; Insured: ACA)                                   NR/A                570,000             597,086
California Pollution Control Solid Waste Authority, 6.75% due 7/1/2011
(ETM)                                                                      Aaa/NR             2,650,000           2,840,667
California Rural HMFA Single Family Mortgage Revenue, 5.25% due
6/1/2010 (Collateralized: GNMA/FNMA)                                       NR/AAA                15,000              15,065
California Rural HMFA Single Family Mortgage Revenue, 5.65% due
6/1/2010 (Collateralized: GNMA/FNMA)                                       NR/AAA                 5,000               5,029
California State, 6.40% due 2/1/2006 (Insured: MBIA)                       Aaa/AAA              500,000             501,375
California State, 7.50% due 10/1/2007 (Insured: MBIA)                      Aaa/AAA            2,000,000           2,143,540
California State, 6.60% due 2/1/2010 (Insured: MBIA)                       Aaa/AAA              560,000             626,674
California State, 6.50% due 9/1/2010 (Insured: AMBAC)                      Aaa/AAA            1,250,000           1,411,900
California State, 5.50% due 3/1/2012 (Insured: FGIC)                       Aaa/AAA              230,000             230,881
California State Department of Water Resources Power Series A, 5.50%
due 5/1/2011 (Insured: MBIA)                                               Aaa/AAA            2,000,000           2,193,780
California State Department of Water Resources Power Supply Series A,
5.50% due 5/1/2008                                                          A2/A-             2,580,000           2,700,383
California State Economic Recovery Series A, 5.00% due 1/1/2008            Aa3/AA-            1,000,000           1,033,860
California State Public Works Board  Lease  Revenue, 5.00% due
1/1/2015 (Department of Corrections Project; Insured: AMBAC)               Aaa/AAA            2,000,000           2,170,420
California State Public Works Board Lease Revenue, 5.50% due 6/1/2010
(Various Universities Project)                                             Aa2/AA-              530,000             569,623
California State Public Works Board Lease Revenue, 5.00% due 11/1/2015     Aa2/AA-            1,000,000           1,074,310
California State Refunding, 5.75% due 10/1/2010 (Insured: FSA)             Aaa/AAA            1,000,000           1,101,120
California State Veterans Bonds, 9.50% due 2/1/2010 (Insured: MBIA)        Aaa/AAA            1,000,000           1,226,420
California Statewide Community Development Authority COP, 5.25% due
7/1/2010 (St Joseph Health Systems Project)                                Aa3/AA-              560,000             589,803
California Statewide Community Development Authority COP, 5.30% due
12/1/2015 (ETM)                                                            Aaa/AAA            2,600,000           2,680,938
California Statewide Community Development Authority Revenue, 5.125%
due 6/1/2008 (Louisiana Orthopedic Hospital Foundation Project;
Insured: AMBAC)                                                            Aaa/AAA              595,000             615,712
California Statewide Community Development Authority Revenue COP,
6.50% due 8/1/2012 (Cedars Sinai Center Hospital Project; Insured:
MBIA)                                                                      Aaa/AAA              860,000             938,432
California Statewide Community Development Authority Revenue Series B,
5.00% due 6/1/2009 (Hospital Monterey Peninsula Project; Insured: FSA)     Aaa/AAA            1,180,000           1,241,714
California Statewide Community Development Authority Series E, 3.875%      NR/A-1             1,000,000             998,590
due 4/1/2032 put 4/1/2010 (Kaiser Permanente Project)
California Statewide Community Development Authority Solid Waste
Revenue, 2.90% due 4/1/2011 put 4/1/2007 (Waste Management Inc.
Project)                                                                   NR/BBB             1,000,000             987,850
California Statewide Community Development Series E, 4.70% due
11/1/2036 put 6/1/2009 (Kaiser Permanente Project)                        VMIG2/A-1           2,000,000           2,052,920
Capistrano Unified School District 92-1 Community Facilities District
Special Tax, 7.10% due 9/1/2021 pre-refunded 9/1/2007                       NR/NR               890,000             953,813
Central Union High School District Imperial County Refunding, 5.00%
due 8/1/2011 (Insured: FGIC)                                               Aaa/AAA              780,000             840,801
Central Union High School District Imperial County Refunding, 5.00%
due 8/1/2012 (Insured: FGIC)                                               Aaa/AAA              830,000             900,459
Central Valley Financing Authority Revenue, 6.00% due 7/1/2009 (Carson
Ice Project)                                                               NR/BBB               165,000             166,774
Central Valley School Districts Financing Authority, 0% due 2/1/2007
(Insured: MBIA)                                                            Aaa/AAA              205,000             197,755
Coachella Valley California Unified School District COP Refunding,
5.00% due 9/1/2012 (Insured: MBIA)                                         Aaa/AAA              800,000             864,024
East Palo Alto Public Financing University Circle Gateway/101 Series
A, 5.00% due 10/1/2014 (Insured: RADIAN)                                    NR/AA               670,000             716,471
East Palo Alto Public Financing University Circle Gateway/101 Series
A, 5.00% due 10/1/2016 (Insured: RADIAN)                                    NR/AA               735,000             786,068
East Side Union High School District Santa Clara County Series B,
6.625% due 8/1/2006 (Insured: MBIA)                                        Aaa/AAA              700,000             713,811
El Monte COP Senior Department Public Services Facility Phase II,
5.00% due 1/1/2009 (Insured: AMBAC)                                        Aaa/AAA            2,730,000           2,828,225
Emeryville Public Financing Authority Revenue Series A, 5.00% due
9/1/2012 (Emeryville Redevelopment Project; Insured: AMBAC)                Aaa/AAA            2,295,000           2,491,406
Escondido California Unified High School District, 5.60% due 11/1/2009
(Insured: MBIA)                                                            Aaa/AAA            1,250,000           1,299,475
Escondido Joint Powers Financing Authority Lease Revenue Refunding, 0%     Aaa/AAA              500,000             312,700
due 9/1/2013 (California Center For The Arts Project; Insured: AMBAC)
Escondido Multi Family Housing Revenue Refunding Bond Series 1997-A,
5.40% due 1/1/2027 put 7/1/2007 (Terrace Gardens Project;
Collateralized: FNMA)                                                      NR/AAA             3,015,000           3,064,325
Foothill Eastern Corridor Agency California Toll Road Revenue, 5.00%
due 1/15/2006                                                             Baa3/BBB-             500,000             500,330
Fresno County Housing Authority Multi Family Revenue Refunding Series
A, 4.90% due 11/1/2027 mandatory put 11/1/2007 (Housing Creek Park
Apartments Project; Collateralized: FNMA)                                  NR/AAA               400,000             407,832
Fresno Unified School District Series D, 5.00% due 8/1/2009 (ETM)          Aaa/AAA              545,000             561,628
Hawaiian Gardens Redevelopment Agency Refunding, 5.50% due 12/1/2008       NR/BBB+              575,000             604,722
Kern High School District, 7.00% due 8/1/2010 (ETM)                        Aaa/NR               165,000             189,545
Kern High School District Refunding Series A, 6.30% due 8/1/2011
(Insured: MBIA)                                                            Aaa/AAA              500,000             566,635
Kern High School District Series B, 9.00% due 8/1/2006 (ETM)               Aaa/AAA              680,000             702,352
Long Beach California Community College District 2002 election Series
B, 5.00% due 5/1/2016 (Insured: FGIC)                                      Aaa/AAA              500,000             542,790
Los Angeles Community Redevelopment Agency, 5.00% due 7/1/2009
(Cinerama Dome Public Parking Project; Insured: ACA)                        NR/A                835,000             866,187
Los Angeles Community Redevelopment Agency, 5.75% due 7/1/2010
(Cinerama Dome Public Parking Project; Insured: ACA)                        NR/A                435,000             457,664
Los Angeles Community Redevelopment Agency, 5.00% due 9/1/2012
(Insured: AMBAC)                                                           Aaa/NR             1,810,000           1,957,081
Los Angeles COP, 5.00% due 2/1/2012 (Insured: MBIA)                        Aaa/AAA            1,400,000           1,507,814
Los Angeles County Capital Asset, 5.00% due 4/1/2008 (Insured: AMBAC)      Aaa/AAA            2,000,000           2,075,340
Los Angeles Department of Water & Power Revenue Series A, 5.25% due
7/1/2011 (Insured: MBIA)                                                   Aaa/AAA            3,000,000           3,263,850
Los Angeles Multi Family Revenue, 5.85% due 12/1/2027 put 12/01/2007       NR/AAA             1,125,000           1,148,951
(Collateralized: FNMA)
Los Angeles Unified School District Series E, 5.50% due 7/1/2012
(Insured: MBIA)                                                            Aaa/AAA            2,500,000           2,782,400
Milpitas California Agency Tax Allocation Redevelopment Project Area
No 1, 5.00% due 9/1/2015 (Insured: MBIA)                                   Aaa/AAA            2,000,000           2,143,560
Moorpark Mobile Home Park Revenue Series A, 5.80% due 5/15/2010 (Villa
Delaware Arroyo Project; Insured: ACA)                                      NR/A              1,205,000           1,253,019
New Haven Unified School District Refunding, 12.00% due 8/1/2008
(Insured: FSA)                                                             Aaa/AAA            1,000,000           1,207,880
Northern California Power Agency Public Power Revenue, 5.65% due
7/1/2007 (Geothermal Project 3-A) (ETM)                                   Baa2/BBB+             360,000             373,108
Northern California Power Agency Public Power Revenue, 5.65% due
7/1/2007                                                                  Baa2/BBB+             340,000             349,935
Northern California Power Agency Public Power Revenue Series A, 5.00%
due 7/1/2009 (Geothermal Project Number 3)                                Baa2/BBB+           4,000,000           4,003,800
Norwalk California Redevelopment Agency Refunding Tax Allocation,
5.00% due 10/1/2014 (Insured: MBIA)                                        Aaa/AAA              625,000             680,125
Oakland Redevelopment Agency, 7.40% due 5/1/2007 (Insured: AMBAC)          Aaa/AAA               40,000              40,138
Orange County Airport Revenue Bond, 6.00% due 7/1/2007 (Insured: MBIA)     Aaa/AAA            1,000,000           1,036,140
Orange County Local Transportation Authority Sales Tax Revenue, 6.00%
due 2/15/2006                                                              Aa2/AA+              510,000             511,759
Orange County Recovery COP Series A, 6.00% due 7/1/2006 (Insured:
MBIA)                                                                      Aaa/AAA              600,000             608,250
Oxnard Financing Authority Solid Refunding, 5.00% due 5/1/2013
(Insured: AMBAC)                                                           Aaa/AAA            2,115,000           2,230,331
Oxnard HBR District Revenue Refunding, 5.65% due 8/1/2014 (Insured:
ACA)                                                                        NR/A              1,520,000           1,580,374
Piedmont Unified School District Series B, 0% due 8/1/2013
pre-refunded 8/1/2007                                                      Aa3/NR             1,000,000             658,570
Pittsburg California Redevelopment Agency Tax Allocation Refunding,
5.25% due 8/1/2012 (Los Medanos Community Development Project A;
Insured: MBIA)                                                             Aaa/AAA            3,350,000           3,668,752
Pomona Unified School District Refunding Series A, 6.10% due 2/1/2010      Aaa/AAA              320,000             352,934
(Insured: MBIA)
Puerto Rico Commonwealth Highway & Transportation Authority, 5.50% due
7/1/2009 (Insured: FSA)                                                    Aaa/AAA            1,000,000           1,070,840
Puerto Rico Municipal Finance Agency Series A, 6.00% due 7/1/2011
(Insured: FSA)                                                             Aaa/AAA              600,000             674,490
Richmond Joint Powers Financing Authority Refunding Lease & Gas Tax
Series A, 5.25% due 5/15/2013                                               NR/NR             2,000,000           2,039,380
Sacramento California City Financing Authority, 0% due 11/1/2014
(Insured: MBIA)                                                            Aaa/AAA            3,310,000           2,301,906
Sacramento County Sanitation District Financing Authority Revenue
Series A, 5.75% due 12/1/2009                                              Aa3/AA               560,000             607,398
Sacramento Municipal Utility District Electric Revenue Refunding
Series C, 5.75% due 11/15/2007 (ETM)                                       Aaa/AAA              330,000             330,693
Sacramento Municipal Utility District Refunding Series L, 5.10% due
7/1/2014 (Insured: AMBAC)                                                  Aaa/AAA            1,000,000           1,045,190
Salinas Redevelopment Agency Tax Allocation Series A, 0% due 11/1/2022
(Insured: FSA)                                                             Aaa/AAA            1,450,000             581,754
San Bernardino County Multi Family Housing Revenue Refunding Series A,
4.75% due 12/15/2031 put 12/15/2011 (Collateralized: FNMA)                 Aaa/NR             3,000,000           3,133,080
San Bernardino County Special Taxes Community Facilities District
2002-1, 5.10% due 9/1/2011                                                  NR/NR               190,000             195,159
San Bernardino County Special Taxes Community Facilities District
2002-1, 5.20% due 9/1/2012                                                  NR/NR               205,000             211,152
San Bernardino County Special Taxes Community Facilities District
2002-1, 5.30% due 9/1/2013                                                  NR/NR               300,000             310,422
San Bernardino County Transportation Authority Sales Tax Revenue
Series A, 6.00% due 3/1/2010 (ETM)                                         Aaa/AAA              175,000             185,203
San Diego County California COPS Developmental Services Foundation,
5.50% due 9/1/2017                                                        Baa3/BBB-           2,000,000           2,082,420
San Diego County Regional, 5.00% due 7/1/2013 (Insured: AMBAC) (AMT)       Aaa/AAA            1,000,000           1,059,610
San Diego Public Facilities Financing Authority Lease Revenue, 7.00%
due 4/1/2006 (Insured: MBIA)                                               Aaa/AAA              455,000             459,309
San Diego Public Facilities Financing Authority Lease Revenue, 7.00%
due 4/1/2007 (Insured: MBIA)                                               Aaa/AAA              425,000             444,435
San Francisco Bay Area Transit Bridge Toll Notes, 5.625% due 8/1/2006       NR/A              1,400,000           1,417,654
(Insured: ACA)
San Francisco City & County Capital Appreciation George R Moscone, 0%
due 7/1/2010                                                               A1/AA-             1,380,000           1,162,788
San Francisco International Airport Revenue Special Facilities Lease,
5.25% due 1/1/2019 (Insured: AMBAC) (AMT)                                  Aaa/AAA            1,000,000           1,034,830
San Francisco Laguna Honda Hospital Series I, 5.00% due 6/15/2014
(Insured: FSA)                                                             Aaa/AAA            2,320,000           2,514,880
San Jose Evergreen Community College District Series C, 0% due
9/1/2011 crossover refunded 9/1/2010 (Insured: AMBAC)                      Aaa/AAA            2,200,000           1,733,424
San Jose Financing Authority Lease Revenue Series D, 5.00% due
6/1/2039 mandatory put 6/1/2006 (Civic Center Project; Insured: AMBAC)     Aaa/AAA            2,700,000           2,718,981
San Marcos Public Facilities Authority Revenue Community Facilities
District 88-1, 0% due 3/1/2008 (ETM)                                       Aaa/NR             1,900,000           1,767,494
Santa Clara Valley Transportation Authority Sales Tax Revenue Measure
A, 5.50% due 4/1/2036 put 10/2/2006 (Insured: AMBAC)                       Aaa/AAA            1,810,000           1,840,716
Seal Beach Redevelopment Agency Mobile Home Park Revenue Series A,
5.20% due 12/15/2013 (Insured: ACA)                                         NR/A                575,000             610,069
Southeast Resources Recovery Facilities Authority Lease Revenue
Refunding Series B, 5.375% due 12/1/2013 (Insured: AMBAC)                  Aaa/AAA            1,060,000           1,145,733
Southern California Revenue, 5.15% due 7/1/2015 (Public Power Project;
Insured: AMBAC)                                                            Aaa/AAA              350,000             382,137
Southern California Revenue, 5.15% due 7/1/2015 (Public Power Project;
Insured: AMBAC)                                                            Aaa/AAA              250,000             272,955
Stanton Multi Family Housing Revenue Bond Series 1997, 5.625% due
8/1/2029 put 8/1/2009 (Continental Gardens Project; Collateralized:
FNMA)                                                                      NR/AAA             3,200,000           3,330,976
Ukiah Unified School District COP, 5.00% due 9/1/2008 (Insured: MBIA)      Aaa/AAA            1,000,000           1,043,760
Val Verde Unified School District COP, 5.00% due 1/1/2014 (Insured:
FGIC)                                                                      Aaa/AAA              445,000             485,077
Val Verde Unified School District Series B, 5.00% due 1/1/2013             Aaa/AAA              360,000             387,720
(Refunding Project; Insured: FGIC)
Val Verde Unified School District Series B, 5.00% due 1/1/2014
(Refunding Project; Insured: FGIC)                                         Aaa/AAA              430,000             464,086
Ventura County Community College Series A, 5.00% due 8/1/2012
(Insured: MBIA)                                                            Aaa/AAA              500,000             542,445
Victorville Redevelopment Agency Tax Allocation Bear Valley Road
Special Escrow Fund A, 5.00% due 12/1/2014 (Insured: FSA)                  Aaa/AAA              420,000             443,650
Walnut Valley Unified School District, 9.00% due 8/1/2006 (ETM)            Aaa/AAA              800,000             826,296
Walnut Valley Unified School District, 8.75% due 8/1/2010 (ETM)            Aaa/AAA            1,000,000           1,221,560
Walnut Valley Unified School District Series A, 6.80% due 2/1/2007
(Insured: MBIA)                                                            Aaa/AAA              250,000             259,660
Walnut Valley Unified School District Series A, 6.90% due 2/1/2008
(Insured: MBIA)                                                            Aaa/AAA              250,000             268,320
Walnut Valley Unified School District Series A, 7.00% due 8/1/2008
(Insured: MBIA)                                                            Aaa/AAA              100,000             109,182
Washington Township Health Care District Revenue, 5.00% due 7/1/2009        A2/NR               450,000             465,467
West Contra Costa Unified School District Series A, 7.00% due 8/1/2006
(Insured: MBIA)                                                            Aaa/AAA              595,000             608,304
West Contra Costa Unified School District Series A, 7.00% due 8/1/2008
(Insured: MBIA)                                                            Aaa/AAA              655,000             715,142
Whittier Solid Waste Revenue Refunding Series A, 5.375% due 8/1/2014
(Insured: AMBAC)                                                           Aaa/AAA            1,000,000           1,001,820
TOTAL INVESTMENTS --96.57%(Cost $ 138,174,522)                                                         $        139,694,471

    OTHER ASSETS LESS LIABILITIES -- 3.43%                                                                        4,968,390
    NET ASSETS -- 100.00%                                                                              $        144,662,861

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA               Insured by American Capital Access
AMBAC             Insured by American Municipal Bond Assurance Corp.
AMT               Alternate Minimum Tax
COP               Certificates of Participation
ETM               Escrowed to Maturity
FGIC              Insured by Financial Guaranty Insurance Co.
FNMA              Collateralized by Federal National Mortgage Association
FSA               Insured by Financial Security Assurance Co.
GNMA              Insured by Government National Mortgage Co.
GO                General Obligation
MBIA              Insured by Municipal Bond Investors Assurance
RADIAN            Insured by Radian Asset Assurance


Information respecting the Fund's policies on valuation of portfolio securities and other investment related disclosures are incorporated herein by reference to the Fund's most recent semiannual or annual report to shareholders, previously filed with the Securities and Exchange Commission.








Thornburg Intermediate Municipal Fund                         December 31, 2005
(Unaudited)

CUSIPS: CLASS A - 885-215-202, CLASS C - 885-215-780, CLASS I - 885-215-673
NASDAQ SYMBOLS: CLASS A - THIMX, CLASS C - THMCX, CLASS I - THMIX
                                                                        Credit Rating+        Principal
Issuer-Description                                                         Moody's/S&P          Amount              Value

Alabama -- 1.29%
  Alabama Docks Revenue, 6.00% due 10/1/2008 (Insured: MBIA)               Aaa/AAA     $        800,000  $          855,256
  Birmingham Carraway Alabama Special, 6.25% due 8/15/2009 (Insured:
  Connie Lee)                                                               NR/AAA            2,000,000           2,100,880
  East Alabama Health Care Authority Tax Anticipation Series A, 4.00%
  due 9/1/2006 (Insured: MBIA)                                             Aaa/AAA            1,515,000           1,521,545
  Lauderdale County & Florence Health Group Series A, 5.75% due
  7/1/2013 (Insured: MBIA)                                                 Aaa/AAA            1,600,000           1,720,912
Alaska -- 0.89%
  Alaska Energy Authority Power Revenue Refunding Bradley Lake Fourth
  Series, 6.00% due 7/1/2011 (Insured: FSA)                                Aaa/AAA              955,000           1,066,477
  Alaska Municipal Bond Bank Series A, 5.00% due 10/1/2017 (Insured:
  FGIC)                                                                    Aaa/AAA            2,470,000           2,650,409
  Anchorage School Refunding, 6.00% due 10/1/2012 (Insured: FGIC)          Aaa/AAA              500,000             558,295
Arizona -- 2.21%
  Maricopa County Arizona Industrial Development Authority Multi
  Family Housing Revenue, 4.60% due 7/1/2011 (Metro Gardens Mesa Ridge
  Project;  Insured: MBIA)                                                 Aaa/AAA            1,000,000           1,013,920
  Mohave County Industrial Development Authority Prison Project Series
  A, 5.00% due 4/1/2013 (Insured: XLCA)                                     NR/AAA            4,200,000           4,490,556
  Phoenix Street & Highway User Revenue, 6.50% due 7/1/2009 (ETM)          Aa3/AAA            1,000,000           1,068,540
  Pima County Industrial Development Authority Series C, 6.70% due
  7/1/2021 (Arizona Charter Schools Project)                               Baa3/NR            2,715,000           2,875,809
  Tucson GO Series D, 9.75% due 7/1/2012 (ETM)                              NR/AA               400,000             537,444
  Tucson GO Series D, 9.75% due 7/1/2013 (ETM)                              NR/AA               500,000             691,960
Arkansas -- 0.52%
  Jefferson County Hospital Revenue Refunding & Improvement, 5.75% due
  6/1/2012 (Regional Medical Center Project)                                 NR/A             1,135,000           1,233,064
  Jefferson County Hospital Revenue Refunding & Improvement, 5.75% due       NR/A             1,200,000            1,297,848
  6/1/2013 (Regional Medical Center Project)
California -- 4.35%
  California Department of Water Resources Power Series A, 5.75% due
  5/1/2017                                                                  A2/A-             3,000,000           3,391,200
  California Housing Finance Authority Revenue Series 1985-B, 9.875%
  due 2/1/2017                                                             Aa2/AA-              675,000             677,903
  California State Department of Water Series B 5, 3.72% due 5/1/2022
  put 1/3/2006 (daily demand notes)                                       VMIG1/A-1+          1,500,000           1,500,000
  California Statewide Community Development Authority COP, 5.50% due
  10/1/2007 (Unihealth America Project) (ETM)                              Aaa/AAA            4,500,000           4,675,590
  East Palo Alto Public Financing Series A, 5.00% due 10/1/2017
  (University Circle Gateway 101 Project; Insured: Radian)                  Aa3/AA              770,000             821,413
  El Camino Hospital District Revenue Series A, 6.25% due 8/15/2017
  (ETM)                                                                    Aaa/AAA            1,000,000           1,156,100
  Escondido Joint Powers Financing Authority Lease Revenue, 0% due
  9/1/2007 (Center for the Arts Project; Insured: AMBAC)                   Aaa/AAA            1,740,000           1,614,824
  Golden West Schools Financing Authority Capital Appreciation, 0% due
  8/1/2018 (Insured: MBIA)                                                 Aaa/AAA            2,140,000           1,109,868
  Los Angeles Regional Airport Facilities Lease Refunding, 5.25% due
  1/1/2009 (Laxfuel Corp. L.A. International Project; Insured: AMBAC)      Aaa/AAA            1,590,000           1,649,355
  San Diego County Water Authority Revenue & Refunding Series 1993-A,
  8.40% due 4/25/2007 (Insured: FGIC)                                      Aaa/AAA              500,000             531,440
  San Francisco California State Building Authority Lease Revenue,
  5.00% due 12/1/2010 (San Francisco Civic Center Project; Insured:
  FGIC)                                                                    Aaa/AAA            2,200,000           2,354,550
  Stanton Multi Family Housing Revenue Bond Series 1997, 5.625% due
  8/1/2029 put 8/1/2009 (Continental Gardens Project; Collateralized:
  FNMA)                                                                     NR/AAA            1,460,000           1,519,758
Colorado -- 4.66%
  Adams County Communication Center Series A, 5.75% due 12/1/2016          Baa1/NR            1,265,000           1,336,586
  Adams County Revenue Platte Valley Medical Center, 5.00% due              NR/AAA            1,455,000           1,560,342
  2/1/2014 (Insured: FHA 242; MBIA)
  Adams County Revenue Platte Valley Medical Center, 5.00% due
  8/1/2014 (Insured: FHA 242; MBIA)                                         NR/AAA            1,000,000           1,074,060
  Arvada Industrial Development Revenue, 5.25% due 12/1/2007 (Wanco
  Inc. Project; LOC: US Bank, N.A.)                                         NR/NR                45,000              45,064
  Arvada Industrial Development Revenue, 5.60% due 12/1/2012 (Wanco
  Inc. Project; LOC: US Bank, N.A.)                                         NR/NR               450,000             458,640
  Central Platte Valley Metropolitan District, 5.15% due 12/1/2013
  pre-refunded 12/1/2009                                                    NR/AAA            1,000,000           1,072,440
  Central Platte Valley Metropolitan District Refunding Series A,
  5.00% due 12/1/2031 put 12/1/2009 (LOC: US Bank)                          NR/AA             4,000,000           4,160,120
  Colorado Educational & Cultural Facilities Refunding, 6.00% due
  4/1/2021 (Charter School Cherry Creek Project)                           Baa2/NR              500,000             520,230
  Colorado Educational & Cultural Facilities Refunding & Improvement,
  5.25% due 8/15/2019 (Charter School Project; Insured: XLCA)              Aaa/AAA            1,475,000           1,586,023
  Colorado Housing Finance Authority Single Family Program
  Subordinated Series C, 5.75% due 10/1/2007                                A1/A+                15,000              15,063
  Colorado Student Obligation Bond Student Loan Senior Subordinated
  Series B, 6.20% due 12/1/2008                                              A2/A             1,570,000           1,588,715
  Denver City & County COP Series B, 5.00% due 12/1/2011                    Aa2/AA            2,465,000           2,633,212
  El Paso County School District 11, 7.10% due 12/1/2013                   Aa3/AA-              500,000             612,065
  Glendale COP, 5.40% due 8/15/2008 (Education Center Project)             NR/BBB+              675,000             675,837
  Northwest Parkway Public Highway Authority Capital Appreciation
  Senior Convertible C, 0% due 6/15/2014 (Insured: FSA)                    Aaa/AAA            1,005,000             839,567
  Plaza Metropolitan District 1 Colorado Revenue Public Improvement
  Fee/Tax Increment, 7.70% due 12/1/2017                                    NR/NR             2,500,000           2,759,600
  Southlands Metropolitan District Number 1 GO, 7.00% due 12/1/2024         NR/NR             1,370,000           1,496,095
  Thornton County SFMR Series 1992-A, 8.05% due 8/1/2009                    A3/NR                25,000              25,018
Connecticut -- 0.10%
  Eastern Resource Recovery Authority Series A, 5.25% due 1/1/2006
  (Wheelabrator Lisbon Project)                                             NR/BBB              500,000             500,020
Delaware -- 0.33%
  Delaware State Health Facilities Authority Revenue Series A, 5.25%
  due 5/1/2016 (Nanticoke Memorial Hospital Project; Insured: Radian)       NR/AA             1,500,000           1,574,820
District Of Columbia -- 0.85%
  District of Columbia Hospital Revenue, 5.375% due 8/15/2015 (ETM)        Aaa/AAA              600,000             630,354
  District of Columbia Refunding Series B, 6.00% due 6/1/2015
  (Insured: MBIA)                                                          Aaa/AAA            3,000,000           3,483,570
Florida -- 5.09%
  Broward County Resource Recovery Revenue, 5.00% due 12/1/2007             A3/AA             1,500,000           1,542,975
  Deltona Utility Systems Revenue, 5.25% due 10/1/2015 (Insured: MBIA)     Aaa/AAA            1,000,000           1,092,660
  Duval County Multi Family Housing Revenue Refunding, 5.90% due
  9/1/2016 (St. Augustine Apartments Project)                               NR/AA-            1,000,000           1,021,540
  Enterprise Community Development District Assessment Bonds, 6.00%
  due 5/1/2010 (Insured: MBIA)                                             Aaa/AAA            1,375,000           1,378,107
  Escambia County Health Facility Series C, 5.00% due 11/1/2028
  pre-refunded 11/1/2010 (Charity Obligation Group Project)                 Aaa/NR            2,500,000           2,626,200
  Flagler County School Board Certificates of Participation Series A,
  5.00% due 8/1/2020 (Insured: FSA)                                        Aaa/AAA            1,000,000           1,061,750
  Florida Board of Education Capital Outlay Refunding Public Education
  Series D, 5.75% due 6/1/2018                                             Aa1/AAA            1,460,000           1,595,240
  Florida State Department of Children & Families CTFS South Florida
  Evaluation Treatment, 5.00% due 10/1/2019                                 NR/AA+            2,255,000           2,392,442
  Highlands County Health Facility Refunded Hospital Adventist Health
  A, 5.00% due 11/15/2019                                                   A2/A+             1,100,000           1,146,079
  Jacksonville District Water & Sewer COP, 5.00% due 10/1/2020
  pre-refunded 10/1/2008                                                   Aaa/AAA            1,000,000           1,032,610
  Orange County School Board Series A, 6.00% due 8/1/2008 (Insured:
  MBIA)                                                                     Aaa/NR            1,580,000           1,679,493
  Pasco County Housing Finance Authority MFHR, 5.50% due 6/1/2027 put       NR/AA-            2,000,000           2,012,500
  6/1/2008 (Cypress Trail Apartments Project; Guaranty: Axa
  Reinsurance)
  Port Everglades Authority Port Improvement Revenue Refunding Series
  A, 5.00% due 9/1/2016 (Insured: FSA)                                     Aaa/AAA            3,635,000           3,643,579
  Sarasota County Public Hospital Series A, 3.75% due 7/1/2037 put
  1/3/2006 (Sarosota Memorial Hospital Project; Insured: AMBAC) (daily
  demand notes)                                                            VMIG1/NR             400,000             400,000
  Turtle Run Community Development District Refunding Water Management
  Benefit Special Assessment, 5.00% due 5/1/2011 (Insured: MBIA)           Aaa/AAA            1,000,000           1,048,640
  University Athletic Association Inc. Florida Athletic Program
  Revenue Refunding, 3.75% due 10/1/2031 put 1/3/2006 (LOC: Suntrust
  Bank) (daily demand note)                                                 Aa3/NR              900,000             900,000
Georgia -- 0.06%
  Georgia Municipal Electric Authority Power Revenue Unrefunded
  Balance 2005 Series Y, 10.00% due 1/1/2010                                A1/A+               230,000             284,032
Hawaii -- 0.48%
  Hawaii Department of Budget & Finance, 6.40% due 7/1/2013 (Insured:
  MBIA)                                                                    Aaa/AAA            2,000,000           2,329,600
Idaho -- 0.42%
  Boise City Idaho Industrial Development Corp., 5.00% due 5/15/2020
  (Western Trailer Co. Project; LOC: Wells Fargo)                           Aaa/NR            2,000,000           2,010,960
Illinois -- 9.20%
  Champaign County Community Unit Series C, 0% due 1/1/2011
  pre-refunded 1/1/2010                                                    Aaa/AAA              800,000             653,744
  Chicago Housing Authority Capital, 5.00% due 7/1/2008                     Aa3/AA            3,020,000           3,126,183
  Chicago Midway Airport Revenue Refunding Second Lien Series A, 5.00%
  due 1/1/2019 (Insured: AMBAC)                                            Aaa/AAA            1,210,000           1,255,290
  Chicago Tax Increment Allocation Lincoln Belmont A, 5.30% due
  1/1/2014 (Insured: ACA)                                                    NR/A             2,285,000           2,369,911
  Chicago Wastewater Transmission Revenue Refunding Second Lien, 5.50%
  due 1/1/2013 (Insured: MBIA)                                             Aaa/AAA              650,000             718,646
  Cook County Capital Improvement, 5.50% due 11/15/2008 (Insured:
  FGIC)                                                                    Aaa/AAA              500,000             514,335
  Cook County School District Class A, 0% due 12/1/2022                     NR/NR             2,000,000             853,060
  Du Page County School District Capital Appreciation, 0% due 2/1/2010
  (Insured: FGIC)                                                           Aaa/NR              655,000             561,682
  Freeport Illinois GO, 5.375% due 1/1/2018 (Insured: MBIA)                Aaa/AAA            1,500,000           1,631,565
  Illinois Development Finance Authority Revenue, 6.00% due 11/15/2012
  (Insured: MBIA)                                                          Aaa/AAA            2,860,000           3,169,337
  Illinois Development Finance Authority Revenue Refunding Community
  Rehab Providers A, 5.90% due 7/1/2009                                     NR/BBB              820,000             842,534
  Illinois Educational Facilities Authority Revenues Adjusted, 4.75%
  due 11/1/2036 put 11/1/2016 (Field Museum Project)                         A2/A             1,160,000           1,183,884
  Illinois Educational Facilities Authority Revenues Midwestern
  University B, 5.50% due 5/15/2018 (Insured: ACA)                           NR/A             1,500,000           1,547,520
  Illinois Health Facilities Authority Revenue, 5.50% due 10/1/2009
  (Decatur Memorial Hospital Project)                                        A2/A             1,055,000           1,115,979
  Illinois Health Facilities Authority Revenue, 5.70% due 2/20/2021
  (Midwest Care Center Project; Collateralized: GNMA)                       Aaa/NR              990,000           1,066,864
  Illinois Health Facilities Authority Revenue Healthcare Systems,
  6.25% due 11/15/2019 pre-refunded 11/15/2009 (OSF Healthcare
  Project)                                                                   A2/A             1,250,000           1,386,825
  Illinois Health Facilities Authority Revenue Series A, 5.75% due
  8/15/2013 pre-refunded 8/15/2009 (Children's Memorial Hospital
  Project; Insured: AMBAC)                                                 Aaa/AAA            1,900,000           2,065,775
  Illinois Health Facilities Authority Revenues Loyola A, 5.00% due
  7/1/2006 (Insured: MBIA)                                                 Aaa/AAA            1,540,000           1,552,797
  Illinois Health Facilities Authority Revenues Loyola A, 6.00% due
  7/1/2011 (Insured: MBIA)                                                 Aaa/AAA              770,000             859,882
  Illinois Health Facilities Authority Revenues Loyola A, 6.00% due
  7/1/2012 (Insured: MBIA)                                                 Aaa/AAA            1,080,000           1,211,134
  Illinois Health Facilities Authority Revenues Loyola University A,
  6.00% due 7/1/2012 (Insured: MBIA) (ETM)                                 Aaa/AAA              230,000             260,185
  Illinois University Revenues, 5.25% due 1/15/2018 (UIC South Campus      Aaa/AAA            1,205,000           1,308,461
  Development Project; Insured: FGIC)
  Marion Refunding, 5.00% due 9/15/2012 (Insured: FGIC)                    Aaa/AAA              755,000             810,689
  McHenry County School District Woodstock GO, 6.80% due 1/1/2006
  (Insured: FSA)                                                           Aaa/AAA              710,000             710,071
  Melrose Park Tax Increment Series B, 6.50% due 12/15/2015 (Insured:
  FSA)                                                                     Aaa/AAA            1,015,000           1,147,265
  Sangamon County Property Tax Lease Receipts, 7.45% due 11/15/2006         Aa3/NR              295,000             305,225
  Sangamon County School District Series A, 5.875% due 8/15/2018 (Hay
  Edwards Project; Insured: ACA)                                             NR/A             2,400,000           2,589,096
  Sherman Revenue Refunding Mortgage, 6.10% due 10/1/2014
  (Collateralized: GNMA)                                                    NR/AAA            1,170,000           1,256,206
  Sherman Revenue Refunding Mortgage, 6.20% due 10/1/2019
  (Collateralized: GNMA)                                                    NR/AAA            1,600,000           1,719,104
  Southern Illinois University Revenues, 0% due 4/1/2014 (Insured:
  MBIA)                                                                    Aaa/AAA            1,425,000           1,012,021
  University of Illinois Revenue Capital Appreciation, 0% due 4/1/2014
  (Insured: MBIA)                                                          Aaa/AAA            1,590,000           1,129,202
  West Chicago Industrial Development Revenue, 6.90% due 9/1/2024
  (Leggett & Platt Inc. Project)                                            NR/A+             1,000,000           1,012,640
  Will & Kendall Counties Community Series B, 5.125% due 1/1/2014
  (Insured: FSA)                                                           Aaa/AAA            1,000,000           1,066,890
  Will County Community School 365-U Capital Appreciation, 0% due
  11/1/2011 (Insured: FSA)                                                 Aaa/AAA            3,000,000           2,389,620
Indiana -- 7.39%
  Allen County Economic Development, 5.80% due 12/30/2012 (Indiana
  Institute of Technology Project)                                          NR/NR               895,000             938,685
  Allen County Economic Development, 5.75% due 12/30/2015 (Indiana
  Institute of Technology Project)                                          NR/NR             1,355,000           1,461,435
  Allen County Jail Building Corp. GO, 5.00% due 4/1/2018 (Insured:
  XLCA)                                                                     Aaa/NR            2,495,000           2,658,672
  Allen County Redevelopment District Tax Series A, 5.00% due
  11/15/2018                                                                A3/NR             1,560,000           1,644,271
  Allen County War Memorial Series A, 5.25% due 11/1/2013 (Insured:
  AMBAC)                                                                    Aaa/NR            1,000,000           1,079,250
  Boone County Hospital Association, 5.625% due 1/15/2015 pre-refunded
  7/15/2011 (Insured: FGIC)                                                Aaa/AAA            1,000,000           1,098,160
  Brownsburg 1999 School Building, 5.00% due 2/1/2010 (Insured: FSA)       Aaa/AAA            1,260,000           1,331,240
  Carmel Indiana Redevelopment Authority Lease Capital Appreciation,
  0% due 2/1/2016 (Performing Arts Center)                                  Aa2/AA            1,730,000           1,092,132
  Carmel Indiana Redevelopment Authority Lease Capital Appreciation,
  0% due 2/1/2021 (Performing Arts Center)                                  Aa2/AA            2,000,000             964,940
  Dyer Redevelopment Authority, 6.40% due 7/15/2015 pre-refunded
  7/15/2009                                                                 NR/A-             1,515,000           1,677,105
  Dyer Redevelopment Authority, 6.50% due 7/15/2016 pre-refunded
  7/15/2009                                                                 NR/A-             1,910,000           2,120,692
  East Chicago Elementary School Building First Mortgage Series A,
  6.25% due 7/5/2008 (State Aid Withholding)                                 NR/A               350,000             367,017
  Fishers Redevelopment Authority, 5.25% due 2/1/2018 (Insured: XLCA)      Aaa/AAA            1,500,000           1,638,420
  Fishers Redevelopment Authority, 5.25% due 2/1/2020 (Insured: XLCA)      Aaa/AAA            1,025,000           1,116,235
  Gary Building Corp. - Lake County First Mortgage Series 1994-B,
  8.25% due 7/1/2010 (Sears Building Project)                               NR/NR               790,000             805,555
  Goshen Chandler School Building Capital Appreciation Refunding, 0%
  due 1/15/2011 (Insured: MBIA)                                            Aaa/AAA            1,020,000             839,848
  Hamilton Southeastern Indiana, 6.25% due 7/15/2006 (North Delaware
  School Building Project) (ETM)                                           Aaa/AAA              680,000             690,880
  Huntington Economic Development Revenue, 6.40% due 5/1/2015 (United
  Methodist Memorial Project)                                               NR/NR             1,000,000           1,048,230
  Indiana Bond Bank Special Program Hendrick's Redevelopment Series B,
  6.20% due 2/1/2023 pre-refunded 2/1/2007                                  NR/NR             1,500,000           1,574,925
  Indiana Health Facility Hospital Revenue, 5.75% due 9/1/2015 (ETM)        A1/AAA              575,000             583,596
  Indiana Health Facility Hospital Revenue, 5.40% due 2/15/2016
  (Clarian Health Obligation Group Project; Insured: MBIA)                 Aaa/AAA            1,000,000           1,092,090
  Indiana State Educational Facilities Authority Revenue, 5.65% due
  10/1/2015 (University of Indianapolis Project)                            NR/A-             1,065,000           1,132,244
  Indiana State Educational Facilities Authority Revenue, 5.70% due
  10/1/2016 (University of Indianapolis Project)                            NR/A-             1,025,000           1,091,912
  Indianapolis Local Public Improvement Bond Bank, 0% due 7/1/2009
  (ETM)                                                                     Aa2/NR              740,000             652,162
  Portage Township Multi School Building, 5.50% due 7/15/2015              Aaa/AAA              500,000             551,005
  (Insured: FGIC)
  Rockport Pollution Control Revenue Series A, 4.90% due 6/1/2025 put
  6/1/2007 (Indiana Michigan Power Co. Project)                            Baa2/BBB           3,165,000           3,224,914
  Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2012
  pre-refunded 1/15/2012                                                    NR/AA-            1,200,000           1,315,548
  West Clark School Building Corp. First Mortgage, 5.75% due 7/15/2017
  (Insured: FGIC)                                                          Aaa/AAA            1,685,000           1,880,780
Iowa -- 1.42%
  Iowa Finance Authority Health Care Facilities, 6.00% due 7/1/2013
  (Genesis Medical Center Project)                                          A1/NR             1,000,000           1,075,700
  Iowa Finance Authority Hospital Facility Revenue, 6.00% due 7/1/2012
  (Trinity Regional Hospital Project; Insured: FSA)                        Aaa/AAA            1,000,000           1,104,790
  Iowa Finance Authority Hospital Facility Revenue, 6.75% due
  2/15/2016 pre-refunded 2/15/2010                                          A1/NR             1,000,000           1,132,440
  Iowa Finance Authority Revenue, 6.00% due 12/1/2018 (Catholic Health
  Initiatives Project)                                                      Aa2/AA            2,000,000           2,171,360
  Iowa Finance Authority Revenue Refunding Trinity Health Series B,
  5.75% due 12/1/2015                                                      Aa3/AA-            1,250,000           1,346,025
Kansas -- 1.19%
  Wichita Hospital Revenue Refunding Improvement Series XI, 6.75% due
  11/15/2019 (Christi Health System Project)                                NR/A+             4,200,000           4,613,238
  Wyandotte County Kansas School District 204 Refunding & Improvement
  Series A, 5.00% due 9/1/2014 (Insured: FGIC)                              Aaa/NR            1,030,000           1,120,197
Kentucky -- 1.07%
  Kentucky Economic Development Finance Authority Series C, 5.85% due
  10/1/2015 (Norton Healthcare Project; Insured: MBIA)                     Aaa/AAA            4,000,000           4,485,560
  Wilmore Housing Facilities Revenue, 5.55% due 7/1/2013 (LOC: Allied
  Irish Bank PLC)                                                           NR/NR               665,000             692,764
Louisiana -- 2.17%
  Jefferson Sales Tax District Revenue Series B, 5.50% due 12/1/2008
  (Insured: AMBAC)                                                         Aaa/AAA            1,595,000           1,681,529
  Louisiana Local Govt. Environment Series A, 4.10% due 9/1/2007           Baa1/NR              340,000             341,510
  (Housing Bellemont Apts. Project)
  Louisiana State Offshore Terminal Refunding Series D, 4.00% due
  9/1/2023 put 9/1/2008 (Loop LLC Project)                                   A3/A             3,250,000           3,239,827
  Morehouse Parish Pollution Revenue Refunding Series A, 5.25% due
  11/15/2013 (International Paper Co. Project)                             Baa3/BBB           3,000,000           3,095,820
  New Orleans Sewer  Service Revenue, 5.50% due 6/1/2017 (Insured:
  FGIC)                                                                    Aaa/AAA            1,000,000           1,057,820
  Orleans Levee District Trust Receipts Series A, 5.95% due 11/1/2007
  (Insured: FSA)                                                           Aaa/AAA            1,000,000           1,031,840
Maine -- 0.22%
  Jay Solid Waste Disposal Revenue (International Paper Co. Project)
  Series B, 6.20% due 9/1/2019                                             Baa3/BBB           1,000,000           1,061,920
Massachusetts -- 0.37%
  Massachusetts HFA Housing Development Series A, 5.05% due 6/1/2010
  (Insured: MBIA) (AMT)                                                    Aaa/AAA              655,000             660,129
  Massachusetts HFA Refunding Series A, 6.125% due 12/1/2011
  pre-refunded 12/1/2006 (Insured: MBIA) (AMT)                              NR/AAA              150,000             156,025
  Massachusetts HFA Unrefunded Refunding Series A, 6.125% due
  12/1/2011 (Insured: MBIA) (AMT)                                           NR/AAA              950,000             957,790
Michigan -- 1.19%
  Kalamazoo Hospital Finance Authority Revenue Series 1994-A, 6.25%
  due 6/1/2014 (Borgess Medical Center Project) (ETM)                      Aaa/AAA              650,000             760,077
  Kent Hospital Finance Authority Michigan Hospital, 7.25% due
  1/15/2013 (Insured: MBIA)                                                Aaa/AAA            1,000,000           1,148,220
  Michigan State Building Authority Revenue Refunding Facilities
  Program Series I, 5.25% due 10/15/2017 (Insured: FSA)                    Aaa/AAA            2,450,000           2,665,110
  Southfield Economic Development Corp. Refunding Revenue N.W. 12
  Limited Partnership, 7.25% due 12/1/2010                                  NR/NR             1,165,000           1,165,012
Minnesota -- 0.38%
  Minneapolis St. Paul Health, 6.00% due 12/1/2018 (Healthpartners
  Obligation Group Project)                                               Baa1/BBB+           1,000,000           1,102,600
  Southern Minnesota Municipal Power Agency Supply, pre-refunded to        Aaa/AAA              700,000             752,696
  various dates, Series A, 5.75% due 1/1/2018 (Insured: MBIA)
Mississippi -- 0.31%
  Mississippi Higher Educational Authority Series C, 7.50% due
  9/1/2009                                                                  A2/NR             1,500,000           1,503,330
Missouri -- 0.71%
  Missouri Development Finance Board Healthcare Series A, 5.40% due
  11/1/2018 (Lutheran Home Aged Project; LOC: Commerce Bank)                Aa3/NR            2,025,000           2,096,908
  Platte County COP, 4.00% due 9/1/2006                                     NR/AA-            1,310,000           1,315,908
Nebraska -- 0.19%
  Madison County Hospital Authority 1 Hospital Revenue, 5.50% due
  7/1/2014 (Faith Regional Health Services Project; Insured: Radian)        NR/AA               845,000             903,212
Nevada -- 1.34%
  Clark County Pollution Control Revenue Series B, 6.60% due 6/1/2019
  (Nevada Power Co. Project; Insured: FGIC)                                Aaa/AAA              640,000             648,960
  Las Vegas Special Improvement District Refunding Senior Local
  Improvement Series A, 5.375% due 6/1/2013 (Insured: FSA)                 Aaa/AAA            1,170,000           1,238,375
  Washoe County Capital Appreciation Reno Sparks Series B, 0% due
  7/1/2011 (Insured: FSA)                                                  Aaa/AAA            2,600,000           2,101,034
  Washoe County School District Refunding Series B, 5.00% due 6/1/2010
  (Insured: FGIC)                                                          Aaa/AAA            2,350,000           2,496,287
New Hampshire -- 1.29%
  Manchester Housing & Redevelopment Authority Capital Appreciation
  Series B, 0% due 1/1/2016 (Insured: Radian)                               Baa3/A            4,990,000           3,056,724
  New Hampshire Pollution Refunding Central Maine Power Co., 5.375%
  due 5/1/2014                                                             A3/BBB+            3,000,000           3,181,230
New Jersey -- 0.97%
  New Jersey Economic Development Authority School Facilities
  Construction Series O, 5.00% due 3/1/2019                                 A1/AA-            1,280,000           1,353,190
  New Jersey EDA Refunding Revenue, 7.50% due 12/1/2019 (Spectrum for
  Living Development Project; LOC: PNC Bank)                                 A3/A               220,000             220,713
  New Jersey State Transit Corp. COP, 5.00% due 10/1/2009 (Insured:         NR/NR             1,700,000           1,787,635
  FSA)
  New Jersey State Transit Corp. Federal Transportation Administration
  Grants Series B, 5.50% due 9/15/2010 (Insured: AMBAC)                    Aaa/AAA            1,200,000           1,299,384
New Mexico -- 1.39%
  Albuquerque Airport Revenue Refunding, 5.00% due 7/1/2008 (Insured:
  AMBAC) (AMT)                                                             Aaa/AAA            2,380,000           2,461,372
  Sandoval County Incentive Payment Revenue Refunding, 5.00% due
  6/1/2020                                                                  NR/A+             2,000,000           2,112,180
  University of New Mexico Hospital Mortgage Revenue Bonds, 5.00% due
  1/1/2018 (Insured: FSA & FHA)                                            Aaa/AAA            2,000,000           2,111,940
New York -- 3.85%
  Long Island Power Authority General Series B, 5.00% due 12/1/2006         A3/A-             2,000,000           2,032,440
  Metro Transportation Authority New York Service Control Series B,
  5.25% due 7/1/2006                                                        A1/AA-            1,080,000           1,090,411
  Nassau Health Care Corp., 6.00% due 8/1/2011 pre-refunded 8/1/2009       Aaa/AAA            1,000,000           1,106,670
  New York City Industrial Development Agency Series A, 5.00% due
  6/1/2010 (Lycee Francais De New York Project; Insured: ACA)                NR/A             1,175,000           1,226,723
  New York City Transitional Authority Facilities Refunding Series A
  1, 5.00% due 11/1/2020                                                   Aa1/AAA            3,000,000           3,209,070
  New York City Trust Cultural Resources, 5.75% due 7/1/2015 (Museum
  of American Folk Art Project; Insured: ACA)                                NR/A               875,000             934,404
  New York Housing Finance Service Series A, 6.375% due 9/15/2015
  pre-refunded 9/15/2007                                                    A2/AAA              220,000             230,910
  New York Series E, 6.00% due 8/1/2008 pre-refunded 8/1/2006              Aaa/AAA              910,000             937,864
  New York Series E, 6.00% due 8/1/2008 pre-refunded 8/1/2006
  (Insured: FGIC)                                                          Aaa/AAA            1,025,000           1,055,371
  New York State Dormitory Authority School Districts Financing
  Program Series E, 9.00% due 10/1/2007 (Insured: MBIA)                    Aaa/AAA            1,000,000           1,094,060
  New York State Thruway Authority General Revenue Series F, 5.00% due
  1/1/2018 (Insured: AMBAC)                                                Aaa/AAA            3,000,000           3,217,890
  Port Authority New York & New Jersey Special Obligation, 6.25% due       Aaa/AAA            2,200,000           2,444,706
  12/1/2011 (JFK International Air Terminal 6 Project; Insured: MBIA)
North Carolina -- 0.77%
  North Carolina Eastern Municipal Power Refunding Series A, 5.70% due
  1/1/2013 (Insured: MBIA)                                                 Aaa/AAA            1,200,000           1,250,352
  North Carolina Housing Finance Agency Single Family Revenue Bond
  Series BB, 6.50% due 9/1/2026                                             Aa2/AA            1,360,000           1,411,911
  North Carolina Medical Care, 5.00% due 9/1/2013 (Rowan Regional
  Medical Center Project; Insured: FSA & FHA 242)                          Aaa/AAA            1,000,000           1,075,210
North Dakota -- 0.28%
  Grand Forks Health Care System Revenue Bonds Series 1997, 6.25% due 8/15/2006
  (Altra Health Systems Obligated Group Project; Insured:
  MBIA)                                                                    Aaa/AAA              365,000             371,431
  North Dakota State Housing Finance Agency Refunding Housing Finance
  Program Home Mortgage Series A, 5.70% due 7/1/2030                        Aa1/NR              975,000             985,043
Ohio -- 3.52%
  Butler County Transportation Improvement, 6.00% due 4/1/2010
  (Insured: FSA)                                                           Aaa/AAA            1,000,000           1,072,820
  Central Ohio Solid Waste Authority Series B, 5.00% due 12/1/2008         Aa2/AA+            2,530,000           2,641,042
  Cleveland Cuyahoga County Development Bond Fund A, 6.25% due
  5/15/2016 (LOC: FifthThird Bank)                                          NR/NR             1,410,000           1,473,647
  Cuyahoga County Hospital Revenue Refunding, 5.50% due 1/15/2019
  (University Health Systems Project B; Insured: MBIA)                     Aaa/AAA            3,545,000           3,621,608
  Franklin County Health Care Revenue Series 1995-A, 6.00% due
  11/1/2010 (Heinzerling Foundation Project; LOC: Banc One)                 Aa2/NR              945,000             965,459
  Hamilton Wastewater Systems Revenue Refunding, 5.25% due 10/1/2017
  (Insured: FSA)                                                            Aaa/NR            1,500,000           1,654,560
  Marysville School District COP, 5.25% due 12/1/2017 (School
  Facilities Project; Insured: MBIA)                                        Aaa/NR            2,000,000           2,211,400
  North Ridgeville Economic Development, 0% due 2/1/2015
  (Collateralized: FHA)                                                      NR/A               475,000             225,492
  Ohio State Higher Educational Facility Revenue, 5.05% due 7/1/2037         A2/A             2,200,000           2,319,064
  put 7/1/2016 (Kenyon College Project)
  Reynoldsburg Health Care Facilities Revenue Bonds Series 1997, 5.70%
  due 10/20/2012 (Collateralized: GNMA)                                     Aa3/NR              760,000             798,395
Oklahoma -- 3.98%
  Alva Hospital Authority Hospital Revenue Sales Tax, 5.25% due
  6/1/2025 (Insured: Radian)                                                Aa3/AA            1,505,000           1,601,531
  Comanche County Oklahoma Hospital Authority Revenue, 5.25% due
  7/1/2019 (Insured: Radian)                                                Aa3/AA            3,345,000           3,558,545
  Oklahoma City Municipal Improvement Authority, 0% due 7/1/2008
  (Insured: AMBAC)                                                         Aaa/AAA            1,020,000             934,473
  Oklahoma City Municipal Water & Sewer Capital Appreciation Series C,
  0% due 7/1/2006 (Insured: AMBAC)                                         Aaa/AAA              500,000             491,815
  Oklahoma City Municipal Water & Sewer Series C, 0% due 7/1/2011
  (Insured: AMBAC)                                                         Aaa/AAA            1,125,000             913,039
  Oklahoma City Municipal Water & Sewer Series C, 0% due 7/1/2013
  (Insured: AMBAC)                                                         Aaa/AAA            1,485,000           1,100,014
  Oklahoma Development Finance Authority Hospital Association Pooled
  Hospital A, 5.40% due 6/1/2013 (Insured: AMBAC)                          Aaa/AAA              825,000             894,217
  Oklahoma Industrial Authority Revenue Refunding, 6.00% due 8/15/2010
  (Integris Baptist Project; Insured: AMBAC)                               Aaa/AAA              750,000             825,015
  Tulsa County Independent School District Combined Purpose, 4.50% due
  8/1/2007                                                                 Aa3/AA-            2,800,000           2,852,612
  Tulsa Industrial Authority Hospital Revenue Refunding, 5.375% due
  2/15/2017 (St. John Medical Center Project)                               Aa3/AA            4,000,000           4,047,640
  Tulsa Industrial Development Authority Hospital Revenue, 6.10% due
  2/15/2009 pre-refunded 2/15/2006 (St. John Medical Center Project)        Aa3/AA            1,485,000           1,489,945
  Tulsa Public Facilities Authority Solid Waste Revenue, 5.65% due
  11/1/2006 (Ogden Martin Project; Insured: AMBAC)                         Aaa/AAA              500,000             508,990
Oregon -- 0.38%
  Forest Grove Campus Improvement & Refunding Pacific University,
  6.00% due 5/1/2015 pre-refunded 5/1/2010 (Insured: Radian)                NR/AA               800,000             881,904
  Oregon State Housing & Community Services Department Single Family
  Mortgage Program Series B, 5.35% due 7/1/2018                             Aa2/NR              925,000             941,049
Pennsylvania -- 2.56%
  Allegheny County Hospital Development Health Series B, 6.50% due
  5/1/2012 (South Hills Health Systems Project)                            Baa1/NR            1,400,000           1,487,556
  Carbon County Industrial Development Authority Refunding, 6.65% due
  5/1/2010 (Panther Creek Partners Project)                                NR/BBB-            1,580,000           1,695,372
  Chester County School Authority, 5.00% due 4/1/2020 (Intermediate
  Unit Project; Insured: AMBAC)                                             NR/AAA            2,310,000           2,460,289
  Lancaster County Capital Appreciation Series B, 0% due 5/1/2014
  (Insured: FGIC)                                                           Aaa/NR              795,000             561,508
  Lancaster County Capital Appreciation Series B, 0% due 5/1/2015
  (Insured: FGIC)                                                           Aaa/NR              800,000             532,096
  Lehigh County General Purpose Shepard Rehab. Hospital, 6.00% due
  11/15/2007 (Insured: AMBAC)                                              Aaa/AAA              785,000             822,389
  Pennsylvania Higher Education University Series 14, 0% due 7/1/2020
  (Insured: AMBAC)                                                         Aaa/AAA            2,032,839             698,788
  Pennsylvania State Higher Educational Facility Allegheny Delaware
  Valley Obligation A, 5.60% due 11/15/2009 (Insured: MBIA)                Aaa/AAA              500,000             533,885
  Pennsylvania State Higher Educational Facility Allegheny Delaware
  Valley Obligation A, 5.60% due 11/15/2010 (Insured: MBIA)                Aaa/AAA              480,000             518,760
  Philadelphia Hospital & Higher Education Health Systems, 5.25% due
  5/15/2006 (Jefferson Health Systems A Project; Insured: MBIA)            Aaa/AAA            3,025,000           3,047,355
Rhode Island -- 0.75%
  Rhode Island Health & Education Building Hospital Financing, 5.25%
  due 7/1/2015 (Memorial Hospital Project; LOC: Fleet Bank)                 NR/AA             1,325,000           1,405,865
  Rhode Island Health & Education Building Refunding, 6.00% due             NR/AA             1,000,000           1,073,310
  8/1/2014 (Credit Support: FHA)
  Rhode Island Health & Education Building Refunding Higher Education
  State University, 5.00% due 3/15/2014 (Insured: Radian)                   NR/AA             1,065,000           1,129,975
South Carolina -- 2.27%
  Charleston Educational Excellence Financing Charleston County School
  District, 5.25% due 12/1/2020                                             A1/AA-            1,855,000           1,997,575
  Darlington County Industrial Development, 6.00% due 4/1/2026 (Sonoco
  Products Co. Project)                                                     A3/A-             3,100,000           3,172,261
  Lexington One School Facilities Corp. Lexington County School
  District No 1, 5.25% due 12/1/2021                                        A1/NR             1,700,000           1,806,641
  Scago Educational Facilities Corp. School District No 5 Spartanburg
  County, 5.00% due 4/1/2019 (Insured: FSA)                                Aaa/AAA            2,740,000           2,918,265
  Scago Educational Facilities Corp. School District No 5 Spartanburg
  County, 5.00% due 4/1/2021 (Insured: FSA)                                Aaa/AAA            1,000,000           1,059,310
South Dakota -- 0.21%
  South Dakota Housing Development Authority Homeownership Series B,
  4.85% due 5/1/2009                                                       Aa1/AAA            1,000,000           1,030,470
Tennessee -- 0.42%
  Knox County Health, 4.90% due 6/1/2031 put 6/1/2011 (Collateralized:
  FNMA)                                                                     NR/AAA            2,000,000           2,040,720
Texas -- 15.82%
  Bexar County Health Facilities Development Corp., 6.125% due
  7/1/2022 (Army Retirement Residence Project)                             NR/BBB-            1,250,000           1,343,512
  Bexar County Housing Finance Corp., 5.50% due 1/1/2016 (Insured:
  MBIA)                                                                     Aaa/NR              600,000             634,224
  Bexar County Housing Finance Corp., 5.70% due 1/1/2021 (Insured:
  MBIA)                                                                     Aaa/NR            1,035,000           1,095,392
  Bexar County Housing Finance Corp., 6.50% due 12/1/2021                  Baa1/NR            2,000,000           2,096,820
  Bexar County Housing Finance Corp. Multi Family Housing, 5.40% due
  8/1/2012 (Dymaxion & Marrach Park Apts. A Project; Insured: MBIA)         Aaa/NR            1,005,000           1,044,466
  Bexar County Housing Finance Corp. Multi Family Housing, 5.95% due
  8/1/2020 (Dymaxion & Marrach Park Apts. A Project; Insured: MBIA)         Aaa/NR            1,270,000           1,357,998
  Bexar County Housing Finance Corp. Series A, 5.875% due 4/1/2014          Aaa/NR              975,000           1,025,583
  (Honey Creek Apartments Project; Insured: MBIA)
  Bexar County Housing Finance Corp. Series A, 6.125% due 4/1/2020
  (Honey Creek Apartments Project; Insured: MBIA)                           Aaa/NR              800,000             836,176
  Birdville Independent School District Refunding, 0% due 2/15/2012
  (Guaranty: PSF)                                                          Aaa/AAA            2,800,000           2,202,172
  Brazos River Authority TXU Energy Pollution Control Revenue, 5.05%
  due 6/1/2030 put 6/19/2006                                              Baa2/BBB-           2,040,000           2,052,893
  Carroll Independent School District Capital Appreciation Refunding,
  0% due 2/15/2011 (Guaranty: PSF)                                         Aaa/AAA            1,130,000             905,198
  Cedar Park Texas Refunding &  Improvement, 5.00% due 2/15/2016
  (Insured: MBIA)                                                          Aaa/AAA            1,000,000           1,069,170
  Central Regional Mobility Authority Revenue Anticipation Notes,
  5.00% due 1/1/2008                                                        Aa3/AA            1,100,000           1,134,441
  Coppell Independent School District Capital Appreciation Refunding,
  0% due 8/15/2013 (Guaranty: PSF)                                          NR/AAA            5,000,000           3,479,800
  De Soto Independent School District Refunding, 5.125% due 8/15/2017
  (Guaranty: PSF)                                                           NR/AAA            1,100,000           1,101,441
  Donna Independent School District Refunding, 5.00% due 2/15/2015
  (Guaranty: PSF)                                                          Aaa/AAA              980,000           1,059,164
  Duncanville Independent School District Capital Appreciation
  Refunding Series B, 0% due 2/15/2016 (Guaranty: PSF)                     Aaa/AAA            3,000,000           1,813,290
  El Paso Independent School District Capital Appreciation Refunding,
  0% due 8/15/2010 (Guaranty: PSF)                                         Aaa/AAA            3,750,000           3,064,275
  El Paso Independent School District Capital Appreciation Refunding,
  0% due 8/15/2011 (Guaranty: PSF)                                         Aaa/AAA            2,500,000           1,926,650
  Ennis Texas Independent School District Capital Appreciation, 0% due
  8/15/2012 (Guaranty: PSF)                                                 NR/NR               835,000             627,711
  Ennis Texas Independent School District Capital Appreciation, 0% due
  8/15/2013 (Guaranty: PSF)                                                 NR/NR               845,000             598,040
  Ennis Texas Independent School District Capital Appreciation, 0% due
  8/15/2014 (Guaranty: PSF)                                                 NR/NR               855,000             567,344
  Ennis Texas Independent School District Capital Appreciation
  Refunding, 0% due 8/15/2012 pre-refunded 8/15/2010 (Guaranty: PSF)        NR/NR             1,625,000           1,240,444
  Ennis Texas Independent School District Capital Appreciation              NR/NR             1,645,000           1,178,462
  Refunding, 0% due 8/15/2013 pre-refunded 8/15/2010 (Guaranty: PSF)
  Ennis Texas Independent School District Capital Appreciation
  Refunding, 0% due 8/15/2014 pre-refunded 8/15/2010 (Guaranty: PSF)        NR/NR             1,670,000           1,121,706
  Fort Worth Water & Sewer Revenue, 5.25% due 2/15/2009                     Aa2/AA            1,000,000           1,054,060
  Gulf Coast Center Revenue, 6.75% due 9/1/2020 (Mental Health
  Retardation Center Project)                                               NR/BBB            1,320,000           1,425,719
  Hays Consolidated Independent School District Capital Appreciation,
  0% due 8/15/2013 pre-refunded 8/15/2011 (Guaranty: PSF)                  Aaa/AAA            6,245,000           4,520,506
  Irving Waterworks & Sewer Revenue Refunding & Improvement, 5.375%
  due 8/15/2014                                                             Aa2/AA            1,500,000           1,612,440
  Laredo Sports Venue Sales Refunding & Improvement, 5.00% due
  3/15/2018 (Insured: AMBAC)                                               Aaa/AAA            2,040,000           2,169,214
  Mesquite Independent School District Refunding, 0% due 8/15/2012
  (Guaranty: PSF)                                                           NR/AAA            1,420,000           1,064,148
  Midlothian Texas Independent School District Prerefunded Capital
  Appreciation Refunding, 0% due 2/15/2012 (ETM)                            Aaa/NR              500,000             393,480
  Midlothian Texas Independent School District Prerefunded Capital
  Appreciation Refunding, 0% due 2/15/2012 (Guaranty: PSF)                  Aaa/NR              500,000             393,245
  Midtown Redevelopment Authority Tax, 6.00% due 1/1/2012 (Insured:
  Radian)                                                                   NR/AA               735,000             798,974
  Midtown Redevelopment Authority Tax, 6.00% due 1/1/2013 (Insured:
  Radian)                                                                   NR/AA               500,000             541,635
  Pharr San Juan Alamo Independent Building, 5.75% due 2/1/2013
  (Guaranty: PSF)                                                          Aaa/AAA            1,000,000           1,080,310
  Port Arthur Refunding, 5.00% due 2/15/2019 (Insured: MBIA)               Aaa/AAA            1,000,000           1,055,420
  Sabine River Authority Texas Pollution Refunding Series A, 5.80% due
  7/1/2022 (TXU Energy Co. Project)                                       Baa2/BBB-           1,000,000           1,072,650
  Sam Rayburn Municipal Power Agency Refunding, 6.00% due 10/1/2016       Baa2/BBB-           3,000,000           3,212,430
  Sam Rayburn Municipal Power Agency Refunding Series A, 6.00% due        Baa2/BBB-             675,000             716,398
  10/1/2021
  San Antonio Hotel Occupancy Revenue Refunding Series B, 5.00% due
  8/15/2034 put 8/1/2008 (Insured: AMBAC)                                  Aaa/AAA            1,350,000           1,399,207
  Stafford Economic Development, 6.00% due 9/1/2017 (Insured: FGIC)        Aaa/AAA            1,775,000           2,061,432
  Tarrant County Health Facilities, 6.625% due 11/15/2020 pre-refunded
  11/15/2010 (Adventist/Sunbelt Project)                                    A3/A+             3,500,000           3,992,835
  Texarkana Health Facilities Hospital Refunding Series A, 5.75% due
  10/1/2009 (Wadley Regional Medical Center Project; Insured: MBIA)        Aaa/AAA              500,000             537,390
  Texarkana Health Facilities Hospital Refunding Series A, 5.75% due
  10/1/2011 (Insured: MBIA)                                                Aaa/AAA            2,500,000           2,755,725
  Travis County GO, 5.25% due 3/1/2021                                     Aaa/AAA            1,000,000           1,100,290
  Travis County Health Facilities Development Series A, 5.75% due
  11/15/2010 (Ascension Health Project; Insured: MBIA)                     Aaa/AAA            2,000,000           2,167,020
  Travis County Health Facilities Development Series A, 6.25% due
  11/15/2014 pre-refunded 11/15/2009 (Ascension Health Project;
  Insured: MBIA)                                                           Aaa/AAA            3,000,000           3,323,760
  Upper Trinity Regional Water District Regional Treated Water Supply
  Systems Series A, 7.125% due 8/1/2008 (Insured: FGIC)                    Aaa/AAA              600,000             644,766
  Waco Health Facilities Development Corp. Series A, 6.00% due
  11/15/2015 pre-refunded 11/15/2009 (Ascension Health Project)             Aa2/AA              870,000             957,740
  Waco Health Facilities Development Corp. Series A, 6.00% due
  11/15/2016 pre-refunded 11/15/2009 (Ascension Health Project)            Aa2/AAA            1,050,000           1,155,892
  West Harris County Municipal Utility Refunding, 6.00% due 3/1/2017
  (Insured: Radian)                                                         NR/AA               500,000             522,775
Utah -- 0.91%
  Salt Lake City Municipal Building Series B, 5.30% due 10/15/2012
  pre-refunded 10/15/2009 (Insured: AMBAC)                                 Aaa/AAA            1,085,000           1,167,243
  Utah Board of Regents Auxiliary Refunding Series A, 5.25% due
  5/1/2013                                                                  NR/AA               595,000             642,552
  Utah County Municipal Building Authority, 5.50% due 11/1/2016             Aaa/NR            1,000,000           1,100,980
  pre-refunded 11/1/2011 (Insured: AMBAC)
  Utah Housing Finance Agency, 6.05% due 7/1/2016 (Credit Support:
  FHA)                                                                      NR/AAA              405,000             418,604
  Utah Housing Finance Agency SFMR D-2 Class I, 5.85% due 7/1/2015          Aa2/AA               70,000              70,465
  Utah Water Finance Agency Revenue Pooled Loan Financing Program
  Series A, 5.00% due 10/1/2012 (Insured: AMBAC)                            Aaa/NR              940,000           1,011,506
Virginia -- 2.61%
  Alexandria Industrial Development Authority, 5.90% due 10/1/2020
  (Insured: AMBAC)                                                         Aaa/AAA            2,000,000           2,209,320
  Alexandria Industrial Development Authority Institute For Defense
  Analysis Series A, 6.00% due 10/1/2014 (Insured: AMBAC)                  Aaa/AAA            1,500,000           1,667,850
  Alexandria Industrial Development Authority Institute For Defense
  Analysis Series A, 6.00% due 10/1/2015 (Insured: AMBAC)                  Aaa/AAA            1,590,000           1,769,384
  Fauquier County Industrial Development Authority, 5.50% due
  10/1/2016 (Insured: Radian)                                               NR/AA             1,000,000           1,084,000
  Hanover County Industrial Development Authority Medical Facilities
  Revenue, 6.00% due 10/1/2021 (ETM)                                       Aaa/AAA              795,000             796,208
  Norfolk Industrial Development Authority Lease, 5.625% due 9/15/2017
  pre-refunded 9/15/2006 (Norfolk Public Health Center Project)            Aa1/AA+            1,000,000           1,035,790
  Norton Industrial Development Authority Hospital Refunding, 6.00%
  due 12/1/2014 (Norton Community Hospital Project; Insured: ACA)            NR/A             1,635,000           1,793,530
  Spotsylvania County Industrial Development, 6.00% due 9/1/2019 put
  9/1/2008 (Walter Grinders Project; LOC: Deutsche Bank)                    NR/NR             2,210,000           2,222,287
Washington -- 5.90%
  Benton County Public Utility District Refunding Series A, 5.625% due
  11/1/2012 (Insured: FSA)                                                 Aaa/AAA            1,500,000           1,651,230
  Energy Northwest Washington Series A, 5.60% due 7/1/2015
  pre-refunded 1/1/2007 (Wind Project)                                      A3/A-             1,000,000           1,050,920
  Energy Northwest Washington Series B, 5.10% due 7/1/2009
  pre-refunded 1/1/2007 (Wind Project)                                      A3/A-               745,000             779,292
  Grant County Public Utility District-2 Wanapum Hydro Electric            Aaa/AAA              145,000             145,012
  Revenue Series C, 6.00% due 1/1/2006 (Insured: AMBAC)
  Port Longview Industrial Development Corp. Solid Waste Disposal
  Revenue, 6.875% due 10/1/2008                                             NR/BBB            1,500,000           1,611,435
  Spokane County School District GO, 0% due 6/1/2019 (Insured: MBIA)       Aaa/AAA            1,240,000           1,128,797
  Tacoma Electric Systems Revenue Series A, 5.50% due 1/1/2012
  (Insured: FSA)                                                           Aaa/AAA              750,000             818,820
  University of Washington Revenue Refunding, 5.25% due 8/15/2009
  (University of Washington Medical Center Project; Insured: MBIA)         Aaa/AAA            1,350,000           1,428,300
  Vancouver Downtown Redevelopment Senior Series A, 5.50% due 1/1/2018
  (Conference Center Project; Insured: ACA)                                  NR/A             3,500,000           3,720,955
  Washington Health Care Facilities, 5.50% due 12/1/2010 (Insured:
  MBIA)                                                                    Aaa/AAA            2,690,000           2,895,220
  Washington Health Care Facilities, 6.00% due 12/1/2014 (Insured:
  MBIA)                                                                    Aaa/AAA            1,735,000           1,910,790
  Washington Health Care Facilities, 6.00% due 12/1/2015 (Insured:
  MBIA)                                                                    Aaa/AAA            1,945,000           2,132,070
  Washington Health Care Facilities Refunding, 6.375% due 10/1/2010
  (Insured: FGIC)                                                          Aaa/AAA            1,500,000           1,676,070
  Washington Health Care Facilities Sea Mar Community Health Center,
  5.60% due 1/1/2018 (LOC: U.S. Bancorp)                                    Aa1/NR            1,025,000           1,095,131
  Washington Nonprofit Housing, 5.60% due 7/1/2011 (Kline Galland
  Center Project; Insured: Radian)                                          NR/AA               500,000             531,440
  Washington Nonprofit Housing, 5.875% due 7/1/2019 (Kline Galland
  Center Project; Insured: Radian)                                          NR/AA             1,000,000           1,069,420
  Washington Public Power Supply Capital Appreciation Refunding Series
  B, 0% due 7/1/2011                                                       Aaa/AA-            1,000,000             805,910
  Washington Public Power Supply Refunding Series A, 5.00% due
  7/1/2011 (Insured: FSA)                                                  Aaa/AAA            3,030,000           3,190,560
  Washington Public Power Supply System, 0% due 7/1/2010 (Project 3)       Aaa/AA-              960,000             809,606
Wisconsin -- 1.29%
  Wisconsin Health & Educational Facilities, 5.75% due 8/15/2020
  (Eagle River Memorial Hospital Inc. Project; Insured: Radian)             NR/AA             1,000,000           1,070,560
  Wisconsin Housing & Economic Development Housing Series A, 5.875%
  due 11/1/2016 (Insured: AMBAC)                                           Aaa/AAA            1,980,000           2,078,287
  Wisconsin State Health & Educational Facilities Hospital Sisters
  Services Inc., 4.50% due 12/1/2023 put 12/1/2007 (Insured: FSA)           Aaa/NR            3,000,000           3,050,730
Total Investments -- 97.57% (Cost $453,089,747)                                                        $        470,751,949

    OTHER ASSETS LESS LIABILITIES -- 2.43%                                                                       11,732,654
    NET ASSETS -- 100.00%                                                                              $        482,484,603

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ACA               Insured by American Capital Access
AMBAC             Insured by American Municipal Bond Assurance Corp.
AMT               Alternate Minimum Tax
COP               Certificates of Participation
ETM               Escrowed to Maturity
FGIC              Insured by Financial Guaranty Insurance Co.
FHA               Insured by Federal Housing Administration
FNMA              Collateralized by Federal National Mortgage Association
FSA               Insured by Financial Security Assurance Co.
GNMA              Insured by Government National Mortgage Co.
GO                General Obligation
MBIA              Insured by Municipal Bond Investors Assurance
PSF               Guaranteed by Permanent School Fund
RADIAN            Insured by Radian Asset Assurance
SFMR              Single Family Mortgage Revenue Bond
XLCA              Insured by XL Capital Assurance

Information respecting the Fund's policies on valuation of portfolio securities and other investment related disclosures are incorporated herein by reference to the Fund's most recent semiannual or annual report to shareholders, previously filed with the Securities and Exchange Commission.








Thornburg New Mexico Intermediate Municipal Fund              December 31, 2005
(Unaudited)

CUSIPS: CLASS A - 885-215-301, CLASS D - 885-215-624
NASDAQ SYMBOLS: CLASS A - THNMX, CLASS D - THNDX
                                                                        Credit Rating+     Principal
Issuer-Description                                                        Moody's/S&P     Amount                    Value

Alamogordo Hospital Revenue, 5.30% due 1/1/2013 (Insured: Radian)           NR/AA      $      3,000,000  $        3,070,860
Albuquerque Airport Revenue, 5.00% due 7/1/2007 (Insured: AMBAC)           Aaa/AAA            1,000,000           1,022,950
Albuquerque Airport Revenue Senior Lien Improvement Series B, 5.00%
due 7/1/2012 (Insured: MBIA)                                               Aaa/AAA            1,670,000           1,769,699
Albuquerque Gross Receipts Series B, 0% due 7/1/2012 pre-refunded
7/1/2011                                                                   Aaa/AAA            1,775,000           1,383,630
Albuquerque Gross Receipts Unrefunded Balance Series B, 0% due
7/1/2012 (Insured: FSA)                                                    Aaa/AAA              225,000             174,247
Albuquerque Industrial Revenue Refunding, 5.15% due 4/1/2016 (MCT
Industries Inc. Project; LOC: Bank of the West)                            Aa3/NR             1,170,000           1,213,816
Albuquerque Industrial Revenue Refunding, 5.25% due 4/1/2017 (MCT
Industries Inc. Project; LOC: Bank of the West)                            Aa3/NR             2,140,000           2,228,831
Albuquerque Joint Water & Sewage Revenue Series A, 0% due 7/1/2008
(Insured: FGIC)                                                            Aaa/AAA            1,600,000           1,464,400
Albuquerque Joint Water & Sewage Systems Revenue, 6.00% due 7/1/2006       Aa3/AA             1,500,000           1,520,475
Albuquerque Joint Water & Sewage Systems Revenue, 4.75% due 7/1/2008       Aa3/AA               100,000             100,113
Albuquerque Municipal School District Number 12 Refunding, 5.10% due
8/1/2014                                                                   Aa2/AA               760,000             790,081
Albuquerque Municipal School District Number 12 Refunding, 5.00% due
8/1/2015                                                                   Aa2/AA             1,175,000           1,243,585
Albuquerque Refuse Removal & Disposal Revenue Refunding Series B,
5.00% due 7/1/2010 (Insured: FSA)                                          Aaa/AAA              415,000             441,614
Albuquerque Refuse Removal & Disposal Revenue Refunding Series B,
5.00% due 7/1/2011 (Insured: FSA)                                          Aaa/AAA            1,000,000           1,071,390
Albuquerque Series B, 5.00% due 7/1/2006                                   Aa3/AA             2,200,000           2,219,492
Artesia Hospital District, 4.50% due 8/1/2008 (Insured: AMBAC)             Aaa/NR               810,000             832,607
Belen Consolidated School District No 2 Ref Series A, 4.00% due            Aaa/NR             1,000,000           1,010,970
8/1/2007 (Insured: MBIA)
Belen Consolidated School District No 2 Ref Series A, 4.00% due
8/1/2008 (Insured: MBIA)                                                   Aaa/NR             1,000,000           1,016,370
Belen Gasoline Tax Revenue Refunding & Improvement, 5.40% due
1/1/2011                                                                    NR/NR               585,000             601,819
Bernalillo County GO, 7.00% due 2/1/2006                                   Aa1/AA+              400,000             401,280
Bernalillo County GO, 7.00% due 2/1/2007                                   Aa1/AA+              410,000             426,101
Bernalillo County Gross Receipts, 5.10% due 10/1/2010                      Aa3/AA               525,000             556,169
Bernalillo County Gross Receipts Series B, 5.00% due 4/1/2021
(Insured: MBIA)                                                            Aaa/AAA            3,000,000           3,303,750
Bernalillo County Gross Receipts Tax Revenue, 5.50% due 10/1/2011          Aa3/AA               495,000             531,308
Bernalillo County Gross Receipts Tax Revenue, 5.25% due 10/1/2012          Aa3/AA             1,000,000           1,094,620
Bernalillo County Gross Receipts Tax Revenue, 5.75% due 10/1/2015          Aa3/AA             2,000,000           2,164,160
Bernalillo County Multi Family Housing Revenue Series 1988, 4.60% due
11/1/2025 put 11/1/2006 (Sunchase Apartments Project; Insured: AXA
Reinsurance Co.)                                                           NR/AA-             2,300,000           2,308,648
Chaves County Gross Receipts Tax Revenue, 5.00% due 7/1/2017
(Insured: FGIC)                                                            Aaa/NR             1,000,000           1,052,620
Chaves County Gross Receipts Tax Revenue, 5.05% due 7/1/2019
(Insured: FGIC)                                                            Aaa/NR             1,030,000           1,086,310
Chaves County Gross Receipts Tax Revenue, 5.00% due 7/1/2021
(Insured: FGIC)                                                            Aaa/NR             1,410,000           1,477,934
Cibola County Gross Receipts Tax Revenue, 5.875% due 11/1/2008
(Insured: AMBAC)                                                           Aaa/AAA              495,000             528,066
Cibola County Gross Receipts Tax Revenue, 6.00% due 11/1/2010
(Insured: AMBAC)                                                           Aaa/AAA              555,000             615,428
Eastern New Mexico University Revenues Refunding & Improvement, 4.95%
due 4/1/2006 (Insured: AMBAC)                                              Aaa/AAA              500,000             500,735
Farmington Hospital Revenue Series A, 5.125% due 6/1/2018 (San Juan
Regional Medical Center Project)                                            A3/NR               570,000             596,425
Farmington Hospital Revenue Series A, 5.125% due 6/1/2019 (San Juan
Regional Medical Center Project)                                            A3/NR               645,000             672,967
Farmington Municipal School District 5 Refunding, 5.00% due 9/1/2011
(Insured: FSA)                                                             Aaa/NR             1,000,000           1,037,940
Farmington Pollution Control Revenue, 3.70% due 9/1/2024 put 1/3/2006      P1/A-1+            1,960,000           1,960,000
(LOC: Barclays Bank) (daily demand notes)
Farmington Pollution Control Revenue Refunding (El Paso Electric),
4.00% due 6/1/2032 put 8/1/2012 (Insured: FGIC)                            Aaa/AAA            1,000,000           1,001,700
Farmington Pollution Control Revenue Refunding (Southern Cal. Edison)
Series A, 3.55% due 4/1/2029 put 4/1/2010 (Insured: FGIC)                  Aaa/AAA            1,000,000             996,440
Farmington Utility Systems Revenue Refunding Series A, 5.00% due
5/15/2012 (Insured: FSA)                                                   Aaa/AAA            6,095,000           6,499,159
Gallup Pollution Control Revenue Refunding Tri-State Generation,
5.00% due 8/15/2013 (Insured: AMBAC)                                       Aaa/AAA            2,060,000           2,210,236
Gallup Pollution Control Revenue Refunding Tri-State Generation,
5.00% due 8/15/2017 (Insured: AMBAC)                                       Aaa/AAA            3,540,000           3,778,915
Grant County Hospital Facility Revenue, 5.50% due 8/1/2009 (Gila
Regional Medical Center Project; Insured: Radian)                           NR/AA             1,310,000           1,386,792
Grant County Hospital Facility Revenue, 5.50% due 8/1/2010 (Gila
Regional Medical Center Project; Insured: Radian)                           NR/AA             1,385,000           1,483,377
Las Cruces Joint Utility Refunding & Improvement Revenue, 6.50% due
7/1/2007 (ETM)                                                              A1/NR               225,000             227,536
Las Cruces School District 2, 5.50% due 8/1/2010                           Aa3/NR             1,000,000           1,068,670
New Mexico Educational Assistance Foundation Revenue (Guaranteed
Student Loans), 6.65% due 3/1/2007                                         Aaa/NR               975,000             979,982
New Mexico Educational Assistance Foundation Series A 3 (Guaranteed
Student Loans), 4.95% due 3/1/2009                                         Aaa/NR             2,000,000           2,068,760
New Mexico Finance Authority Revenue Court Facilities Fee Revenue
Series A, 5.50% due 6/15/2020 pre-refunded 6/15/2011 (Insured: MBIA)       Aaa/AAA            2,000,000           2,182,100
New Mexico Finance Authority Revenue Public Project, 5.00% due
6/15/2019 (Insured: MBIA)                                                  Aaa/NR             1,215,000           1,300,001
New Mexico Finance Authority Revenue Refunding, 5.00% due 6/1/2014
(Public Project Revolving Fund B; Insured: MBIA)                           Aaa/AAA            2,660,000           2,861,575
New Mexico Finance Authority Revenue Refunding, 5.00% due 6/15/2018        Aaa/NR             2,915,000           3,128,611
(Public Project Revolving Fund C; Insured: AMBAC)
New Mexico Finance Authority Revenue Series A, 4.00% due 4/1/2010
(Cigarette Tax UNM Health Project; Insured: MBIA)                          Aaa/AAA            2,300,000           2,349,082
New Mexico Finance Authority Revenue Series B-1, 5.25% due 6/1/2015
(Public Project; Insured: AMBAC)                                           Aaa/AAA            1,000,000           1,095,690
New Mexico Finance Authority Revenue Series C, 5.15% due 6/1/2012
pre-refunded 6/1/2009 (Insured: MBIA)                                      Aaa/AAA              255,000             268,247
New Mexico Finance Authority Revenue Series C, 5.25% due 6/1/2013
pre-refunded 6/1/2009 (Insured: MBIA)                                      Aaa/AAA              130,000             137,238
New Mexico Finance Authority Revenue Series C, 5.35% due 6/1/2014
pre-refunded 6/1/2009 (Insured: MBIA)                                      Aaa/AAA              130,000             137,619
New Mexico Finance Authority Revenue Series C, 5.45% due 6/1/2015
pre-refunded 6/1/2009 (Insured: MBIA)                                      Aaa/AAA              145,000             153,971
New Mexico Finance Authority Revenue State Office Building Tax Series
A, 5.00% due 6/1/2012                                                      Aa1/AAA            1,725,000           1,841,748
New Mexico Finance Authority Revenue State Office Building Tax Series
A, 5.00% due 6/1/2013                                                      Aa1/AAA            1,325,000           1,413,603
New Mexico Finance Authority Revenue State Office Building Tax Series
A, 5.00% due 6/1/2014                                                      Aa1/AAA            1,875,000           1,994,700
New Mexico Finance Authority Revenue Subordinated Lien, 5.00% due
6/15/2020 (Public Project Revolving Fund F; Insured: MBIA)                 Aaa/NR             1,395,000           1,486,958
New Mexico Finance Authority State Transportation Series A, 5.00% due
6/15/2014 (Insured: MBIA)                                                  Aaa/AAA            2,100,000           2,287,467
New Mexico Financial Authority Revenue Refunding Series C, 5.00% due
6/15/2013 (Insured: AMBAC)                                                 Aaa/NR             2,280,000           2,462,970
New Mexico Financial Authority Revenue Refunding Series C, 5.00% due
6/15/2015 (Insured: AMBAC)                                                 Aaa/NR             2,360,000           2,562,299
New Mexico Highway Commission Revenue Senior Subordinated Lien Tax
Series A, 5.50% due 6/15/2013 pre-refunded 6/15/2011                       Aa2/AA+            2,000,000           2,180,040
New Mexico Highway Commission Revenue Senior Subordinated Lien Tax
Series A, 5.50% due 6/15/2014                                              Aa2/AA+            2,000,000           2,180,340
New Mexico Highway Commission Tax Revenue, 5.125% due 6/15/2010            Aa2/AA+            4,355,000           4,522,537
New Mexico Highway Commission Tax Senior Subordinated Lien, 6.00% due      Aa2/AA+            5,000,000           5,424,800
6/15/2011 pre-refunded 6/15/2009
New Mexico Hospital Equipment Loan, 5.20% due 12/1/2010 pre-refunded
12/1/2007 (Catholic Health Initiatives Project)                             NR/AA             1,140,000           1,190,639
New Mexico Hospital Equipment Loan Series A, 5.75% due 8/1/2016
pre-refunded 8/1/2011 (Presbyterian Healthcare Project)                    Aa3/AA-            5,205,000           5,780,413
New Mexico Housing Authority Region III Multi Family Housing Revenue
Series A, 5.30% due 12/1/2022 (Senior El Paseo Apartments Project;
Insured: AMBAC)                                                            Aaa/AAA            1,140,000           1,183,913
New Mexico MFA Forward Mortgage Series C, 6.50% due 7/1/2025
(Collateralized: FNMA/GNMA)                                                 NR/NR               215,000             217,322
New Mexico MFA General, 5.80% due 9/1/2019 pre-refunded 9/1/2009           NR/AAA               775,000             837,698
New Mexico MFA SFMR, 5.70% due 9/1/2014 (Collateralized: FNMA/GNMA)        NR/AAA               115,000             116,187
New Mexico MFA SFMR, 5.75% due 3/1/2017 (Collateralized: FNMA/GNMA)        NR/AAA               305,000             308,245
New Mexico MFA SFMR, 0% due 9/1/2019 (GIC: Bayerisch Landesbank)           NR/AAA               385,000             306,348
New Mexico MFA SFMR Series A3, 6.15% due 9/1/2017 (Collateralized:
FNMA/GNMA)                                                                 NR/AAA               110,000             110,322
New Mexico MFA SFMR Series B2, 5.80% due 1/1/2009 (Collateralized:
FNMA/GNMA)                                                                 NR/AAA                30,000              30,210
New Mexico MFA SFMR Series B2, 5.80% due 7/1/2009 (Collateralized:
FNMA/GNMA)                                                                 NR/AAA                20,000              20,158
New Mexico MFA SFMR Series B3, 5.80% due 9/1/2016 (Collateralized:
FNMA/GNMA)                                                                 NR/AAA               285,000             299,498
New Mexico MFA SFMR Series C2, 6.05% due 9/1/2021 (Collateralized:
FNMA/GNMA)                                                                 NR/AAA               430,000             448,189
New Mexico MFA SFMR Series D2, 5.875% due 9/1/2021 (Collateralized:
FNMA/GNMA)                                                                 NR/AAA               640,000             647,309
New Mexico MFA SFMR Series H, 5.45% due 1/1/2006 (Collateralized:
FNMA/GNMA)                                                                 NR/AAA               170,000             170,007
New Mexico MFA SFMR Series H, 5.45% due 7/1/2006 (Collateralized:
FNMA/GNMA)                                                                 NR/AAA               175,000             176,391
New Mexico MFA Single Family Series E2, 5.875% due 9/1/2020                NR/AAA               385,000             410,148
New Mexico Mortgage Finance Multi Family Refunding Series B, 5.00%
due 7/1/2031 put 7/1/2011 (Sombra Del Oso Apartments Project;
Collateralized: FNMA)                                                      Aaa/NR             1,000,000           1,034,720
New Mexico Mortgage Finance Multi Family Refunding Series C, 5.00%
due 7/1/2031 put 7/1/2011 (Riverwalk Apartments Project;
Collateralized: FNMA)                                                      Aaa/NR             1,910,000           1,976,315
New Mexico Mortgage Finance Multi Family Refunding Series D, 5.00%
due 7/1/2031 put 7/1/2011 (Tierra Pointe I Apartments Project;
Collateralized: FNMA)                                                      Aaa/NR             2,785,000           2,881,695
New Mexico Mortgage Finance Multi Family Series A, 6.05% due 7/1/2028
(Sandpiper Apartments Project; Insured: FHA)                               NR/AAA             2,335,000           2,501,439
New Mexico State Highway Commission Revenue Infrastructure Senior
Subordinated Lien C, 5.00% due 6/15/2012                                   Aa2/AA+            1,000,000           1,072,400
New Mexico State Highway Commission Tax Revenue Senior Subordinated
Lien, 5.75% due 6/15/2009                                                  Aa2/AA+            1,095,000           1,179,457
New Mexico State Highway Commission Tax Series A, 5.00% due 6/15/2010
(ETM)                                                                      Aa2/AA+              255,000             271,244
New Mexico State Highway Commission Tax Series A, 5.00% due 6/15/2010      Aa2/AA+              245,000             260,379
New Mexico State Hospital Equipment Loan Council Hospital Revenue
Series A, 4.80% due 8/1/2010 (Presbyterian Healthcare Project)             Aa3/AA-              500,000             520,270
New Mexico State Hospital Equipment Loan St. Vincent Hospital Series
A, 5.00% due 7/1/2017 (Insured: Radian)                                    Aa3/AA             1,730,000           1,816,759
New Mexico State Hospital Equipment Loan St. Vincent Hospital Series
A, 5.00% due 7/1/2019 (Insured: Radian)                                    Aa3/AA             1,000,000           1,046,190
New Mexico State Hospital Equipment Loan St. Vincent Hospital Series
A, 5.00% due 7/1/2021 (Insured: Radian)                                    Aa3/AA             1,185,000           1,232,258
New Mexico State Hospital Equipment Loan St. Vincent Hospital Series
A, 5.25% due 7/1/2025 (Insured: Radian)                                    Aa3/AA             1,000,000           1,049,580
New Mexico State Severance Tax, 5.00% due 7/1/2007                         Aa2/AA             1,475,000           1,511,904
New Mexico State Severance Tax Refunding Series A, 5.00% due 7/1/2007      Aa2/AA             1,645,000           1,686,158
New Mexico State Severance Tax Refunding Series A, 5.00% due 7/1/2008      Aa2/AA               675,000             692,091
New Mexico State Severance Tax Refunding Series A, 5.00% due 7/1/2009      Aa2/AA             2,500,000           2,631,875
New Mexico State Supplemental Severance Series A, 5.00% due 7/1/2011
pre-refunded 7/1/2007                                                      Aa3/A+             1,000,000           1,025,320
New Mexico State University Revenues Refunding & Improvement, 4.00%
due 4/1/2006 (Insured: FSA)                                                Aaa/AAA            1,260,000           1,262,432
New Mexico State University Revenues Refunding & Improvement, 5.00%
due 4/1/2013 (Insured: FSA)                                                Aaa/AAA            1,000,000           1,081,320
New Mexico Supplemental Severance Series A, 5.00% due 7/1/2008             Aa3/A+             5,000,000           5,117,700
Puerto Rico Public Buildings Authority Revenue Refunding Government
Facilities Series F, 5.25% due 7/1/2019 (Insured: XLCA)                    Aaa/AAA            1,000,000           1,121,650
Rio Rancho Gross Receipts Tax, 5.00% due 6/1/2014 (Insured: FGIC)          Aaa/AAA              955,000           1,035,669
Rio Rancho Gross Receipts Tax, 5.00% due 6/1/2016 (Insured: FGIC)          Aaa/AAA              555,000             599,905
Rio Rancho Gross Receipts Tax, 5.00% due 6/1/2017 (Insured: FGIC)          Aaa/AAA            1,110,000           1,194,748
Rio Rancho Gross Receipts Tax, 5.00% due 6/1/2022 (Insured: FGIC)          Aaa/AAA            1,000,000           1,060,870
Rio Rancho Water & Wastewater System, 6.50% due 5/15/2006 (Insured:
FSA)                                                                       Aaa/AAA            1,000,000           1,011,960
Rio Rancho Water & Wastewater System, 5.25% due 5/15/2007 (Insured:
AMBAC)                                                                     NR/AAA             1,695,000           1,739,578
Ruidoso Municipal School District 3, 6.35% due 8/1/2006 (Insured:
FSA)                                                                       Aaa/AAA              250,000             254,563
San Juan County Gasoline Tax/Motor Vehicle Revenue Refunding &
Improvement, 5.25% due 5/15/2014                                            A1/NR               400,000             431,636
San Juan County Gasoline Tax/Motor Vehicle Revenue Refunding &
Improvement, 5.25% due 5/15/2022                                            A1/NR             1,725,000           1,832,019
San Juan County Gross Receipts, 5.30% due 9/15/2009                         A1/NR               410,000             425,154
San Juan County Gross Receipts Refunding, 5.00% due 6/15/2014
(Insured: MBIA)                                                            Aaa/AAA            1,225,000           1,321,456
San Juan County Gross Receipts Refunding, 5.00% due 6/15/2017
(Insured: MBIA)                                                            Aaa/AAA            1,370,000           1,465,955
San Juan County Gross Receipts Tax Revenue Senior Series B, 5.50% due      Aaa/AAA            1,180,000           1,295,534
9/15/2016 (Insured: AMBAC)
San Juan County Gross Receipts Tax Revenue Subordinated Series A,
5.75% due 9/15/2021 (Insured: AMBAC)                                       Aaa/AAA            1,000,000           1,109,400
Sandoval County Incentive Payment, 4.25% due 12/1/2006                      NR/NR             2,600,000           2,623,608
Sandoval County Incentive Payment Revenue Refunding, 5.00% due
6/1/2020                                                                    NR/A+             4,390,000           4,636,235
Sandoval County Landfill Revenue Refunding & Improvement, 5.50% due
8/15/2015                                                                  Baa2/NR            1,420,000           1,489,949
Sandoval County Landfill Revenue Refunding & Improvement, 5.75% due
8/15/2018                                                                  Baa2/NR            1,335,000           1,417,236
Sandoval County Revenue Refunding Series B, 5.75% due 2/1/2010 (Intel
Project)                                                                    NR/NR               840,000             849,668
Santa Fe County, 5.00% due 7/1/2007 (Insured: MBIA)                        Aaa/NR               640,000             645,606
Santa Fe County, 5.00% due 7/1/2008 (Insured: MBIA)                        Aaa/NR               785,000             791,877
Santa Fe County, 7.25% due 7/1/2029 (Rancho Viejo Improvement
District Project)                                                           NR/NR             1,845,000           1,951,955
Santa Fe County Correctional Systems Revenue, 5.20% due 2/1/2012
(Insured: FSA)                                                             Aaa/AAA              515,000             557,699
Santa Fe County Correctional Systems Revenue, 5.00% due 2/1/2018
(Insured: FSA)                                                             Aaa/AAA            1,000,000           1,085,070
Santa Fe County Correctional Systems Revenue, 6.00% due 2/1/2027
(Insured: FSA)                                                             Aaa/AAA            1,500,000           1,784,340
Santa Fe County Revenue Series 1990, 9.00% due 1/1/2008 (Office &
Training Facilities Project) (ETM)                                          NR/NR               626,000             693,965
Santa Fe County Revenue Series A, 5.50% due 5/15/2015 (El Castillo
Retirement Project)                                                        NR/BBB-            1,250,000           1,268,275
Santa Fe County Revenue Series A, 5.80% due 5/15/2018 (El Castillo
Retirement Project)                                                        NR/BBB-            1,835,000           1,835,661
Santa Fe Educational Facilities Revenue, 5.00% due 3/1/2007 (St.
John's College Project)                                                    NR/BBB-              200,000             202,096
Santa Fe Educational Facilities Revenue, 5.10% due 3/1/2008 (St.
John's College Project)                                                    NR/BBB-              210,000             214,078
Santa Fe Educational Facilities Revenue, 5.40% due 3/1/2017 (St.
John's College Project)                                                    NR/BBB-            1,215,000           1,226,579
Santa Fe SFMR, 6.00% due 11/1/2010 (Collateralized: FNMA/GNMA)             Aaa/NR                70,000              71,923
Santa Fe SFMR, 6.10% due 11/1/2011 (Collateralized: FNMA/GNMA)             Aaa/NR               135,000             137,823
Santa Fe SFMR, 6.20% due 11/1/2016 (Collateralized: FNMA/GNMA)             Aaa/NR               115,000             115,790
Santa Fe Solid Waste Management Agency Facility Revenue, 6.00% due
6/1/2006                                                                    NR/NR               775,000             782,122
Santa Fe Solid Waste Management Agency Facility Revenue, 6.10% due
6/1/2007                                                                    NR/NR               875,000             902,318
Taos County Gross Receipts County Education Improvement, 4.75% due
10/1/2012                                                                  Baa1/NR            1,500,000           1,511,970
Taos Municipal School District 1 Refunding, 5.00% due 9/1/2008
(Insured: FSA)                                                             Aaa/NR               450,000             469,058
University of New Mexico Hospital Mortgage Revenue Bonds, 5.00% due
7/1/2010 (Insured: FSA & FHA)                                              Aaa/AAA            1,000,000           1,058,140
University of New Mexico Hospital Mortgage Revenue Bonds, 5.00% due
1/1/2012 (Insured: FSA & FHA)                                              Aaa/AAA              500,000             532,765
University of New Mexico Hospital Mortgage Revenue Bonds, 5.00% due
7/1/2012 (Insured: FSA & FHA)                                              Aaa/AAA            1,500,000           1,601,070
University of New Mexico Hospital Mortgage Revenue Bonds, 5.00% due
1/1/2017 (Insured: FSA & FHA)                                              Aaa/AAA            2,000,000           2,117,820
University of New Mexico Hospital Mortgage Revenue Bonds, 5.00% due
1/1/2020 (Insured: FSA & FHA)                                              Aaa/AAA            2,310,000           2,429,173
University of New Mexico Hospital Revenue Bonds, 5.00% due 1/1/2016
(Insured: FSA & FHA)                                                       Aaa/AAA            2,920,000           3,102,763
University of New Mexico Revenue Hospital Mortgage, 5.00% due
1/1/2019 (Insured: FSA & FHA)                                              Aaa/AAA            3,000,000           3,163,530
University of New Mexico Revenue Refunding & Improvement Subordinated
Lien Systems Series A, 5.25% due 6/1/2017                                  Aa3/AA             1,730,000           1,860,425
University of New Mexico Revenue Refunding & Improvement Subordinated
Lien Systems Series A, 5.25% due 6/1/2021                                  Aa3/AA             1,000,000           1,071,870
University of New Mexico Revenue Refunding & Systems Improvement
Subordinated Lien, 5.00% due 6/1/2015 (Insured: AMBAC)                     Aaa/AAA            1,590,000           1,723,465
University of New Mexico Revenue Refunding Subordinated Lien, 5.25%        Aa3/AA               645,000             698,612
due 6/1/2016
University of New Mexico Revenue Refunding Subordinated Lien A, 5.25%
due 6/1/2018                                                               Aa3/AA             1,825,000           1,962,587
University of New Mexico Revenue Refunding Subordinated Lien Systems
Series A, 5.25% due 6/1/2015                                               Aa3/AA             1,195,000           1,302,048
University of New Mexico Revenue Refunding Subordinated Lien Systems
Series A, 5.25% due 6/1/2018                                               Aa3/AA             1,200,000           1,302,660
University of New Mexico Revenue Series A, 5.25% due 6/1/2013              Aa3/AA               665,000             721,066
University of New Mexico Revenue Series A, 5.25% due 6/1/2014              Aa3/AA               335,000             363,244
University of New Mexico Revenue Series A, 6.00% due 6/1/2021              Aa3/AA               610,000             716,110
Ventana West Public Improvement District Special Tax, 6.625% due
8/1/2023                                                                    NR/NR             2,000,000           2,128,300
Villa Hermosa Multi Family Housing Revenue, 5.85% due 11/20/2016
(Collateralized: GNMA)                                                     NR/AAA             1,105,000           1,142,736
TOTAL INVESTMENTS --98.27%(Cost $ 217,982,048)                                                         $        223,432,457

    OTHER ASSETS LESS LIABILITIES -- 1.73%                                                                        3,931,533
    NET ASSETS -- 100.00%                                                                              $        227,363,990

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AMBAC             Insured by American Municipal Bond Assurance Corp.
ETM               Escrowed to Maturity
FGIC              Insured by Financial Guaranty Insurance Co.
FHA               Insured by Federal Housing Administration
FNMA              Collateralized by Federal National Mortgage Association
FSA               Insured by Financial Security Assurance Co.
GNMA              Insured by Government National Mortgage Co.
GO                General Obligation
MBIA              Insured by Municipal Bond Investors Assurance
RADIAN            Insured by Radian Asset Assurance
SFMR              Single Family Mortgage Revenue Bond
XLCA              Insured by XL Capital Assurance

Information respecting the Fund's policies on valuation of portfolio securities and other investment related disclosures are incorporated herein by reference to the Fund's most recent semiannual or annual report to shareholders, previously filed with the Securities and Exchange Commission.








Thornburg Florida Intermediate Municipal Fund                  December 31, 2005
(Unaudited)

CUSIPS: CLASS A - 885-215-707
NASDAQ SYMBOLS: CLASS A - THFLX
                                                                        Credit Rating+     Principal
Issuer-Description                                                       Moody's/S&P         Amount                 Value

Broward County Multi Family Housing, 5.40% due 10/1/2011 (Pembroke
Park Apts Project; Guaranty: Florida Housing Finance Corp.)                 NR/NR      $        680,000  $          698,061
Broward County Resource Recovery Revenue Refunding, 5.375% due
12/1/2009 (Wheelabrator South Project)                                      A3/AA             1,240,000           1,310,804
Capital Projects Finance Authority Student Housing, 5.50% due
10/1/2012 (Capital Projects Student Housing; Insured: MBIA)                Aaa/AAA              820,000             888,568
Capital Trust Agency Multi Family Housing Revenue Series A, 5.15% due
11/1/2030 put 11/1/2010 (Shadow Run Project; Collateralized: FNMA)         Aaa/NR             1,000,000           1,043,930
Collier County Housing Finance Authority Multi Family Revenue A-1,
4.90% due 2/15/2032 put 2/15/2012 (Goodlette Arms Project;
Collateralized: FNMA)                                                      Aaa/NR               800,000             834,936
Cooper City Utility Systems Capital Appreciation Refunding Series A,
0% due 10/1/2013 (Insured: AMBAC)                                          Aaa/AAA            3,000,000           1,797,930
Crossings at Fleming Island Community Development Refunding Series A,
5.60% due 5/1/2012 (Insured: MBIA)                                         Aaa/AAA              350,000             382,235
Crossings at Fleming Island Community Development Refunding Series B,
5.45% due 5/1/2010 (Insured: MBIA)                                         Aaa/AAA              714,000             748,893
Dade County Seaport Revenue Refunding Series E, 8.00% due 10/1/2008
(Insured: MBIA)                                                            Aaa/AAA              655,000             732,938
Deltona Utility Systems Revenue, 5.25% due 10/1/2015 (Insured: MBIA)       Aaa/AAA            1,185,000           1,294,802
Duval County HFA Multi Family Housing Revenue Series 1996, 5.35% due
9/1/2006 (St. Augustine Apartments Project)                                NR/AA-               260,000             261,768
Duval County Multi Family Housing Revenue Refunding, 5.90% due
9/1/2016 (St. Augustine Apartments Project)                                NR/AA-               700,000             715,078
Escambia County Health Facilities Revenue Baptist Hospital Baptist
Manor, 5.125% due 10/1/2014                                                A3/BBB+            1,000,000           1,030,900
Escambia County Health Facility Revenue, 5.95% due 7/1/2020 (Florida
Health Care Facility Loan Project; Insured: AMBAC)                         Aaa/NR               560,000             594,356
First Florida Govt. Financing Commission Revenue Refunding Series B,       Aaa/NR               300,000             338,145
5.50% due 7/1/2016 (Insured: AMBAC)
Flagler County School Board Certificates of Participation Series A,
5.00% due 8/1/2020 (Insured: FSA)                                          Aaa/AAA            1,560,000           1,656,330
Florida Board of Education Capital Outlay, 9.125% due 6/1/2014             Aa1/AAA              905,000           1,156,907
Florida Finance Corp. Revenue Homeowner Mortgage Series 1, 4.80% due
1/1/2016                                                                   Aa2/AA               405,000             413,938
Florida Housing Finance Agency, 4.00% due 12/1/2007 (Multi Family
Guaranteed Mortgage; LOC: Wachovia Bank)                                    NR/NR             1,000,000             994,590
Florida Housing Finance Corp. Revenue Housing D 1, 5.10% due 10/1/2011
(Augustine Club Apartments Project; Insured: MBIA)                         Aaa/NR               200,000             205,326
Florida Housing Finance Corp. Revenue Housing D 1, 5.40% due 4/1/2014
(Augustine Club Apartments Project; Insured: MBIA)                         Aaa/NR               415,000             428,533
Florida State Board of Education Series C, 6.00% due 5/1/2007 (ETM)         NR/NR               300,000             300,570
Florida State Board of Education Series D, 6.20% due 5/1/2007
(Insured: MBIA) (ETM)                                                      Aaa/AAA              220,000             220,453
Florida State Department of Children & Families COP South Florida
Evaluation Treatment, 5.00% due 10/1/2018 (ETM)                            NR/AA+             2,090,000           2,222,548
Florida State Department of Environmental Protection Revenue Series A,
5.00% due 7/1/2017 (Florida Forever Project; Insured: FGIC)                Aaa/AAA            1,000,000           1,072,970
Grand Haven Community Development District Florida Special Assessment
Series A, 6.90% due 5/1/2019                                                NR/NR               275,000             278,509
Gulf Breeze Revenue, 4.50% due 12/1/2015 put 12/1/2007 (Insured: FGIC)     Aaa/AAA              250,000             254,745
Gulf Breeze Revenue, 4.70% due 12/1/2015 put 12/1/2010 (Insured: FGIC)     Aaa/AAA              375,000             388,646
Highlands County Health Facilities Refunding Series B, 5.00% due
11/15/2019 put 11/15/15 (Adventust Health Hospital Project)                 A2/A+             1,000,000           1,041,890
Hillsborough County Aviation Authority Revenue Tampa International         Aaa/AAA            1,000,000           1,054,500
Airport Series A, 5.25% due 10/1/2009 (Insured: MBIA)
Hillsborough County Industrial Development Authority, 5.10% due
10/1/2013 (Tampa Electric Co. Project)                                    Baa2/BBB-           1,000,000           1,041,150
Jacksonville Health Facilities Authority Hospital Revenue, 5.75% due
8/15/2014 pre-refunded 8/15/2011                                           Aa2/NR             1,000,000           1,086,350
Lee County COP, 4.90% due 10/1/2006 (Master Lease Project; Insured:
AMBAC)                                                                     Aaa/AAA              500,000             500,635
Miami Dade County Special Housing Revenue Refunding, 5.80% due
10/1/2012 (HUD Section 8)                                                  Baa3/NR              925,000             932,095
Miami Refunding, 5.375% due 9/1/2015 (Insured: MBIA)                       Aaa/AAA            1,000,000           1,094,000
North Miami Health Facilities Authority Revenue, 6.00% due 8/15/2024
(Catholic Health Services Obligation Group Project; LOC: Suntrust
Bank)                                                                      Aa3/NR               300,000             309,465
Okeechobee County Florida Solid Waste Revenue, 4.20% due 7/1/2039 put
7/1/2009 (Waste Management Landfill A Project)                             NR/A-2             1,000,000           1,003,880
Orange County Health Facilities Authority Revenue Refunding, 6.25% due
11/15/2008 (Adventist Health Systems Project; Insured: AMBAC)              Aaa/AAA            1,000,000           1,022,260
Orange County Health Facilities Authority Revenue Refunding, 5.125%
due 6/1/2014 (Mayflower Retirement Project; Insured: Radian)                NR/AA             1,000,000           1,038,630
Orange County Health Facilities Authority Revenue Refunding, 6.375%
due 11/15/2020 pre-refunded 11/15/10 (Adventist Health Systems
Project)                                                                    A2/A+             1,000,000           1,132,370
Orange County Health Facilities Authority Revenue Unrefunded Balance
Series A, 6.25% due 10/1/2013 (Orlando Regional Hospital Project;
Insured: MBIA)                                                             Aaa/AAA              440,000             509,054
Orange County Health Facilities Authority Revenue Unrefunded Balance
Series A, 6.25% due 10/1/2016 (Insured: MBIA)                              Aaa/AAA              300,000             353,541
Orange County Housing Finance Authority Multi Family, 5.50% due
7/1/2010 (Insured: MBIA)                                                   Aaa/NR               425,000             440,921
Orange County School Board COP Series A, 5.50% due 8/1/2017 (Insured:
MBIA)                                                                      Aaa/AAA              735,000             802,253
Orlando & Orange County Expressway Revenue, 8.25% due 7/1/2014             Aaa/AAA              500,000             661,320
(Insured: FGIC)
Palm Beach County Industrial Development Revenue Series 1996, 6.10% due
12/1/2007 pre-refunded 12/1/2006 (Lourdes-Noreen McKeen-Geriatric
Care Project; LOC: Allied Irish Bank)                                       NR/A                515,000             537,876
Palm Beach County Industrial Development Revenue Series 1996, 6.20%
due 12/1/2008 pre-refunded 12/1/2006 (Lourdes-Noreen McKeen-Geriatric
Care Project; LOC: Allied Irish Bank)                                       NR/A                270,000             282,226
Palm Beach County School Board COP Series D, 5.00% due 8/1/2012
(Insured: FSA)                                                             Aaa/AAA              400,000             429,532
Pasco County Housing Finance Authority MFHR, 5.50% due 6/1/2027 put
6/1/2008 (Cypress Trail Apartments Project; Guaranty: Axa Reinsurance)     NR/AA-             1,020,000           1,026,375
Pensacola Airport Revenue Series B, 5.40% due 10/1/2007 (Insured:
MBIA)                                                                      Aaa/AAA              275,000             281,399
Port Everglades Authority Port Improvement Revenue Refunding Series A,
5.00% due 9/1/2016 (Insured: FSA)                                          Aaa/AAA            2,000,000           2,004,720
St. John's County Florida Industrial Development Authority Series A,
5.50% due 8/1/2014 (Presbyterian Retirement Project)                        NR/NR             1,000,000           1,066,200
Tampa Revenue, 5.50% due 11/15/2013 (Insured: MBIA)                        Aaa/AAA            1,050,000           1,165,405
Tohopekaliga Water Authority Utility Series A, 5.25% due 10/1/2016
(Insured: FSA)                                                              NA/NA             1,345,000           1,466,332
University Central Florida Certificates of Participation Convocation
Corp. Series A, 5.00% due 10/1/2019 (Insured: FGIC)                        Aaa/AAA            1,135,000           1,211,658
USF Financing Corp. COP Master Lease Program Series A, 5.00% due
7/1/2018 (Insured: AMBAC)                                                  Aaa/AAA            1,000,000           1,068,620
TOTAL INVESTMENTS --97.19%(Cost $ 45,764,885)                                                          $         46,832,067

    OTHER ASSETS LESS LIABILITIES -- 2.81%                                                                        1,352,876
    NET ASSETS -- 100.00%                                                                              $         48,184,943

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

AMBAC             Insured by American Municipal Bond Assurance Corp.
COP               Certificates of Participation
ETM               Escrowed to Maturity
FGIC              Insured by Financial Guaranty Insurance Co.
FNMA              Collateralized by Federal National Mortgage Association
FSA               Insured by Financial Security Assurance Co.
MBIA              Insured by Municipal Bond Investors Assurance
RADIAN            Insured by Radian Asset Assurance

Information respecting the Fund's policies on valuation of portfolio securities and other investment related disclosures are incorporated herein by reference to the Fund's most recent semiannual or annual report to shareholders, previously filed with the Securities and Exchange Commission.








Thornburg New York Intermediate Municipal Fund                 December 31, 2005
(Unaudited)

CUSIPS: CLASS A - 885-215-665
NASDAQ SYMBOLS: CLASS A - THNYX
                                                                        Credit Rating+     Principal
Issuer-Description                                                       Moody's/S&P         Amount                  Value

Amherst Industrial Development Agency Civic Facility Revenue, 5.75%
due 4/1/2015 (Insured: ACA)                                                 NR/A       $        465,000  $          500,535
Bethlehem Central School District GO, 7.10% due 11/1/2006 (Insured:
AMBAC)                                                                     Aaa/AAA              700,000             721,623
Brookhaven Industrial Development Agency Revenue, 4.375% due 11/1/2031
put 11/1/2006 (Methodist Retirement Community Project; LOC: Northfork
Bank)                                                                       A1/A-             1,060,000           1,066,657
Canastota Central School District GO, 7.10% due 6/15/2007 (ETM)             A2/NR               215,000             226,692
Canastota Central School District GO, 7.10% due 6/15/2008 (ETM)             A2/NR               205,000             223,407
Hempstead Industrial Development Agency Resource Recovery Revenue,
5.00% due 12/1/2010 put 6/1/2010 (American Ref-Fuel Project)               Ba1/BB+            1,000,000           1,041,550
Monroe County Industrial Development Agency Revenue, 6.45% due
2/1/2014 (Civic Facility - DePaul Community Facility Project; Insured:
Sonyma)                                                                    Aa1/NR               880,000             882,191
Nassau Health Care Corp., 6.00% due 8/1/2011 pre-refunded 8/1/2009         Aaa/AAA              530,000             586,535
New York City Industrial Development Agency Civic Facility Revenue
Refunding, 6.00% due 8/1/2006 (YMCA Greater New York Project)              Baa1/NR              580,000             588,578
New York City Municipal Water Finance Authority Series B, 5.75% due
6/15/2013 (ETM)                                                            Aaa/AAA            1,000,000           1,046,130
New York City Municipal Water Finance Authority Water & Sewer Systems
Revenue Series C, 3.72% due 6/15/2022 put 1/3/2006 (daily demand
notes)                                                                   VMIG1/A-1+             500,000             500,000
New York City Transitional Authority Facilities Refunding Series A 1,
5.00% due 11/1/2020                                                        Aa1/AAA            1,000,000           1,069,690
New York City Transitional Refunding Future Tax Secured C, 5.25% due
8/1/2016 (Insured: AMBAC)                                                  Aaa/AAA            1,365,000           1,480,070
New York City Trust Cultural Resources Revenue, 5.75% due 7/1/2014
(Museum of American Folk Art Project; Insured: ACA)                         NR/A                920,000             985,973
New York Convention Center Development Corp. Hotel Unit Fee Secured,       Aaa/AAA            1,000,000           1,080,030
5.00% due 11/15/2017 (Insured: AMBAC)
New York Dormitory Authority Lease Revenue Series A, 5.25% due
8/15/2013 (Insured: FSA)                                                   Aaa/AAA            1,000,000           1,071,570
New York Dormitory Authority Revenue, 5.25% due 7/1/2010 (Insured:
Radian)                                                                     NR/AA               350,000             373,209
New York Dormitory Authority Revenue, 5.25% due 7/1/2011 (Insured:
Radian)                                                                     NR/AA               370,000             397,746
New York Dormitory Authority Revenue AIDS Long Term Health Care
Facility, 5.00% due 11/1/2012                                              Aa1/NR             2,000,000           2,109,800
New York Dormitory Authority Revenue Mental Health Services A, 5.50%
due 2/15/2019 pre-refunded 8/15/2011 (Insured: MBIA)                       Aaa/AAA            1,085,000           1,195,171
New York Dormitory Authority Revenue Mental Health Services Facilities
Improvement A, 5.00% due 2/15/2015 (Insured: AMBAC)                        Aaa/AAA            1,900,000           2,062,127
New York Dormitory Authority Revenue Refunding, 6.10% due 7/1/2019
(Ryan Clinton Community Health Center Project; Insured: Sonyma)            Aa1/NR             1,000,000           1,096,380
New York Dormitory Authority Revenue Unrefunded Mental Health Services
A, 5.50% due 2/15/2019 (Insured: MBIA)                                     Aaa/AAA               30,000              32,591
New York Dormitory Authority School District Bond Financing Program
Series A, 5.50% due 7/1/2009 (State Aid Withholding)                        NR/A+               575,000             612,404
New York Environmental Facilities Corp. PCR Water Series E, 6.875% due
6/15/2014 (State Revolving Fund)                                           Aaa/AAA              400,000             404,176
New York Housing Finance Service Series A, 6.375% due 9/15/2015
pre-refunded 9/15/2007                                                     A2/AAA               665,000             697,977
New York Medical Care Facilities Finance Agency Revenue, 6.125% due
2/15/2014 (Insured: FHA)                                                   Aa2/AA                 5,000               5,018
New York Refunded Series G, 6.75% due 2/1/2009 (ETM)                       Aaa/AAA               50,000              55,005
New York Refunding Series A, 5.50% due 8/1/2014 (Insured: FSA)             Aaa/AAA            1,000,000           1,106,310
New York Refunding Series H, 5.00% due 8/1/2018                             A1/A+             1,000,000           1,051,980
New York Series F, 5.50% due 8/1/2006 (ETM)                                Aaa/AAA                5,000               5,065
New York State Dormitory Authority Revenue Personal Income Tax, 5.50%       A1/AA             1,000,000           1,100,370
due 3/15/2012
New York State Dormitory Authority Revenue Refunding, 5.00% due
2/15/2010 (Wyckoff Heights Project; Insured: AMBAC)                        Aaa/AAA            1,000,000           1,044,150
New York State Dormitory Authority State Personal Income Tax Revenue
Education Series F, 5.00% due 3/15/2019 (Insured: FSA)                     Aaa/AAA            1,000,000           1,070,770
New York State Mortgage Agency Revenue Series 70, 5.375% due 10/1/2017     Aa1/NR               300,000             308,151
New York State Thruway Authority General Revenue Series F, 5.00% due
1/1/2018 (Insured: AMBAC)                                                  Aaa/AAA            2,000,000           2,145,260
New York State Thruway Authority Service Contract Revenue Refunding,
5.50% due 4/1/2013 (Local Highway & Bridge Project; Insured: XLCA)         Aaa/AAA            1,000,000           1,093,470
New York Unrefunded Series G, 6.75% due 2/1/2009 (Insured: MBIA-IBC)       Aaa/AAA              950,000           1,042,369
New York Urban Development Corp. Correctional Facilities Revenue, 0%
due 1/1/2008                                                               A1/AA-             2,000,000           1,862,800
Newark Wayne Community Hospital Revenue Series B, 5.875% due 1/15/2033
(Insured: AMBAC)                                                           Aaa/AAA            1,480,000           1,483,108
Oneida County Industrial Development Agency Revenue, 6.00% due
1/1/2010 (Insured: Radian)                                                  NR/AA               375,000             406,526
Oneida County Industrial Development Agency Revenue, 6.10% due
6/1/2020 (Civic Facility Presbyterian Home Project; LOC: HSBC Bank
USA)                                                                       Aa2/NR               450,000             485,807
Port Chester Industrial Development Agency Refunding, 4.75% due
7/1/2031 put 7/1/2011 (American Foundation Project; Collateralized:
FNMA)                                                                      NR/AAA               750,000             784,133
Puerto Rico Electric Power Authority Power Revenue Refunding Series J,
5.375% due 7/1/2017 (Insured: XLCA)                                        Aaa/AAA            1,045,000           1,176,440
Utica Industrial Development Agency Civic Facility Revenue, 5.25% due
7/15/2016 (Munson Williams Proctor Institute Project)                       A1/NR               210,000             226,603
Valley Central School District Montgomery, 7.15% due 6/15/2007
(Insured: AMBAC)                                                           Aaa/AAA              625,000             658,481
TOTAL INVESTMENTS --98.67%(Cost $ 38,148,917)                                                          $         39,164,627

    OTHER ASSETS LESS LIABILITIES -- 1.33%                                                                          527,415
    NET ASSETS -- 100.00%                                                                              $         39,692,042

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ACA               Insured by American Capital Access
AMBAC             Insured by American Municipal Bond Assurance Corp.
ETM               Escrowed to Maturity
FHA               Insured by Federal Housing Administration
FNMA              Collateralized by Federal National Mortgage Association
FSA               Insured by Financial Security Assurance Co.
GO                General Obligation
MBIA              Insured by Municipal Bond Investors Assurance
MBIA-IBC          Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
RADIAN            Insured by Radian Asset Assurance
SONYMA            State of New York Mortgage Authority
XLCA              Insured by XL Capital Assurance


Information respecting the Fund's policies on valuation of portfolio securities and other investment related disclosures are incorporated herein by reference to the Fund's most recent semiannual or annual report to shareholders, previously filed with the Securities and Exchange Commission.








Thornburg Limited Term U.S. Government Fund                   December 31, 2005
(Unaudited)


CUSIPS: Class A - 885-215-103, CLASS B - 885-215-848, CLASS C - 885-215-830, CLASS I - 885-215-699, CLASS RI - 885-215-491
NASDAQ SYMBOLS: CLASS A - LTUSX, CLASS B - LTUBX, CLASS C - LTUCX, CLASS I - LTUIX, CLASS RI - LTURX
                                                                                           Principal                 Value
Security Name                                                                               Amount

    U.S. Treasury Securities -- 46.54%
        United States Department of Housing & Urban Development, 3.51%
        due 8/1/2008                                                           $            850,000  $              824,991
        United States Treasury Notes, 5.625% due 2/15/2006                                3,000,000               3,005,391
        United States Treasury Notes, 4.625% due 5/15/2006                                5,500,000               5,505,586
        United States Treasury Notes, 7.00% due 7/15/2006                                 2,000,000               2,026,562
        United States Treasury Notes, 2.375% due 8/15/2006                                2,890,000               2,854,778
        United States Treasury Notes, 4.375% due 5/15/2007                                9,000,000               8,993,672
        United States Treasury Notes, 6.125% due 8/15/2007                                4,000,000               4,106,562
        United States Treasury Notes, 2.625% due 5/15/2008                               10,000,000               9,606,250
        United States Treasury Notes, 5.50% due 5/15/2009                                10,000,000              10,346,094
        United States Treasury Notes, 6.50% due 2/15/2010                                15,000,000              16,185,938
        United States Treasury Notes, 5.75% due 8/15/2010                                 6,000,000               6,350,625
        United States Treasury Notes, 3.625% due 5/15/2013                               15,000,000              14,310,938

    TOTAL U.S. TREASURY SECURITIES (Cost $87,179,920)                                                            84,117,387

    U.S. Government Agencies -- 49.93%
        Federal Agricultural Mtg Corp., 5.86% due 3/3/2006                                  900,000                 902,282
        Federal Agricultural Mtg Corp., 8.07% due 7/17/2006                               1,000,000               1,018,262
        Federal Agricultural Mtg Corp., 6.71% due 7/28/2014                                 200,000                 223,897
        Federal Farm Credit Bank, 1.875% due 1/16/2007                                    4,650,000               4,522,136
        Federal Farm Credit Bank, 5.875% due 7/28/2008                                    1,900,000               1,948,582
        Federal Farm Credit Bank, 5.87% due 9/2/2008                                      1,300,000               1,333,871
        Federal Farm Credit Bank, 5.35% due 12/11/2008                                      200,000                 202,972
        Federal Farm Credit Bank, 5.80% due 3/19/2009                                       300,000                 308,747
        Federal Farm Credit Bank, 6.75% due 7/7/2009                                        350,000                 371,681
        Federal Farm Credit Bank, 6.06% due 5/28/2013                                       240,000                 255,254
        Federal Home Loan Bank, 5.37% due 1/20/2006                                         100,000                 100,040
        Federal Home Loan Bank, 2.25% due 5/15/2006                                       3,000,000               2,974,322
        Federal Home Loan Bank, 3.05% due 10/12/2006                                      3,975,000               3,924,832
        Federal Home Loan Bank, 7.76% due 11/21/2006                                        200,000                 205,192
        Federal Home Loan Bank, 7.00% due 2/15/2008                                         150,000                 156,489
        Federal Home Loan Bank, 5.48% due 1/8/2009                                        1,250,000               1,273,076
        Federal Home Loan Bank, 5.985% due 4/9/2009                                       1,000,000               1,034,906
        Federal Home Loan Bank, 5.79% due 4/27/2009                                         200,000                 205,900
        Federal Home Loan Bank, 3.00% due 4/29/2009                                       1,750,000               1,735,343
        Federal Home Loan Bank, 3.40% due 11/12/2010                                      2,750,000               2,670,682
        Federal Home Loan Bank, Floating Rate Note, 4.11% due
        2/22/2007                                                                         5,000,000               4,998,300
        Federal Home Loan Mtg Corp., 6.80% due 3/19/2007                                    300,000                 307,172
        Federal Home Loan Mtg Corp. CMO Series 1616 Class E, 6.50% due
        11/15/2008                                                                        1,773,246               1,795,360
        Federal Home Loan Mtg Corp. CMO Series 2592 Class PD, 5.00%
        due 7/15/2014                                                                     1,000,000                 999,159
        Federal Home Loan Mtg Corp. CMO Series 2814 Class GB, 5.00%
        due 6/15/2019                                                                     1,513,961               1,487,561
        Federal Home Loan Mtg Corp. CMO Series 2821 Class YI, 5.50%
        due 9/15/2014                                                                     2,699,461               2,711,477
        Federal Home Loan Mtg Corp., Floating Rate Note, 4.70% due
        1/23/2009                                                                         2,000,000               1,999,654
        Federal Home Loan Mtg Corp., Pool # 141016, 9.25% due                                69,199                  76,208
        11/1/2016
        Federal Home Loan Mtg Corp., Pool # 141412, 8.50% due 4/1/2017                      102,761                 109,806
        Federal Home Loan Mtg Corp., Pool # 160043, 8.75% due 4/1/2008                        9,926                  10,097
        Federal Home Loan Mtg Corp., Pool # 181730, 8.50% due 5/1/2008                        8,014                   8,167
        Federal Home Loan Mtg Corp., Pool # 252986, 10.75% due
        4/1/2010                                                                             35,542                  38,256
        Federal Home Loan Mtg Corp., Pool # 256764, 8.75% due
        10/1/2014                                                                             6,109                   6,188
        Federal Home Loan Mtg Corp., Pool # 273822, 8.50% due 4/1/2009                       23,640                  23,782
        Federal Home Loan Mtg Corp., Pool # 291880, 8.25% due 5/1/2017                          489                     488
        Federal Home Loan Mtg Corp., Pool # 294817, 9.75% due 1/1/2017                       27,108                  30,225
        Federal Home Loan Mtg Corp., Pool # 298107, 10.25% due
        8/1/2017                                                                             27,343                  31,221
        Federal Home Loan Mtg Corp., Pool # C90041, 6.50% due
        11/1/2013                                                                            50,628                  51,767
        Federal Home Loan Mtg Corp., Pool # D06908, 9.50% due 9/1/2017                        7,193                   7,514
        Federal Home Loan Mtg Corp., Pool # D37120, 7.00% due 7/1/2023                       49,643                  52,090
        Federal Home Loan Mtg Corp., Pool # E00170, 8.00% due 7/1/2007                       30,064                  30,578
        Federal Home Loan Mtg Corp., Pool # E49074, 6.50% due 7/1/2008                       23,446                  24,061
        Federal Home Loan Mtg Corp., Pool # E61778, 6.50% due 4/1/2008                       30,506                  31,307
        Federal Home Loan Mtg Corp., Pool # E65962, 7.00% due 5/1/2008                          438                     437
        Federal National Mtg Assoc, 2.15% due 7/21/2006                                     750,000                 739,776
        Federal National Mtg Assoc, 3.125% due 12/8/2008                                  3,665,000               3,627,882
        Federal National Mtg Assoc, 3.25% due 6/16/2009                                   4,000,000               3,971,517
        Federal National Mtg Assoc, 4.25% due 6/29/2012                                   3,250,000               3,196,527
        Federal National Mtg Assoc CMO Series 1992-22 Class HC, 7.00%
        due 3/25/2007                                                                        74,360                  75,008
        Federal National Mtg Assoc CMO Series 1993-101 Class PJ, 7.00%
        due 6/25/2008                                                                       434,883                 438,824
        Federal National Mtg Assoc CMO Series 1993-122 Class D, 6.50%
        due 6/25/2023                                                                       136,348                 137,769
        Federal National Mtg Assoc CMO Series 1993-32 Class H, 6.00%
        due 3/25/2023                                                                       162,774                 164,833
        Federal National Mtg Assoc CMO Series G1993-35 Class JD, 6.50%
        due 11/25/2006                                                                      352,253                 351,334
        Federal National Mtg Assoc CPI Floating Rate Note, 5.827% due
        2/17/2009                                                                         3,000,000               2,920,650
        Federal National Mtg Assoc, Pool # 008307, 8.00% due 5/1/2008                        52,009                  52,961
        Federal National Mtg Assoc, Pool # 033356, 9.25% due 8/1/2016                        19,460                  19,957
        Federal National Mtg Assoc, Pool # 040526, 9.25% due 1/1/2017                         3,389                   3,445
        Federal National Mtg Assoc, Pool # 044003, 8.00% due 6/1/2017                        56,315                  59,788
        Federal National Mtg Assoc, Pool # 050811, 7.50% due 12/1/2012                       48,446                  50,155
        Federal National Mtg Assoc, Pool # 050832, 7.50% due 6/1/2013                        72,631                  75,113
        Federal National Mtg Assoc, Pool # 076388, 9.25% due 9/1/2018                        76,922                  84,215
        Federal National Mtg Assoc, Pool # 077725, 9.75% due 10/1/2018                       34,417                  36,040
        Federal National Mtg Assoc, Pool # 100286, 7.50% due 8/1/2009                       134,601                 137,143
        Federal National Mtg Assoc, Pool # 112067, 9.50% due 10/1/2016                       54,666                  60,428
        Federal National Mtg Assoc, Pool # 156156, 8.50% due 4/1/2021                        51,572                  53,700
        Federal National Mtg Assoc, Pool # 190555, 7.00% due 1/1/2014                        42,519                  43,734
        Federal National Mtg Assoc, Pool # 190703, 7.00% due 3/1/2009                        30,485                  30,996
        Federal National Mtg Assoc, Pool # 190836, 7.00% due 6/1/2009                        77,170                  78,565
        Federal National Mtg Assoc, Pool # 250387, 7.00% due 11/1/2010                       64,657                  66,278
        Federal National Mtg Assoc, Pool # 250481, 6.50% due 11/1/2015                        6,431                   6,557
        Federal National Mtg Assoc, Pool # 251258, 7.00% due 9/1/2007                        25,483                  25,689
        Federal National Mtg Assoc, Pool # 251759, 6.00% due 5/1/2013                       100,631                 102,884
        Federal National Mtg Assoc, Pool # 252648, 6.50% due 5/1/2022                       267,945                 276,538
        Federal National Mtg Assoc, Pool # 252787, 7.00% due 8/1/2006                        10,610                  10,655
        Federal National Mtg Assoc, Pool # 303383, 7.00% due 12/1/2009                       52,894                  53,689
        Federal National Mtg Assoc, Pool # 312663, 7.50% due 6/1/2010                        77,170                  79,522
        Federal National Mtg Assoc, Pool # 323706, 7.00% due 2/1/2009                        92,946                  94,344
        Federal National Mtg Assoc, Pool # 323735, 5.50% due 5/1/2006                       894,612                 892,436
        Federal National Mtg Assoc, Pool # 334996, 7.00% due 2/1/2011                        68,078                  69,819
        Federal National Mtg Assoc, Pool # 342947, 7.25% due 4/1/2024                       553,124                 583,038
        Federal National Mtg Assoc, Pool # 345775, 8.50% due 12/1/2024                       42,312                  43,905
        Federal National Mtg Assoc, Pool # 373942, 6.50% due 12/1/2008                       43,246                  44,462
        Federal National Mtg Assoc, Pool # 382926, 7.37% due 12/1/2010                      335,805                 353,865
        Federal National Mtg Assoc, Pool # 384243, 6.10% due 10/1/2011                      615,244                 631,960
        Federal National Mtg Assoc, Pool # 384746, 5.86% due 2/1/2009                     1,052,538               1,078,067
        Federal National Mtg Assoc, Pool # 385714, 4.70% due 1/1/2010                     3,164,326               3,134,060
        Federal National Mtg Assoc, Pool # 406384, 8.25% due 12/1/2024                      217,870                 231,606
        Federal National Mtg Assoc, Pool # 443909, 6.50% due 9/1/2018                       205,298                 210,299
        Federal National Mtg Assoc, Pool # 460568, 5.20% due 12/1/2006                    3,500,000               3,497,171
        Federal National Mtg Assoc, Pool # 516363, 5.00% due 3/1/2014                       261,562                 259,314
        Federal National Mtg Assoc, Pool # 555207, 7.00% due 11/1/2017                      108,463                 111,611
        Government National Mtg Assoc CMO Series 2001-65 Class PG,
        6.00% due 7/20/2028                                                               1,033,229               1,035,253
        Government National Mtg Assoc CMO Series 2002-67 Class VA,
        6.00% due 3/20/2013                                                                 414,946                 417,767
        Government National Mtg Assoc, Pool # 000623, 8.00% due
        9/20/2016                                                                            69,288                  73,328
        Government National Mtg Assoc, Pool # 016944, 7.50% due
        5/15/2007                                                                            38,010                  38,382
        Government National Mtg Assoc, Pool # 306636, 8.25% due
        12/15/2006                                                                           13,069                  13,199
        Government National Mtg Assoc, Pool # 369693, 7.00% due
        1/15/2009                                                                           100,162                 101,611
        Government National Mtg Assoc, Pool # 409921, 7.50% due
        8/15/2010                                                                            60,876                  64,069
        Government National Mtg Assoc, Pool # 410240, 7.00% due
        12/15/2010                                                                           47,021                  48,621
        Government National Mtg Assoc, Pool # 410271, 7.50% due
        8/15/2010                                                                            40,500                  42,625
        Government National Mtg Assoc, Pool # 410846, 7.00% due
        12/15/2010                                                                           73,195                  75,685
        Government National Mtg Assoc, Pool # 430150, 7.25% due
        12/15/2026                                                                           71,880                  76,063
        Government National Mtg Assoc, Pool # 447040, 7.75% due
        5/15/2027                                                                            52,181                  55,834
        Government National Mtg Assoc, Pool # 453928, 7.00% due                              93,987                  99,190
        7/15/2017
        Government National Mtg Assoc, Pool # 780063, 7.00% due
        9/15/2008                                                                            21,916                  22,185
        Government National Mtg Assoc, Pool # 780448, 6.50% due
        8/15/2011                                                                           138,896                 143,757
        Overseas Private Investment Corp., 4.10% due 11/15/2014                           2,251,200               2,174,614
        Private Export Funding Corp., 5.685% due 5/15/2012                                5,000,000               5,233,335
        Private Export Funding Corp., 4.974% due 8/15/2013                                2,700,000               2,720,966
        Tennessee Valley Authority, 4.75% due 8/1/2013                                    3,000,000               2,997,801
        Tennessee Valley Authority Principal Inflation Indexed, 3.375%
        due 1/15/2007                                                                     6,286,050               6,328,795

    TOTAL U.S. GOVERNMENT AGENCIES (Cost $91,414,424)                                                            90,230,550

    Short Term Investments -- 2.77%
        Federal Home Loan Bank Discount Notes, 3.83% due 1/4/2006                         5,000,000               4,998,404

    TOTAL SHORT TERM INVESTMENTS (Cost $4,998,404)                                                                4,998,404

    TOTAL INVESTMENTS -- 99.24% (Cost $183,592,748)                                                 $           179,346,341

    OTHER ASSETS LESS LIABILITIES -- 0.76%                                                                        1,376,968
    NET ASSETS -- 100.00%                                                                           $           180,723,309

Information respecting the Fund's policies on valuation of portfolio securities and other investment related disclosures are incorporated herein by reference to the Fund's most recent semiannual or annual report to shareholders, previously filed with the Securities and Exchange Commission.







Thornburg Limited Term Income Fund                             December 31, 2005
(Unaudited)

CUSIPS: Class A - 885-215-509, CLASS C - 885-215-764, CLASS I - 885-215-681, CLASS RI - 885-215-483
NASDAQ SYMBOLS: CLASS A - THIFX, CLASS C - THICX, CLASS I - THIIX, CLASS RI - THIRX


                                                                        Credit Rating+        Principal
Security Name                                                              Moody's/S&P           Amount               Value

    U.S. Treasury Securities -- 4.78%
        United States Treasury Notes, 4.625% due 5/15/2006                 Aaa/AAA     $      4,500,000  $        4,504,570
        United States Treasury Notes, 3.00% due 2/15/2008                  Aaa/AAA            4,000,000           3,887,188
        United States Treasury Notes, 4.75% due 11/15/2008                 Aaa/AAA            1,500,000           1,514,414
        United States Treasury Notes, 5.75% due 8/15/2010                  Aaa/AAA            2,500,000           2,646,094
        United States Treasury Notes, 3.625% due 5/15/2013                 Aaa/AAA            5,000,000           4,770,312

    TOTAL U.S. TREASURY SECURITIES (Cost $17,524,429)                                                            17,322,578

    U.S. Government Agencies -- 8.09%
        Federal Home Loan Bank, 2.25% due 5/15/2006                        Aaa/AAA            2,000,000           1,982,881
        Federal Home Loan Bank, 4.875% due 5/15/2007                       Aaa/AAA              150,000             150,227
        Federal Home Loan Bank, 3.95% due 9/24/2007                        Aaa/AAA            1,000,000             985,930
        Federal Home Loan Bank, 5.833% due 1/23/2008                       Aaa/AAA              500,000             509,781
        Federal Home Loan Bank, 5.785% due 4/14/2008                       Aaa/AAA               75,000              76,554
        Federal Home Loan Bank, 5.835% due 7/15/2008                       Aaa/AAA              300,000             307,253
        Federal Home Loan Bank, 5.085% due 10/7/2008                       Aaa/AAA              250,000             251,723
        Federal Home Loan Bank, 5.038% due 10/14/2008                      Aaa/AAA              200,000             201,141
        Federal Home Loan Bank, 5.365% due 12/11/2008                      Aaa/AAA               75,000              76,145
        Federal Home Loan Bank, 3.00% due 12/15/2008                       Aaa/AAA            3,000,000           2,974,212
        Federal Home Loan Bank, 5.985% due 4/9/2009                        Aaa/AAA               85,000              87,967
        Federal Home Loan Bank, 3.00% due 9/22/2009                        Aaa/AAA            1,500,000           1,483,935
        Federal Home Loan Bank, Floating Rate Note, 4.11% due
        2/22/2007                                                          Aaa/AAA            1,370,000           1,369,534
        Federal Home Loan Mtg Corp. CMO Series 2814 Class GB, 5.00%
        due 6/15/2019                                                      Aaa/AAA            1,513,961           1,487,561
        Federal Home Loan Mtg Corp. CMO Series 2821 Class YI, 5.50%        Aaa/AAA            2,700,352           2,712,373
        due 9/15/2014
        Federal National Mtg Assoc, 3.50% due 12/28/2006                   Aaa/AAA              325,000             321,044
        Federal National Mtg Assoc, 3.25% due 3/29/2007                    Aaa/AAA            4,550,000           4,467,906
        Federal National Mtg Assoc, 5.185% due 11/1/2008                   Aaa/AAA              459,971             461,274
        Federal National Mtg Assoc, 6.00% due 12/1/2008                    Aaa/AAA               72,111              73,691
        Federal National Mtg Assoc, 8.00% due 12/1/2009                    Aaa/AAA               29,605              30,606
        Federal National Mtg Assoc, 7.00% due 3/1/2011                     Aaa/AAA               42,290              43,325
        Federal National Mtg Assoc, 6.42% due 4/1/2011                     Aaa/AAA            2,373,262           2,432,606
        Federal National Mtg Assoc, 5.095% due 12/1/2011                   Aaa/AAA              126,316             126,838
        Federal National Mtg Assoc, 7.491% due 8/1/2014                    Aaa/AAA               36,336              37,096
        Federal National Mtg Assoc CMO Series 2003-64 Class EC, 5.50%
        due 5/25/2030                                                      Aaa/AAA              899,619             900,278
        Federal National Mtg Assoc CPI Floating Rate Note, 5.827% due
        2/17/2009                                                          Aaa/AAA            5,000,000           4,867,750
        Federal National Mtg Assoc, Pool # 460568, 5.20% due 12/1/2006     Aaa/AAA              800,000             799,353
        Government National Mtg Assoc, Pool # 003007, 8.50% due
        11/20/2015                                                         Aaa/AAA               27,802              29,314
        Government National Mtg Assoc, Pool # 827148, 3.375% due
        2/20/2024                                                          Aaa/AAA               40,079              40,423

    TOTAL U.S. GOVERNMENT AGENCIES (Cost $29,625,845)                                                            29,288,721

    Asset Back Securities -- 4.05%
        Associates Manufactured Housing Trust 1996-1 A5, 7.60% due
        3/15/2027                                                          Aaa/AAA              251,917             255,043
        GSR Mtg Loan Trust Series 2004-3F Class 2-A10, 5.833% due
        2/25/2034                                                           NA/AAA              890,106             864,679
        Small Business Administration, 4.638% due 2/10/2015                 NR/NR             3,272,566           3,207,435
        Washington Mutual Series 02-AR10, Class-A6, 4.816% due
        10/25/2032                                                         Aaa/AAA               42,696              42,465
        Washington Mutual Series 03-AR10, Class-A4, 4.069% due
        10/25/2033                                                         Aaa/AAA            2,000,000           1,978,520
        Washington Mutual Series 03-AR12, Class-A4, 3.743% due
        2/25/2034                                                          Aaa/AAA            2,000,000           1,969,664
        Washington Mutual Series 03-AR5, Class-A6, 3.695% due              Aaa/AAA            3,200,000           3,087,403
        6/25/2033
        Washington Mutual Series 05-AR4, Class-A4b, 4.679% due
        4/25/2035                                                          Aaa/AAA              500,000             490,280
        Wells Fargo Mtg Backed Secs Series 2005-3 Class-A10, 5.50% due
        5/25/2035                                                           Aaa/NA            2,782,486           2,783,683

    TOTAL ASSET BACK SECURITIES (Cost $14,954,077)                                                               14,679,172

    Corporate Bonds -- 67.24%
    BANKS -- 2.97%
      Commercial Banks -- 2.97%
        Bank of America Corp., 4.375% due 12/1/2010                        Aa2/AA-            1,675,000           1,634,148
        Capital One Bank, 6.70% due 5/15/2008                               A3/BBB            1,665,000           1,721,279
        Fifth Third Bank, Cincinnati Ohio, 3.375% due 8/15/2008            Aa1/AA-            2,500,000           2,409,152
        HSBC USA Inc., 8.375% due 2/15/2007                                 Aa3/A+              700,000             723,885
        National Westminster Bank, 7.375% due 10/1/2009                    Aa2/AA-              715,000             776,238
        Nations Bank Corp., 7.23% due 8/15/2012                            Aa2/AA-              250,000             275,626
        Northern Trust Co., 6.25% due 6/2/2008                              A1/A+               500,000             515,986
        PNC Funding Corp., 6.875% due 7/15/2007                            A3/BBB+               95,000              97,693
        Suntrust Bank Atlanta Georgia, 2.50% due 5/4/2006                  Aa2/AA-            2,200,000           2,184,343
        US Bank, 6.30% due 7/15/2008                                        Aa2/A+              400,000             414,236

                                                                                                                 10,752,586

    CAPITAL GOODS -- 4.89%
      Machinery -- 4.89%
        Caterpillar Financial Services Corp., 6.40% due 2/15/2008            A2/A               250,000             254,613
        Emerson Electric Co., 5.75% due 11/1/2011                            A2/A               800,000             836,425
        General American Railcar Corp., 6.69% due 9/20/2016                 A3/AA-              210,647             227,619
        Hubbell Inc., 6.375% due 5/15/2012                                  A3/A+             1,000,000           1,073,637
        Illinois Tool Works Inc., 5.75% due 3/1/2009                        Aa3/AA            4,595,000           4,728,747
        John Deere Capital Corp., 5.125% due 10/19/2006                     A3/A-               450,000             451,055
        John Deere Capital Corp. Floating Rate Note, 4.605% due             A3/A-             4,415,000           4,420,660
        6/10/2008
        Johnson Controls Inc., 5.00% due 11/15/2006                        Baa1/A-            1,000,000             998,228
        Pentair Inc., 7.85% due 10/15/2009                                 Baa3/BBB           1,000,000           1,087,840
        Pitney Bowes Inc., 5.875% due 5/1/2006                              Aa3/A+              900,000             902,231
        Pitney Bowes Inc., 4.625% due 10/1/2012                             Aa3/A+              900,000             881,075
        Pitney Bowes Inc., 3.875% due 6/15/2013                             Aa3/A+            2,000,000           1,863,436

                                                                                                                 17,725,566

    COMMERCIAL SERVICES & SUPPLIES -- 1.71%
      Commercial Services & Supplies -- 1.71%
        Aramark Services Inc., 7.00% due 7/15/2006                        Baa3/BBB-             250,000             252,295
        Science Applications International Corp., 6.75% due 2/1/2008        A3/A-               250,000             258,956
        Science Applications International Corp., 6.25% due 7/1/2012        A3/A-             1,000,000           1,036,326
        Valassis Communications, 6.625% due 1/15/2009                     Baa3/BBB-           1,700,000           1,752,341
        Waste Management Inc., 6.875% due 5/15/2009                        Baa3/BBB             725,000             764,407
        Waste Management Inc., 6.50% due 11/15/2008                        Baa3/BBB           1,000,000           1,036,968
        Waste Management, Inc., 7.375% due 8/1/2010                        Baa3/BBB             500,000             544,146
        WMX Technologies Inc., 7.00% due 10/15/2006                        Baa3/BBB             550,000             557,559

                                                                                                                  6,202,998

    DIVERSIFIED FINANCIALS -- 26.39%
      Capital Markets -- 8.74%
        Bear Stearns Co. Inc., 4.50% due 10/28/2010                          A1/A             1,500,000           1,464,348
        Jefferies Group Inc. Senior Note Series B, 7.50% due 8/15/2007     Baa1/BBB           2,600,000           2,696,146
        Legg Mason Mortgage Capital Corp., 5.844% due 6/1/2009              NR/NR             1,714,286           1,714,286
        Lehman Brothers Holdings Inc., 3.50% due 8/7/2008                   A1/A+               700,000             675,606
        Lehman Brothers Holdings Inc. CPI Floating Rate Note, 6.69%
        due 5/12/2014                                                       A1/A+             5,190,000           5,068,450
        Merrill Lynch & Co. CPI Floating Rate Note, 5.85% due 3/2/2009      Aa3/A+            3,000,000           2,904,900
        Merrill Lynch & Co. CPI Floating Rate Note, 5.49% due
        3/12/2007                                                           Aa3/A+            5,000,000           4,950,850
        Merrill Lynch & Co. CPI Floating Rate Note, 5.19% due 4/5/2006      Aa3/A+            5,376,000           5,361,109
        Merrill Lynch & Co. CPI Floating Rate Note, 6.74% due 5/5/2014      Aa3/A+            1,000,000             985,690
        Morgan Stanley Group, Inc., 4.284% due 1/18/2008                    Aa3/A+            5,000,000           5,004,240
        Schwab Charles Corp., 6.30% due 4/28/2006                           A2/A-               800,000             803,856
      Consumer Finance -- 4.68%
        SLM Corp. CPI Floating Rate Note, 6.81% due 1/31/2014                A2/A             9,500,000           9,361,775
        SLM Corp. CPI Floating Rate Note, 5.89% due 3/2/2009                 A2/A             3,000,000           2,909,280
        SLM Corp. Floating Rate Note, 4.41% due 7/25/2008                    A2/A             3,000,000           3,010,437
        SLM Corp. Floating Rate Note, 4.599% due 9/15/2008                   A2/A             1,675,000           1,676,196
      Diversified Financial Services -- 12.97%
        American General Finance Corp., 4.625% due 9/1/2010                 A1/A+               200,000             195,723
        Berkshire Hathaway Finance Corp. Senior Note, 4.625% due
        10/15/2013                                                         Aaa/AAA            1,000,000             975,406
        Dun & Bradstreet Corp., 6.625% due 3/15/2006                        NR/A-                75,000              75,246
        General Electric Capital Corp., 7.75% due 6/9/2009                 Aaa/AAA              200,000             216,431
        General Electric Capital Corp., 4.25% due 12/1/2010                Aaa/AAA            2,000,000           1,952,214
        General Electric Capital Corp., 4.375% due 11/21/2011              Aaa/AAA            1,500,000           1,456,300
        General Electric Capital Corp., 7.375% due 1/19/2010               Aaa/AAA              400,000             436,134
        General Electric Capital Corp., 5.00% due 2/15/2007                Aaa/AAA            2,900,000           2,904,211
        General Electric Capital Corp. Floating Rate Note, 4.594% due
        5/30/2008                                                          Aaa/AAA              494,000             493,133
        General Electric Capital Corp. Floating Rate Note, 4.216% due      Aaa/AAA            5,000,000           4,899,150
        3/2/2009
        General Electric Capital Corp. Floating Rate Note, 4.611% due
        12/15/2009                                                         Aaa/AAA            1,000,000           1,002,097
        Household Finance Corp., 7.20% due 7/15/2006                         A1/A               550,000             556,516
        Household Finance Corp., 5.75% due 1/30/2007                         A1/A               400,000             403,298
        Household Finance Corp., 5.90% due 5/15/2006                         A1/A               100,000             100,114
        Household Finance Corp., 6.40% due 9/15/2009                         A1/A               400,000             406,424
        Household Finance Corp. CPI Floating Rate Note, 5.72% due
        8/10/2009                                                            A1/A             5,000,000           4,807,200
        International Lease Finance Corp., 5.00% due 9/15/2012              A1/AA-            4,000,000           3,935,572
        International Lease Finance Corp., 4.55% due 10/15/2009             A1/AA-            2,500,000           2,468,512
        International Lease Finance Corp. Floating Rate Note, 4.55%
        due 1/15/2010                                                       A1/AA-            4,050,000           4,065,625
        JP Morgan Chase Co., 4.50% due 11/15/2010                           Aa3/A+            1,465,000           1,432,417
        JP Morgan Chase Co. CPI Floating Rate Note, 6.08% due
        6/28/2009                                                           Aa3/A+            5,000,000           4,918,300
        Principal Financial Group Australia, 8.20% due 8/15/2009             A2/A               700,000             767,427
        Toyota Motor Credit Corp., 2.875% due 8/1/2008                     Aaa/AAA              800,000             763,546
        Toyota Motor Credit Corp., 4.35% due 12/15/2010                    Aaa/AAA              800,000             787,783
        Toyota Motor Credit Corp., 4.25% due 3/15/2010                     Aaa/AAA            3,450,000           3,381,887
        Toyota Motor Credit Corp., 2.70% due 1/30/2007                     Aaa/AAA            3,300,000           3,216,144
        US Central Credit Union, 2.75% due 5/30/2008                       Aa1/AAA              375,000             357,591

                                                                                                                 95,561,570

    ENERGY -- 3.05%
      Energy Equipment & Services -- 2.80%
        BJ Services Co. Note Series B, 7.00% due 2/1/2006                 Baa1/BBB+              75,000              75,092
        Central Power & Light Co., 7.125% due 2/1/2008                     Baa1/BBB           2,000,000           2,078,186
        Commonwealth Edison Co., 4.74% due 8/15/2010                       Baa1/A-              975,000             952,985
        El Paso Corp., 7.00% due 5/15/2011                                 Caa1/B-              700,000             694,750
        Enterprise Products Participating LP, 7.50% due 2/1/2011           Baa3/BB+             250,000             271,981
        Louis Dreyfus Natural Gas Corp., 6.875% due 12/1/2007               A3/BBB              290,000             299,322
        Murphy Oil Corp., 6.375% due 5/1/2012                              Baa1/A-              750,000             798,697
        Panenergy Corp., 7.00% due 10/15/2006                             Baa3/BBB-           1,100,000           1,110,681
        Phillips Petroleum Co., 9.375% due 2/15/2011                        A1/A-               900,000           1,070,280
        Phillips Petroleum Co., 8.75% due 5/25/2010                         A1/A-               250,000             287,575
        Questar Pipeline Co., 6.05% due 12/1/2008                           A2/A-               425,000             435,740
        Rio Tinto Finance, 5.75% due 7/3/2006                               Aa3/A+              925,000             929,848
        Smith International Inc. Senior Note, 7.00% due 9/15/2007         Baa1/BBB+             600,000             619,328
        Sonat, Inc., 7.625% due 7/15/2011                                  Caa1/B-              500,000             508,750
      Oil, Gas & Consumable Fuels -- 0.25%
        Occidental Petroleum Corp., 10.125% due 9/15/2009                   A3/A-               315,000             370,604
        Occidental Petroleum Corp., 7.375% due 11/15/2008                   A3/A-               300,000             320,464
        Union Oil Co. California, 7.90% due 4/18/2008                      A1/BBB+              200,000             211,474

                                                                                                                 11,035,757

    FOOD & DRUG RETAILING -- 0.08%
      Food & Staples Retailing -- 0.08%
        General Mills, 5.50% due 1/12/2009                                Baa2/BBB+             300,000             304,613

                                                                                                                    304,613

    FOOD BEVERAGE & TOBACCO -- 1.76%
      Beverages -- 0.96%
        Anheuser Busch Co. Inc., 4.375% due 1/15/2013                       A1/A+             2,000,000           1,934,560
        Anheuser Busch Co. Inc., 5.625% due 10/1/2010                       A1/A+             1,150,000           1,186,801
        Coca Cola Co., 5.75% due 3/15/2011                                  Aa3/A+              200,000             207,716
        Conagra Inc., 7.875% due 9/15/2010                                Baa1/BBB+             150,000             165,262
      Food Products -- 0.80%
        Diageo Finance BV, 3.00% due 12/15/2006                             A3/A-               925,000             908,912
        Sara Lee Corp., 6.00% due 1/15/2008                                A3/BBB+              900,000             912,438
        Sysco International Co., 6.10% due 6/1/2012                         A1/A+             1,000,000           1,066,221

                                                                                                                  6,381,910

    HOUSEHOLD & PERSONAL PRODUCTS -- 0.89%
      Personal Products -- 0.89%
        Nike Inc., 5.50% due 8/15/2006                                      A2/A+               900,000             903,727
        Procter & Gamble Co., 4.75% due 6/15/2007                          Aa3/AA-              350,000             350,333
        Procter & Gamble Co., 4.30% due 8/15/2008                          Aa3/AA-            2,000,000           1,977,702

                                                                                                                  3,231,762

    INSURANCE -- 8.64%
      Insurance -- 8.64%
        AIG Sunamerica Global Financing, 5.10% due 1/17/2007               Aa2/AA+              800,000             801,496
        Allstate Corp., 5.375% due 12/1/2006                                A1/A+               900,000             902,730
        Allstate Life Global Funding, CPI Floating Rate Note, 5.54%
        due 4/2/2007                                                        Aa2/AA            5,000,000           4,939,150
        Hartford Financial Services Group Inc. Senior Note, 4.625% due
        7/15/2013                                                           A3/A-             1,000,000             958,842
        Hartford Life, Inc., 7.10% due 6/15/2007                            A3/A-               300,000             309,093
        Liberty Mutual Group, Inc., 5.75% due 3/15/2014                    Baa3/BBB           1,000,000             987,076
        Lincoln National Corp., 4.75% due 2/15/2014                         A3/A-             1,000,000             970,869
        Metlife Inc., 5.25% due 12/1/2006                                    A2/A               450,000             450,714
        Old Republic International Corp., 7.00% due 6/15/2007               Aa3/A+            1,800,000           1,845,108
        Pacific Life Global Funding CPI Floating Rate Note, 6.528% due
        2/6/2016                                                            Aa3/AA            8,000,000           7,738,480
        Principal Life Global Funding, 4.40% due 10/1/2010                  Aa2/AA            4,000,000           3,889,716
        Principal Life Income Funding Floating Rate Note, 6.57% due
        4/1/2016                                                            Aa2/AA            5,000,000           4,836,100
        Unumprovident Corp., 7.625% due 3/1/2011                           Ba1/BB+            2,450,000           2,642,342

                                                                                                                 31,271,716

    MATERIALS -- 1.29%
      Chemicals -- 1.29%
        Chevron Phillips Chemical, 7.00% due 3/15/2011                    Baa1/BBB+             500,000             537,215
        Chevron Phillips Chemical, 5.375% due 6/15/2007                   Baa1/BBB+              75,000              75,246
        Chevrontexaco Capital Co., 3.50% due 9/17/2007                      Aa2/AA            1,400,000           1,371,478
        Dow Chemical Co., 5.75% due 12/15/2008                              A3/A-               350,000             359,044
        E.I. du Pont de Nemours & Co., 8.25% due 9/15/2006                   A2/A               200,000             204,634
        E.I. du Pont de Nemours & Co., 4.75% due 11/15/2012                  A2/A             1,000,000             984,002
        E.I. du Pont de Nemours & Co., 4.125% due 3/6/2013                   A2/A               325,000             306,796
        Hoechst Celanese Corp., 7.125% due 3/15/2009                        B2/NR               200,000             205,005
        Lubrizol Corp. Senior Note, 5.875% due 12/1/2008                  Baa3/BBB-             635,000             646,143

                                                                                                                  4,689,563

    MEDIA -- 1.27%
      Media -- 1.27%
        AOL Time Warner Inc., 6.75% due 4/15/2011                         Baa1/BBB+             750,000             787,567
        E W Scripps Co. Ohio, 5.75% due 7/15/2012                            A2/A                80,000              82,627
        New York Times Co., 4.625% due 6/25/2007                             A2/A               300,000             298,923
        Scholastic Corp., 5.75% due 1/15/2007                             Baa3/BBB-             255,000             255,935
        Thomson Corp., 4.25% due 8/15/2009                                  A3/A-             2,900,000           2,824,339
        Time Warner Inc., 8.05% due 1/15/2016                             Baa1/BBB+             200,000             227,544
        Tribune Co., 6.875% due 11/1/2006                                   A3/A-               125,000             126,559

                                                                                                                  4,603,494

    MISCELLANEOUS -- 0.49%
      Miscellaneous -- 0.14%
        Stanford University, 5.85% due 3/15/2009                            Aaa/NA              500,000             516,850
      Yankee -- 0.35%
        Kreditanstalt Fur Wiederaufbau, 3.25% due 7/16/2007                Aaa/AAA              435,000             425,988
        Nova Scotia Province Canada, 5.75% due 2/27/2012                     A2/A               500,000             522,657
        Ontario Province Canada, 3.282% due 3/28/2008                       Aa2/AA              335,000             324,052

                                                                                                                  1,789,547

    PHARMACEUTICALS & BIOTECHNOLOGY -- 2.34%
      Biotechnology -- 2.34%
        Abbott Labs, 6.40% due 12/1/2006                                    A1/AA             1,000,000           1,013,064
        Abbott Labs, 3.75% due 3/15/2011                                    A1/AA               500,000             473,269
        Eli Lilly & Co., 5.50% due 7/15/2006                                Aa3/AA            1,850,000           1,858,136
        Tiers Inflation Linked Trust Series Wyeth 2004 21 Trust
        Certificate CPI Floating Rate Note, 5.49% due 2/1/2014              Baa1/A            5,450,000           5,121,310

                                                                                                                  8,465,779

    RETAILING -- 2.20%
      Distributors -- 0.03%
        Dayton Hudson Corp., 9.625% due 2/1/2008                            A2/A+               100,000             108,686
      Multiline Retail -- 1.59%
        Costco Wholesale Corp., 5.50% due 3/15/2007                          A2/A               500,000             502,937
        Dillard's Inc., 7.375% due 6/1/2006                                 B2/BB               150,000             150,938
        Wal-Mart Stores Inc., 6.875% due 8/10/2009                          Aa2/AA              900,000             957,849
        Wal-Mart Stores Inc., 4.125% due 2/15/2011                          Aa2/AA            3,735,000           3,608,682
        Wal-Mart Stores Inc., 8.57% due 1/2/2010                            Aa2/AA              345,489             363,673
        Wal-Mart Stores Inc., 1992-A1 Pass Through Certificate, 7.49%
        due 6/21/2007                                                       Aa2/AA              165,231             169,301
      Specialty Retail -- 0.58%
        Home Depot, Inc., 4.625% due 8/15/2010                              Aa3/AA            2,135,000           2,121,342

                                                                                                                  7,983,408

    SOFTWARE & SERVICES -- 1.67%
      Internet Software & Services -- 1.24%
        Electronic Data Systems Corp., 7.125% due 10/15/2009               Ba1/BBB-           2,500,000           2,656,492
        Electronic Data Systems Corp., 6.50% due 8/1/2013                  Ba1/BBB-           1,000,000           1,027,713
        Reynolds & Reynolds, 7.00% due 12/15/2006                          Baa2/BBB             800,000             799,090
      It Services -- 0.43%
        First Data Corp., 4.95% due 6/15/2015                               A1/A+             1,640,000           1,552,711

                                                                                                                  6,036,006

    TECHNOLOGY HARDWARE & EQUIPMENT -- 2.94%
      Computers & Peripherals -- 2.94%
        Computer Sciences Corp., 6.25% due 3/15/2009                         A3/A               300,000             306,314
        Computer Sciences Corp., 7.375% due 6/15/2011                        A3/A             1,317,000           1,413,520
        Computer Sciences Corp., 3.50% due 4/15/2008                         A3/A             2,000,000           1,918,460
        First Data Corp., 5.625% due 11/1/2011                              A1/A+               900,000             906,105
        First Data Corp., 6.375% due 12/15/2007                             A1/A+               110,000             112,411
        International Business Machines, 4.875% due 10/1/2006               A1/A+               500,000             500,410
        International Business Machines, 4.25% due 9/15/2009                A1/A+             1,000,000             980,283
        International Business Machines, 2.375% due 11/1/2006               A1/A+             2,825,000           2,770,506
        Jabil Circuit, Inc., 5.875% due 7/15/2010                         Baa3/BBB-             500,000             507,815
        Oracle Corp., 6.91% due 2/15/2007                                   A3/A-             1,200,000           1,221,136

                                                                                                                 10,636,960

    TELECOMMUNICATION SERVICES -- 1.09%
      Diversified Telecommunication Services -- 1.09%
        Cingular Wireless, 5.625% due 12/15/2006                            Baa2/A              900,000             906,499
        GTE Hawaiian Telephone Inc., 7.375% due 9/1/2006 (Insured:
        MBIA)                                                              Aaa/AAA            1,500,000           1,518,578
        Verizon Wireless Capital LLC, 5.375% due 12/15/2006                 A3/A+             1,500,000           1,504,941

                                                                                                                  3,930,018

    TRANSPORTATION -- 0.59%
      Airlines -- 0.53%
        Continental Airlines Pass Through Certificate Series 1997 4
        Class-4A, 6.90% due 1/2/2018                                      Baa3/BBB+             200,742             199,938
        Delta Air Lines Inc. EETC Series 2001-1 Class-A, 6.619% due
        3/18/2011                                                          Ba2/BB+              253,392             249,366
        Northwest Airlines 1999-2 Class-A, 7.575% due 3/1/2019             Ba2/BBB-             124,273             125,112
        Southwest Airlines Co., 7.875% due 9/1/2007                         Baa1/A            1,012,000           1,055,701
        Southwest Airlines Co., 5.10% due 5/1/2006                         Aa2/AA+              277,877             278,380
      Road & Rail -- 0.06%
        CSX Corp., 7.45% due 5/1/2007                                      Baa2/BBB             225,000             231,916

                                                                                                                  2,140,413

    UTILITIES -- 2.98%
      Electric Utilities -- 2.28%
        Appalachian Power Co., 6.60% due 5/1/2009 (Insured: MBIA)          Aaa/AAA              175,000             183,419
        Gulf Power Co., 4.35% due 7/15/2013                                  A2/A               925,000             887,876
        Minnesota Power & Light Co., 7.00% due 2/15/2007                    Baa1/A              900,000             917,151
        Northern Border Pipeline Co., 6.25% due 5/1/2007                   A3/BBB+              120,000             121,625
        Northern States Power Co., 4.75% due 8/1/2010                       A2/A-             2,825,000           2,805,790
        Pennsylvania Power & Light Co., 6.55% due 3/1/2006 (Insured:
        MBIA)                                                              Aaa/AAA              210,000             210,662
        PSI Energy Inc., 7.85% due 10/15/2007                              Baa1/BBB             500,000             522,941
        PSI Energy Inc., 6.65% due 6/15/2006                                A3/A-               245,000             246,997
        Public Service Electric & Gas Co., 6.75% due 3/1/2006
        (Insured: MBIA)                                                    Aaa/AAA              275,000             275,907
        Texas Eastern Transmission Corp. Senior Note, 5.25% due
        7/15/2007                                                          Baa2/BBB             525,000             526,076
        Wisconsin Energy Corp., 5.50% due 12/1/2008                        A3/BBB+              350,000             355,445
        Wisconsin Public Service Corp., 6.125% due 8/1/2011                 Aa2/A+            1,150,000           1,211,794
      Gas Utilities -- 0.43%
        Southern California Gas Co., 4.375% due 1/15/2011                   A1/A+               225,000             218,939
        Texas Municipal Gas Corp., 2.60% due 7/1/2007 (Insured: FSA)       Aaa/AAA            1,355,000           1,321,328
      Multi-utilities -- 0.27%
        Madison Gas & Electric Co., 6.02% due 9/15/2008                    Aa3/AA-              950,000             975,562

                                                                                                                 10,781,512

    TOTAL CORPORATE BONDS (Cost $245,238,576)                                                                   243,525,178

    Taxable Municipal Bonds -- 12.03%
        American Campus Properties Student Housing, 7.38% due 9/1/2012
        (Insured: MBIA)                                                    Aaa/AAA            3,885,000           4,211,340
        American Fork City Utah Sales, 4.89% due 3/1/2012 (Insured:
        FSA)                                                               Aaa/AAA              300,000             298,908
        American Fork City Utah Sales, 5.07% due 3/1/2013 (Insured:        Aaa/AAA              120,000             120,636
        FSA)
        Arkansas Electric Coop Corp., 7.33% due 6/30/2008                   A2/AA-              116,000             119,006
        Bessemer Alabama Water Revenue Taxable Warrants Series B,
        7.375% due 7/1/2008 (Insured: FSA)                                 Aaa/AAA              670,000             690,663
        Brockton MA Taxable Economic Development Series A, 6.45% due
        5/1/2017 (Insured: FGIC)                                           Aaa/AAA              150,000             162,779
        Burbank California Waste Disposal Revenue, 5.29% due 5/1/2007
        (Insured: FSA)                                                     Aaa/AAA              370,000             371,343
        Burbank California Waste Disposal Revenue, 5.48% due 5/1/2008
        (Insured: FSA)                                                     Aaa/AAA              310,000             313,900
        Chicago Illinois Taxable Neighborhoods Alive Series B, 5.20%
        due 1/1/2006 (Insured: FGIC)                                       Aaa/AAA              200,000             200,638
        Cleveland Cuyahoga County Ohio, 6.10% due 5/15/2013                NR/BBB+            1,850,000           1,794,518
        Cook County Illinois Community College District 508, 6.90% due
        5/1/2010 (Insured: AMBAC)                                          Aaa/AAA              600,000             616,260
        Cook County Illinois School District 083, 4.625% due 12/1/2010
        (Insured: FSA)                                                      Aaa/NR              250,000             246,053
        Cook County Illinois School District 083, 4.875% due 12/1/2011
        (Insured: FSA)                                                      Aaa/NR              150,000             149,120
        Denver City & County Special Facilities Taxable Refunding &
        Improvement Series B, 7.15% due 1/1/2008 (Insured: MBIA)           Aaa/AAA              900,000             938,358
        Elkhart Indiana Redevelopment District Revenue, 4.80% due
        6/15/2011                                                           NR/NR               240,000             229,550
        Elkhart Indiana Redevelopment District Revenue, 4.80% due
        12/15/2011                                                          NR/NR               245,000             233,510
        Elkhart Indiana Redevelopment District Revenue, 5.05% due
        12/15/2012                                                          NR/NR               515,000             493,128
        Elkhart Indiana Redevelopment District Revenue, 5.25% due
        12/15/2013                                                          NR/NR               540,000             516,294
        Grant County Washington Water Public Utility District 2 Series
        Z, 5.14% due 1/1/2014                                              Aaa/AAA            1,015,000           1,023,607
        Green Bay Wisconsin Series B, 4.875% due 4/1/2011 (Insured:
        MBIA)                                                               Aaa/NR              365,000             363,887
        Hancock County Mississippi, 4.20% due 8/1/2008 (Insured: MBIA)      Aaa/NR              305,000             299,534
        Hancock County Mississippi, 4.80% due 8/1/2010 (Insured: MBIA)      Aaa/NR              245,000             243,101
        Hancock County Mississippi, 4.90% due 8/1/2011 (Insured: MBIA)      Aaa/NR              315,000             314,379
        Hanover Pennsylvania Area School District Taxable Notes Series
        B, 4.47% due 3/15/2013 (Insured: FSA)                              Aaa/AAA            1,385,000           1,350,915
        Jefferson County Texas Navigation Taxable Refunding, 5.50% due
        5/1/2010 (Insured: FSA)                                             Aaa/NR              500,000             507,170
        Jefferson Franklin, Etc. Counties Illinois Community College
        District 521, 3.00% due 1/1/2006 (Insured: FSA)                     Aaa/NR              200,000             199,994
        Jefferson Franklin, Etc. Counties Illinois Community College
        District 521, 3.625% due 1/1/2007 (Insured: FSA)                    Aaa/NR              300,000             296,676
        Jersey City New Jersey Municipal Utilities Authority, 3.72%
        due 5/15/2009 (Insured: MBIA)                                      Aaa/AAA              575,000             554,794
        Kendall Kane County Illinois School 308, 5.50% due 10/1/2011
        (Insured: FGIC)                                                     Aaa/NR              365,000             376,019
        Los Angeles County California Metropolitan Transport, 4.56%
        due 7/1/2010 (Insured: AMBAC)                                      Aaa/AAA            2,775,000           2,738,398
        Maryland State Economic Development Corp., 7.25% due 6/1/2008
        (Maryland Tech Development Center Project)                          NR/NR               280,000             286,689
        McKeesport Pennsylvania Taxable Series B, 6.60% due 3/1/2006
        (Insured: MBIA)                                                    Aaa/AAA              240,000             240,898
        Mississippi State Taxable Business Series V, 7.125% due
        9/1/2006                                                            NR/AA               140,000             142,059
        Montgomery County Maryland Revenue Authority, 5.00% due
        2/15/2012                                                          Aa2/AA+              100,000              99,947
        Multnomah County Oregon School District 1J Refunding Taxable,
        4.191% due 6/15/2008                                                A2/A-               650,000             636,525
        New Jersey Health Care Facilities Financing, 10.75% due
        7/1/2010 (ETM)                                                      NR/NR               365,000             418,137
        New Jersey Health Care Facilities Financing, 7.70% due
        7/1/2011 (Insured: Connie Lee)                                      NR/AAA              130,000             137,885
        New Rochelle New York Industrial Development Agency, 7.15% due      Aa2/A+              150,000             162,974
        10/1/2014
        New York Environmental Facilities, 5.85% due 3/15/2011              NR/AA-            3,500,000           3,660,720
        New York State Housing Finance , 4.46% due 8/15/2009                Aa1/NR              455,000             447,156
        New York State Thruway Authority Service Contract, 2.59% due
        3/15/2006                                                           A2/AA-            1,000,000             996,290
        New York State Urban Development Corp., 4.75% due 12/15/2011        NR/AA             1,400,000           1,397,102
        Newark New Jersey, 4.70% due 4/1/2011 (Insured: MBIA)               Aaa/NR              845,000             835,654
        Newark New Jersey, 4.90% due 4/1/2012 (Insured: MBIA)               Aaa/NR            1,225,000           1,217,883
        Niagara Falls New York Public Water, 4.30% due 7/15/2010
        (Insured: MBIA)                                                    Aaa/AAA              360,000             352,152
        Northwest Open Access Network Washington Revenue, 6.18% due
        12/1/2008 (Insured: AMBAC)                                         Aaa/AAA            1,600,000           1,653,248
        Ohio State Petroleum Underground Storage, 6.75% due 8/15/2008
        (Insured: MBIA)                                                    Aaa/AAA              660,000             661,102
        Ohio State Taxable Development Assistance Series A, 4.88% due
        10/1/2011 (Insured: MBIA)                                          Aaa/AAA              550,000             549,686
        Pima County Arizona Industrial Development Authority Series E,
        9.05% due 7/1/2008                                                 Baa3/NR               70,000              70,839
        Port Walla Walla Revenue, 5.30% due 12/1/2009                       NR/NR               235,000             230,841
        Providence Rhode Island, 5.59% due 1/15/2008 (Insured: FGIC)       Aaa/AAA              340,000             345,494
        Short Pump Town Center Community Development, 6.26% due
        2/1/2009                                                            NR/NR             1,000,000           1,015,300
        Sisters Providence Obligation Group Direct Obligation Notes
        Series 1997, 7.47% due 10/1/2007                                    Aa3/AA            1,805,000           1,872,381
        Tazewell County Illinois Community High School, 5.20% due
        12/1/2011 (Insured: FSA)                                            Aaa/NR              355,000             360,584
        Tennessee State Taxable Series B, 6.00% due 2/1/2013                Aa2/AA              500,000             525,000
        Texas State Public Finance Authority Revenue, 3.125% due
        6/15/2007                                                           Aa2/AA              400,000             390,996
        Texas Tech University Revenue, 6.00% due 8/15/2011 (Insured:       Aaa/AAA              245,000             258,218
        MBIA)
        University Illinois Revenue, 6.35% due 4/1/2011 (Insured:
        FGIC)                                                              Aaa/AAA            1,000,000           1,066,820
        Victor New York, 9.20% due 5/1/2014                                 NR/NR             1,250,000           1,307,837
        Virginia Housing Development Authority Taxable Rental Housing
        Series I, 7.30% due 2/1/2008                                       Aa1/AA+              505,000             525,579
        West Valley City Utah Municipal Building Lease Refunding
        Taxable, 7.67% due 5/1/2006                                         Aa2/NR            1,500,000           1,513,740
        Wisconsin State General Revenue, 4.80% due 5/1/2013 (Insured:
        FSA)                                                               Aaa/AAA              200,000             198,524

    TOTAL TAXABLE MUNICIPAL BONDS (Cost $43,555,937)                                                             43,552,738

    Short Term Investments -- 2.21%
        Federal Home Loan Bank Discount Notes, 4.00% due 1/3/2006          Aaa/AAA            2,000,000           1,999,555
        Prudential Funding, 3.93% due 1/6/2006                                                6,000,000           5,996,725

    TOTAL SHORT TERM INVESTMENTS (Cost $7,996,281)                                                                7,996,280

    TOTAL INVESTMENTS -- 98.40% (Cost $358,895,145)                                                    $        356,364,668

    OTHER ASSETS LESS LIABILITIES -- 1.60%                                                                        5,789,027
    NET ASSETS -- 100.00%                                                                              $        362,153,695

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

AMBAC             Insured by American Municipal Bond Assurance Corp.
ETM               Escrowed to Maturity
FGIC              Insured by Financial Guaranty Insurance Co.
FSA               Insured by Financial Security Assurance Co.
MBIA              Insured by Municipal Bond Investors Assurance

Information respecting the Fund's policies on valuation of portfolio securities and other investment related disclosures are incorporated herein by reference to the Fund's most recent semiannual or annual report to shareholders, previously filed with the Securities and Exchange Commission.








Thornburg Value Fund                                           December 31, 2005
(Unaudited)

CUSIPS: CLASS A - 885-215-731, CLASS B - 885-215-590, CLASS C - 885-215-715,
CLASS I - 885-215-632, CLASS R1 - 885-215-533, CLASS R5 - 885-215-376 NASDAQ
SYMBOLS: CLASS A - TVAFX, CLASS B - TVBFX, CLASS C - TVCFX, CLASS I - TVIFX,
CLASS R1 - TVRFX, CLASS R5 - TVRRX
                                                                                    Shares/
                                                                                   Principal
                                                                                     Amount                        Value

    COMMON STOCK -- 93.72%
      BANKS -- 7.07%
        Commercial Banks -- 7.07%
         Bank of America Corp.                                                     1,158,900      $              53,483,235
         Federal Home Loan Mortgage Corp.                                            571,200                     37,327,920
         Lloyds TSB Group plc                                                      6,383,200                     53,590,831

                                                                                                                144,401,986

      CAPITAL GOODS -- 4.66%
        Industrial Conglomerates -- 4.66%
         General Electric Co.                                                      1,503,200                     52,687,160
         Tyco International Ltd.                                                   1,472,300                     42,490,578

                                                                                                                 95,177,738

      CONSUMER DURABLES & APPAREL -- 1.65%
        Household Durables -- 1.65%
         American Greetings Corp.                                                  1,540,100                     33,835,997

                                                                                                                 33,835,997

      CONSUMER SERVICES -- 0.94%
        Hotels Restaurants & Leisure -- 0.94%
         Las Vegas Sands Corp.+                                                      487,700                     19,249,519

                                                                                                                 19,249,519

      DIVERSIFIED FINANCIALS -- 11.47%
        Capital Markets -- 5.28%
         Charles Schwab Corp.                                                      3,061,100                     44,906,337
         Goldman Sachs Group, Inc.                                                   493,500                     63,024,885
        Diversified Financial Services -- 6.19%
         Alliance Capital Management Holdings LP                                     313,400                     17,703,966
         Citigroup, Inc.                                                           1,194,100                     57,949,673
         The Bank of New York Co., Inc.                                            1,593,200                     50,743,420

                                                                                                                234,328,281

      ENERGY -- 9.55%
        Energy Equipment & Services -- 2.06%
         Schlumberger Ltd.                                                           432,350                     42,002,802
        Oil, Gas & Consumable Fuels -- 7.49%
         Canadian Natural Resources Ltd.                                             468,000                     23,132,073
         ChevronTexaco Corp.                                                       1,132,100                     64,269,317
         Exxon Mobil Corp.                                                         1,170,700                     65,758,219

                                                                                                                195,162,411

      HEALTH CARE EQUIPMENT & SERVICES -- 12.27%
        Health Care Equipment & Supplies -- 4.20%
         Fisher Scientific International, Inc.+                                      888,400                     54,956,424
         Zimmer Holdings, Inc.+                                                      459,700                     31,002,168
        Health Care Providers & Services -- 8.07%
         Caremark Rx, Inc.+                                                          908,000                     47,025,320
         Eclipsys Corp.+                                                           1,639,540                     31,036,492
         Health Management Associates                                              1,549,855                     34,034,816
         WellPoint, Inc.+                                                            661,200                     52,757,148

                                                                                                                250,812,368

      INSURANCE -- 2.02%
        Insurance -- 2.02%
         MBIA, Inc.                                                                  685,000                     41,209,600

                                                                                                                 41,209,600

      MATERIALS -- 2.83%
        Chemicals -- 1.86%
         Dow Chemical Co.                                                            867,500                     38,013,850
        Metals & Mining -- 0.97%
         Southern Copper Corp.                                                       296,784                     19,878,592

                                                                                                                 57,892,442

      MEDIA -- 5.66%
        Media -- 5.66%
         Comcast Corp.+                                                            1,754,600                     45,075,674
         DIRECTV Group, Inc.+                                                      3,097,685                     43,739,312
         Sirius Satellite Radio, Inc.+                                             1,681,355                     11,265,079
         XM Satellite Radio Holdings, Inc.+                                          571,605                     15,593,384

                                                                                                                115,673,449

      PHARMACEUTICALS & BIOTECHNOLOGY -- 7.75%
        Pharmaceuticals -- 7.75%
         Johnson & Johnson                                                           758,413                     45,580,621
         Pfizer, Inc.                                                              2,887,300                     67,331,836
         Sanofi-Aventis                                                              518,400                     45,427,804

                                                                                                                158,340,261

      RETAILING -- 5.23%
        Multiline Retail -- 1.94%
         Target Corp.                                                                720,000                     39,578,400
        Specialty Retail -- 3.29%
         Foot Locker, Inc.                                                         1,353,000                     31,917,270
         Linens N Things, Inc.+                                                    1,330,209                     35,383,559

                                                                                                                106,879,229

      SOFTWARE & SERVICES -- 7.94%
        Internet Software & Services -- 2.22%
         Google, Inc.+                                                               109,467                     45,413,480
        It Services -- 1.50%
         Bearingpoint, Inc. Co.+                                                   3,900,700                     30,659,502
        Software -- 4.22%
         Microsoft Corp.                                                           2,186,000                     57,163,900
         Oracle Corp.+                                                             2,381,000                     29,072,010

                                                                                                                162,308,892

      TECHNOLOGY HARDWARE & EQUIPMENT -- 2.47%
        Communications Equipment -- 2.47%
         Motorola, Inc.                                                            2,232,300                     50,427,657

                                                                                                                 50,427,657

      TELECOMMUNICATION SERVICES -- 10.00%
        Diversified Telecommunication Services -- 2.34%
         Alltel Corp.                                                                756,500                     47,735,150
        Wireless Telecommunication Services -- 7.66%
         American Tower Corp.                                                      1,323,000                     35,853,300
         Leap Wireless International, Inc.+                                        1,075,900                     40,755,092
         NII Holdings, Inc.+                                                       1,831,608                     80,004,638

                                                                                                                204,348,180

      TRANSPORTATION -- 2.21%
        Road & Rail -- 2.21%
         Union Pacific Corp.                                                         562,200                     45,262,722

                                                                                                                 45,262,722

    TOTAL COMMON STOCK (Cost $1,721,745,984)                                                                  1,915,310,732

    CORPORATE BONDS -- 0.57%
      TELECOMMUNICATION SERVICES -- 0.57%
        Diversified Telecommunication Services -- 0.57%
         Level 3 Communications, Inc., 9.125%, 5/1/2008                            7,000,000                      6,370,000
         Level 3 Communications, Inc., 10.50%, 12/1/2008                           5,900,000                      5,369,000

                                                                                                                 11,739,000

    TOTAL CORPORATE BONDS (Cost $10,394,348)                                                                     11,739,000

    CONVERTIBLE BONDS -- 3.54%
      TELECOMMUNICATION SERVICES -- 3.54%
        Diversified Telecommunication Services -- 3.54%
         Level 3 Communications, Inc., 6.00%, 9/15/2009                           20,700,000                     13,662,000
         Level 3 Communications, Inc., 6.00%, 3/15/2010                           91,600,000                     58,738,500

                                                                                                                 72,400,500

    TOTAL CONVERTIBLE BONDS (Cost $73,662,258)                                                                   72,400,500


    SHORT TERM INVESTMENTS -- 1.86%
         Prudential Funding, 3.93%, 1/6/2006                                      18,000,000                     17,990,175
         UBS Finance, 4.28%, 1/4/2006                                             20,000,000                     19,992,866
    TOTAL SHORT TERM INVESTMENTS (Cost $37,983,042)                                                              37,983,041

    TOTAL INVESTMENTS -- 99.69% (COST $1,843,785,632)                                             $           2,037,433,274

    OTHER ASSETS LESS LIABILITIES -- 0.31%                                                                        6,245,173
    NET ASSETS -- 100.00%                                                                         $           2,043,678,447

Footnote Legend
+ Non-income producing



Information respecting the Fund's policies on valuation of portfolio securities and other investment related disclosures are incorporated herein by reference to the Fund's most recent semiannual or annual report to shareholders, previously filed with the Securities and Exchange Commission.







Thornburg International Value Fund                             December 31, 2005
(Unaudited)

CUSIPS: CLASS A - 885-215-657, CLASS B - 885-215-616, CLASS C - 885-215-640,
CLASS I - 885-215-566, CLASS R1 - 885-215-525, CLASS R5 - 885-215-368 NASDAQ
SYMBOLS: CLASS A - TGVAX, CLASS B - THGBX, CLASS C - THGCX, CLASS I - TGVIX,
CLASS R1 - TGVRX, CLASS R5 - TIVRX
                                                                                       Shares/
                                                                                      Principal
                                                                                        Amount                     Value

    COMMON STOCK -- 95.29%
      AUTOMOBILES & COMPONENTS -- 6.60%
        Automobiles -- 6.60%
         Bayerische Motoren Werke AG                                                        1,134,276    $       49,765,914
         Hero Honda Motors Ltd.                                                             2,311,127            43,762,474
         Hyundai Motor Co.                                                                    930,560            89,514,076
         Toyota Motor Corp.                                                                 2,534,400           131,578,962

                                                                                                                314,621,426

      BANKS -- 12.55%
        Commercial Banks -- 12.55%
         Bank of Fukuoka Ltd.                                                               8,584,300            73,477,763
         Bank of Yokohama                                                                  11,476,310            93,948,415
         Barclays plc                                                                       7,884,400            82,793,707
         ICICI Bank Ltd.                                                                      832,737            10,781,168
         ICICI Bank Ltd., ADR                                                               1,025,000            29,520,000
         Kookmin Bank                                                                         740,700            56,019,328
         Lloyds TSB Group plc                                                               9,097,700            76,380,703
         Royal Bank of Scotland Group plc                                                   3,493,800           105,381,076
         Shinhan Financial Group Co.                                                        1,721,200            69,851,962

                                                                                                                598,154,122

      CAPITAL GOODS -- 2.17%
        Aerospace & Defense -- 2.17%
         Embraer Brasileira de Aeronaut ADR                                                 2,647,228           103,506,615

                                                                                                                103,506,615

      COMMERCIAL SERVICES & SUPPLIES -- 1.72%
        Commercial Services & Supplies -- 1.72%
         Secom Co.                                                                          1,566,900            82,013,683

                                                                                                                 82,013,683

      CONSUMER DURABLES & APPAREL -- 3.73%
        Household Durables -- 1.75%
         Sharp Corp.                                                                        5,463,311            83,145,401
        Textiles, Apparel & Luxury Goods -- 1.98%
         Adidas-Salomon AG                                                                    498,821            94,512,607

                                                                                                                177,658,008

      DIVERSIFIED FINANCIALS -- 7.90%
        Capital Markets -- 2.09%
         UBS AG                                                                             1,049,380            99,834,547
        Consumer Finance -- 0.18%
         Promise Co., Ltd.                                                                    124,700             8,304,165
        Diversified Financial Services -- 5.63%
         Deutsche Boerse AG                                                                   858,109            87,959,902
         Euronext NV                                                                        1,780,073            92,750,342
         Hong Kong Exchanges & Clearing Ltd.                                               21,141,500            87,662,971

                                                                                                                376,511,927

      ENERGY -- 10.87%
        Energy Equipment & Services -- 2.61%
         Schlumberger Ltd.                                                                  1,280,400           124,390,860
        Oil, Gas & Consumable Fuels -- 8.26%
         BP Amoco ADR                                                                       1,876,700           120,521,674
         Canadian Natural Resources Ltd.                                                    1,747,500            86,374,566
         China Petroleum & Chemical Corp.                                                 145,812,000            71,932,328
         China Shenhua Energy +                                                            40,000,000            43,850,881
         Lukoil Oil Co. Sponsored ADR                                                       1,209,400            71,354,600

                                                                                                                518,424,909

      FOOD & STAPLES RETAILING -- 4.75%
        Food & Staples Retailing -- 4.75%
         Carrefour SA                                                                       1,206,200            56,535,358
         FamilyMart Co. Ltd.                                                                  203,000             6,871,140
         Tesco plc                                                                         14,018,053            79,865,405
         Wal Mart De Mexico                                                                14,989,500            83,206,445

                                                                                                                226,478,348

      FOOD BEVERAGE & TOBACCO -- 1.63%
        Food Products -- 1.63%
         Cadbury Schweppes plc                                                              8,247,541            77,889,631

                                                                                                                 77,889,631

      HOUSEHOLD & PERSONAL PRODUCTS -- 0.98%
        Personal Products -- 0.98%
         Shiseido Co., Ltd.                                                                 2,495,200            46,568,035

                                                                                                                 46,568,035

      INSURANCE -- 3.52%
        Insurance -- 3.52%
         Millea Holdings, Inc.                                                                  5,027            86,569,477
         Willis Group Holdings Ltd.                                                         2,202,588            81,363,601

                                                                                                                167,933,078

      MATERIALS -- 2.40%
        Chemicals -- 1.38%
         Givaudan AG                                                                           97,060            65,730,203
        Metals & Mining -- 1.02%
         Tokyo Steel Mfg.                                                                   3,349,900            48,594,579

                                                                                                                114,324,782

      MEDIA -- 5.30%
        Media -- 5.30%
         Rogers Communications, Inc.+                                                       2,238,900            94,475,647
         Shaw Communications                                                                3,017,900            65,304,359
         Sogecable SA+                                                                      2,318,000            92,944,868

                                                                                                                252,724,874

      PHARMACEUTICALS & BIOTECHNOLOGY -- 14.06%
        Pharmaceuticals -- 14.06%
         GlaxoSmithKline plc                                                                3,889,835            98,206,548
         Merck                                                                                519,400            43,024,387
         Novartis AG ADR                                                                    1,908,600           100,163,328
         Novo Nordisk A/S                                                                   1,499,600            84,392,971
         Roche Holdings AG                                                                    767,800           115,203,574
         Sanofi-Aventis                                                                     1,342,600           117,653,105
         Teva Pharmaceutical Industries Ltd. ADR                                            2,593,000           111,524,930

                                                                                                                670,168,843

      RETAILING -- 1.86%
        Multiline Retail -- 1.86%
         Next Group plc                                                                     3,371,700            88,949,759

                                                                                                                 88,949,759

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.47%
        Semiconductors & Semiconductor Equipment -- 1.47%
         Samsung Electronics Co. Ltd.                                                         107,500            70,037,074

                                                                                                                 70,037,074

      SOFTWARE & SERVICES -- 1.29%
        Software -- 1.29%
         Amdocs Ltd.+                                                                       2,230,400            61,336,000

                                                                                                                 61,336,000

      TECHNOLOGY HARDWARE & EQUIPMENT -- 1.89%
        Computers & Peripherals -- 1.89%
         Logitech International S.A.+                                                       1,922,756            90,292,546

                                                                                                                 90,292,546

      TELECOMMUNICATION SERVICES -- 5.77%
        Diversified Telecommunication Services -- 1.35%
         Singapore Telecommunications Ltd.                                                 40,964,000            64,287,199
        Wireless Telecommunication Services -- 4.42%
         America Movil S.A. de C.V.                                                         4,887,344           143,003,685
         Vodafone Group plc ADR                                                             3,160,900            67,864,523

                                                                                                                275,155,407

      TRANSPORTATION -- 2.88%
        Transportation Infrastructure -- 2.88%
         China Merchants Hldgs International Co. Ltd.                                      27,867,000            60,380,806
         Fraport AG                                                                         1,443,731            76,764,010

                                                                                                                137,144,816

      UTILITIES -- 1.95%
        Gas Utilities -- 1.95%
         Tokyo Gas Co., Ltd.                                                               20,967,300            93,203,811

                                                                                                                 93,203,811

    TOTAL COMMON STOCK (Cost $3,722,451,766)                                                                  4,543,097,694

    SHORT TERM INVESTMENTS -- 4.47%
         American General Finance - ECN, 4.32%, 1/5/2006                                   21,000,000            20,989,920
         American General Finance - ECN, 4.32%, 1/9/2006                                   21,000,000            20,979,840
         American General Finance Corp., 4.27%, 1/11/2006                                  33,000,000            32,960,858
         Federal Home Loan Bank Discount Notes, 4.02%, 1/3/2006                            54,000,000            53,987,940
         Federal Home Loan Bank Discount Notes, 4.00%, 1/4/2006                            27,000,000            26,991,000
         Prudential Funding, 3.93%, 1/6/2006                                               57,000,000            56,968,887

    TOTAL SHORT TERM INVESTMENTS (Cost $212,878,446)                                                            212,878,445

    TOTAL INVESTMENTS -- 99.76% (COST $3,935,330,212)                                                    $    4,755,976,140
    OTHER ASSETS LESS LIABILITIES -- 0.24%                                                                       11,470,459

    NET ASSETS -- 100.00%                                                                                $    4,767,446,599

Footnote Legend See notes to financial statements.
+ Non-income producing


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ADR               American Depository Receipt


Information respecting the Fund's policies on valuation of portfolio securities and other investment related disclosures are incorporated herein by reference to the Fund's most recent semiannual or annual report to shareholders, previously filed with the Securities and Exchange Commission.







Thornburg Core Growth Fund                                    December 31, 2005
(Unaudited)

CUSIPS: CLASS A - 885-215-582, CLASS C - 885-215-574, CLASS I - 885-215-475, CLASS R-1 - 885-215-517
NASDAQ SYMBOLS: CLASS A - THCGX, CLASS C - TCGCX, CLASS I - THIGX, CLASS R-1 - THCRX
                                                                                       Shares/
                                                                                     Principal
                                                                                        Amount                        Value

    COMMON STOCK -- 98.05%
      COMMERCIAL SERVICES & SUPPLIES -- 1.25%
        Commercial Services & Supplies -- 1.25%
         PeopleSupport, Inc.+                                                        555,900           $          4,719,591

                                                                                                                  4,719,591

      CONSUMER DURABLES & APPAREL -- 5.67%
        Textiles, Apparel & Luxury Goods -- 5.67%
         Coach, Inc.+                                                                277,700                      9,258,518
         Under Armour, Inc.+                                                         317,700                     12,171,087

                                                                                                                 21,429,605

      CONSUMER SERVICES -- 3.66%
        Hotels Restaurants & Leisure -- 3.66%
         Las Vegas Sands Corp.+                                                      350,700                     13,842,129

                                                                                                                 13,842,129

      DIVERSIFIED FINANCIALS -- 7.19%
        Capital Markets -- 3.31%
         Affiliated Managers Group, Inc.+                                            156,125                     12,529,031
        Diversified Financial Services -- 3.88%
         Citigroup, Inc.                                                             301,800                     14,646,354

                                                                                                                 27,175,385

      ENERGY -- 7.65%
        Energy Equipment & Services -- 2.30%
         Patterson Uti Energy, Inc.                                                  264,300                      8,708,685
        Oil, Gas & Consumable Fuels -- 5.35%
         ATP Oil & Gas Corp.+                                                        314,900                     11,654,449
         Cimarex Energy Co.+                                                         199,100                      8,563,291

                                                                                                                 28,926,425

      FOOD & STAPLES RETAILING -- 1.83%
        Food & Staples Retailing -- 1.83%
         FuJi Food & Catering Services                                             4,259,000                      6,921,139

                                                                                                                  6,921,139

      HEALTH CARE EQUIPMENT & SERVICES -- 13.42%
        Health Care Equipment & Supplies -- 4.08%
         Cytyc Corp.+                                                                546,600                     15,430,518
        Health Care Providers & Services -- 9.34%
         Caremark Rx, Inc.+                                                          198,971                     10,304,708
         UnitedHealth Group, Inc.                                                    188,750                     11,728,925
         WellPoint, Inc.+                                                            166,200                     13,261,098

                                                                                                                 50,725,249

      MEDIA -- 10.96%
        Media -- 10.96%
         Comcast Corp.+                                                              249,200                      6,401,948
         DIRECTV Group, Inc.+                                                        978,200                     13,812,184
         Focus Media Holdings Ltd. ADR+                                              363,999                     12,292,246
         Getty Images, Inc.+                                                          99,930                      8,920,751

                                                                                                                 41,427,129

      PHARMACEUTICALS & BIOTECHNOLOGY -- 9.33%
        Biotechnology -- 5.27%
         Cubist Pharmaceuticals, Inc.+                                               455,000                      9,668,750
         Gilead Sciences, Inc.+                                                      194,750                     10,249,693
        Pharmaceuticals -- 4.06%
         Sanofi-Aventis                                                              175,400                     15,370,441

                                                                                                                 35,288,884

      RETAILING -- 2.24%
        Internet & Catalog Retail -- 2.24%
         CJ Home Shopping Co. Ltd.                                                    68,900                      8,473,712

                                                                                                                  8,473,712

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.96%
        Semiconductors & Semiconductor Equipment -- 2.96%
         Austriamicrosystems AG+                                                     132,440                      6,999,947
         Cymer, Inc.+                                                                 87,700                      3,114,227
         Trident Microsystems, Inc.+                                                  59,000                      1,062,000

                                                                                                                 11,176,174

      SOFTWARE & SERVICES -- 15.41%
        Internet Software & Services -- 4.42%
         Google, Inc.+                                                                40,250                     16,698,115
        It Services -- 3.12%
         Satyam Computer                                                             716,500                     11,798,367
        Software -- 7.87%
         Amdocs Ltd.+                                                                566,025                     15,565,688
         Microsoft Corp.                                                             425,100                     11,116,365
         Synplicity, Inc.+                                                           368,888                      3,061,770

                                                                                                                 58,240,305

      TECHNOLOGY HARDWARE & EQUIPMENT -- 7.62%
        Communications Equipment -- 2.46%
         F5 Networks, Inc.+                                                          162,850                      9,313,391
        Computers & Peripherals -- 5.16%
         Apple Computer, Inc.+                                                       213,700                     15,362,893
         Logitech International S.A.+                                                 87,848                      4,125,339

                                                                                                                 28,801,623

      TELECOMMUNICATION SERVICES -- 4.11%
        Wireless Telecommunication Services -- 4.11%
         America Movil S.A. de C.V.                                                4,483,000                      6,550,252
         NII Holdings, Inc.+                                                         205,820                      8,990,218

                                                                                                                 15,540,470

     TRANSPORTATION -- 2.29%
        Airlines -- 2.29%
         Copa Holdings SA+                                                           316,700                      8,645,910

                                                                                                                  8,645,910

      UTILITIES -- 2.46%
        Industrial Power Production / Energy Trading -- 2.46%
         Ormat Technologies, Inc.                                                    356,300                      9,313,682

                                                                                                                  9,313,682

    TOTAL COMMON STOCK (Cost $316,684,960)                                                                      370,647,412

    SHORT TERM INVESTMENTS -- 4.50%
         Prudential Funding, 3.93%, 1/3/2006                                      17,000,000                     16,996,289

    TOTAL SHORT TERM INVESTMENTS (Cost $16,996,289)                                                              16,996,289

    TOTAL INVESTMENTS -- 102.55% (COST $333,681,249)                                                   $        387,643,700

    LIABILITIES NET OF OTHER ASSETS -- (2.55)%                                                                  (9,630,085)
    NET ASSETS -- 100.00%                                                                              $        378,013,615

Footnote Legend
+ Non-income producing

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ADR               American Depository Receipt


Information respecting the Fund's policies on valuation of portfolio securities and other investment related disclosures are incorporated herein by reference to the Fund's most recent semiannual or annual report to shareholders, previously filed with the Securities and Exchange Commission.







Thornburg Investment Income Builder Fund                      December 31, 2005
(Unaudited)

CUSIPS: CLASS A - 885-215-558, CLASS C - 885-215-541, CLASS I - 885-215-467, CLASS R1 - 885-215-384
NASDAQ SYMBOLS: CLASS A - TIBAX, CLASS C - TIBCX, CLASS I - TIBIX, CLASS R1 - TIBRX

                                                                                     Shares/
                                                                                    Principal
                                                                                      Amount                       Value

    COMMON STOCK -- 88.17%
      AUTOMOBILES & COMPONENTS -- 1.32%
        Automobiles -- 1.32%
         Hero Honda Motors Ltd.                                                      750,000           $         14,201,667

                                                                                                                 14,201,667

      BANKS -- 9.08%
        Commercial Banks -- 9.08%
         Bank of America Corp.                                                       500,000                     23,075,000
         Barclays plc                                                              2,600,000                     27,302,476
         Liechtenstein Landesbank                                                     34,054                     20,588,562
         Lloyds TSB Group plc                                                      2,500,000                     20,989,014
         Royal Bank of Scotland Group plc                                            180,615                      5,447,766

                                                                                                                 97,402,818

      CAPITAL GOODS -- 3.92%
        Industrial Conglomerates -- 3.92%
         General Electric Co.                                                      1,200,000                     42,060,000

                                                                                                                 42,060,000

      COMMERCIAL SERVICES & SUPPLIES -- 2.47%
        Commercial Services & Supplies -- 2.47%
         Synagro Technologies, Inc. (1)                                            6,250,000                     26,437,500

                                                                                                                 26,437,500

      CONSUMER SERVICES -- 1.51%
        Hotels Restaurants & Leisure -- 1.51%
         Berjaya Sports Toto Berhad                                                7,000,000                      8,297,394
         Gondola Holdings plc+                                                     1,250,000                      7,905,790

                                                                                                                 16,203,184

      DIVERSIFIED FINANCIALS -- 13.18%
        Capital Markets -- 3.81%
         The Bank of New York Co., Inc.                                              850,000                     27,072,500
         WP Stewart & Co. Ltd.                                                       584,200                     13,769,594
        Consumer Finance -- 0.53%
         JCG Holdings Ltd.                                                         5,391,000                      5,666,649
        Diversified Financial Services -- 8.84%
         Alliance Capital Management Holdings LP                                     350,000                     19,771,500
         Citigroup, Inc.                                                             575,000                     27,904,750
         Hong Kong Exchanges & Clearing Ltd.                                       4,500,000                     18,659,195
         JPMorgan Chase & Co.                                                        500,000                     19,845,000
         Singapore Exchange Ltd.                                                   5,000,000                      8,718,658

                                                                                                                141,407,846

      ENERGY -- 13.28%
        Energy Equipment & Services -- 1.99%
         Precision Drilling Trust                                                    650,000                     21,396,286
        Oil, Gas & Consumable Fuels -- 11.29%
         BP Amoco ADR                                                                400,000                     25,688,000
         Canadian Oil Sands Trust                                                    285,000                     30,798,919
         ChevronTexaco Corp.                                                         400,000                     22,708,000
         Eni S.p.A.                                                                  850,000                     23,583,934
         Marathon Oil Corp.                                                          300,000                     18,291,000

                                                                                                                142,466,139

      FOOD & STAPLES RETAILING -- 3.94%
        Food & Staples Retailing -- 2.85%
         Carrefour SA                                                                250,000                     11,717,658
         Tesco plc                                                                 3,300,000                     18,801,173
        Food & Staples Retailing -- 1.09%
         FuJi Food & Catering Services                                             7,218,000                     11,729,698

                                                                                                                 42,248,529

      FOOD BEVERAGE & TOBACCO -- 5.08%
        Food Products -- 1.42%
         Reddy Ice Holdings, Inc.                                                    700,000                     15,267,000
        Tobacco -- 3.66%
         Altria Group, Inc.                                                          525,000                     39,228,000

                                                                                                                 54,495,000

      MATERIALS -- 1.25%
        Metals & Mining -- 1.25%
         Southern Copper Corp.                                                       200,000                     13,396,000

                                                                                                                 13,396,000

      PHARMACEUTICALS & BIOTECHNOLOGY -- 7.49%
        Pharmaceuticals -- 7.49%
         GlaxoSmithKline plc                                                       1,150,000                     29,034,016
         Pfizer, Inc.                                                              1,750,000                     40,810,000
         Sanofi-Aventis                                                              120,000                     10,515,695

                                                                                                                 80,359,711

      REAL ESTATE -- 5.82%
        Real Estate -- 5.82%
         Agile Property Holdings Ltd.+                                            20,000,000                      9,672,989
         Equity Inns, Inc.                                                           400,000                      5,420,000
         Highland Hospitality Corp.                                                1,200,000                     13,260,000
         Host Marriott Corp.                                                       1,800,000                     34,110,000

                                                                                                                 62,462,989

      SOFTWARE & SERVICES -- 2.44%
        Software -- 2.44%
         Microsoft Corp.                                                           1,000,000                     26,150,000

                                                                                                                 26,150,000

      TELECOMMUNICATION SERVICES -- 4.07%
        Diversified Telecommunication Services -- 1.86%
         Alltel Corp.                                                                315,000                     19,876,500
        Wireless Telecommunication Services -- 2.21%
         Vodafone Group plc                                                       11,000,000                     23,725,965

                                                                                                                 43,602,465

      TRANSPORTATION -- 4.54%
        Road & Rail -- 0.19%
         Guangshen Railway Co. Ltd.                                                6,880,000                      2,063,055
        Transportation Infrastructure -- 4.35%
         China Merchants Hldgs International Co. Ltd.                              4,500,000                      9,750,372
         Hopewell Highway                                                         12,000,000                      7,970,543
         Macquarie Infrastructure Co.                                                600,000                     18,480,000
         Shenzhen Chiwan Wharf Holdings Ltd.                                       7,499,939                     10,437,070

                                                                                                                 48,701,040

      UTILITIES -- 8.78%
        Electric Utilities -- 6.12%
         Companhia Energetica de Minas Gerais                                        250,000                      9,215,000
         Datang International Power Generation Co. Ltd.                           14,999,000                     11,026,472
         Enel S.p.A.                                                               2,640,000                     20,742,919
         Iberdrola S.A.                                                              900,000                     24,608,859
        Multi-utilities -- 2.66%
         Dominion Resources, Inc.                                                    370,000                     28,564,000

                                                                                                                 94,157,250

    TOTAL COMMON STOCK (Cost $864,701,651)                                                                      945,752,138

    PREFERRED STOCK -- 2.43%
      BANKS -- 1.13%
        Commercial Banks -- 1.13%
         First Tennessee Bank                                                         12,000                     12,134,250

                                                                                                                 12,134,250

      DIVERSIFIED FINANCIALS -- 1.30%
        Diversified Financial Services -- 1.30%
         Lehman Brothers Holdings, Inc.                                              140,000                      3,546,200
         Merrill Lynch & Co., Inc.                                                   420,000                     10,403,400

                                                                                                                 13,949,600

    TOTAL PREFERRED STOCK (Cost $26,008,250)                                                                     26,083,850

    CORPORATE BONDS -- 3.60%
      COMMERCIAL SERVICES & SUPPLIES -- 0.54%
        Commercial Services & Supplies -- 0.54%
         Allied Waste North America, Inc., 6.375%, 4/15/2011                         500,000                        487,500
         Valassis Communications, 6.625%, 1/15/2009                                5,000,000                      5,153,945
         Waste Management, Inc., 7.375%, 8/1/2010                                    175,000                        190,451

                                                                                                                  5,831,896

      DIVERSIFIED FINANCIALS -- 0.68%
        Diversified Financial Services -- 0.68%
         Capital One Bank, 6.70%, 5/15/2008                                          655,000                        677,140
         Capital One Bank, 6.50%, 6/13/2013                                        1,500,000                      1,593,657
         SLM Corp. CPI Floating Rate Note, 6.81%, 1/31/2014                        3,080,000                      3,035,186
         SLM Corp. CPI Floating Rate Note, 5.89%, 3/2/2009                         2,000,000                      1,939,520

                                                                                                                  7,245,503

      INSURANCE -- 0.44%
        Insurance -- 0.44%
         AAG Holding Co., Inc., 6.875%, 6/1/2008                                     335,000                        340,038
         Hartford Life, Inc., 7.10%, 6/15/2007                                       400,000                        412,124
         Liberty Mutual Group, Inc., 5.75%, 3/15/2014                              1,000,000                        987,076
         Old Republic International Corp., 7.00%, 6/15/2007                        1,000,000                      1,025,060
         Pacific Life Global Funding CPI Floating Rate Note, 6.528%,
         2/6/2016                                                                  2,000,000                      1,934,620

                                                                                                                  4,698,918

      MEDIA -- 0.11%
        Media -- 0.11%
         AOL Time Warner, Inc., 6.875%, 5/1/2012                                     425,000                        452,404
         Independent News & Media plc, 5.75%, 5/17/2009                              600,000                        731,836

                                                                                                                  1,184,240

      PHARMACEUTICALS & BIOTECHNOLOGY -- 0.44%
        Biotechnology -- 0.44%
         Tiers Inflation Linked Trust Series Wyeth 2004 21 Trust
         Certificate CPI Floating Rate Note, 5.49%, 2/1/2014                       5,000,000                      4,698,450

                                                                                                                  4,698,450

      REAL ESTATE -- 0.15%
        Real Estate -- 0.15%
         MDC Holdings, Inc., 7.00%, 12/1/2012                                      1,500,000                      1,588,152

                                                                                                                  1,588,152

      TECHNOLOGY HARDWARE & EQUIPMENT -- 0.32%
        Computers & Peripherals -- 0.32%
         Jabil Circuit, Inc., 5.875%, 7/15/2010                                    3,385,000                      3,437,907

                                                                                                                  3,437,907

      TELECOMMUNICATION SERVICES -- 0.79%
        Diversified Telecommunication Services -- 0.79%
         Level 3 Communications, Inc., 9.125%, 5/1/2008                            2,500,000                      2,275,000
         Level 3 Communications, Inc., 10.50%, 12/1/2008                           4,000,000                      3,640,000
         TCI Communications, Inc., 7.875%, 8/1/2013                                2,285,000                      2,582,658

                                                                                                                  8,497,658

      UTILITIES -- 0.13%
        Gas Utilities -- 0.13%
         Sonat, Inc., 7.625%, 7/15/2011                                            1,400,000                      1,424,500

                                                                                                                  1,424,500

    TOTAL CORPORATE BONDS (Cost $37,965,816)                                                                     38,607,224

    CONVERTIBLE BONDS -- 1.06%
      DIVERSIFIED FINANCIALS -- 0.01%
        Capital Markets -- 0.01%
         E-Trade Financial Corp., 6.00%, 2/1/2007                                    132,000                        133,320

                                                                                                                    133,320

      TELECOMMUNICATION SERVICES -- 1.05%
        Diversified Telecommunication Services -- 1.05%
         Level 3 Communications, Inc., 6.00%, 9/15/2009                              397,000                        262,020
         Level 3 Communications, Inc., 6.00%, 3/15/2010                           17,080,000                     10,952,550

                                                                                                                 11,214,570

    TOTAL CONVERTIBLE BONDS (Cost $10,729,555)                                                                   11,347,890

    TAXABLE MUNICIPAL BONDS -- 0.55%
         Short Pump Town Center Community Development, 6.26%, 2/1/2009             2,000,000                      2,030,600
         Victor New York, 9.05%, 5/1/2008                                          1,690,000                      1,716,077
         Victor New York, 9.20%, 5/1/2014                                          2,000,000                      2,092,540
    TOTAL TAXABLE MUNICIPAL BONDS (Cost $5,881,363)                                                               5,839,217

    U.S. GOVERNMENT AGENCIES -- 0.18%
         Federal National Mtg Assoc CPI Floating Rate Note, 5.827%,
         2/17/2009                                                                 2,000,000                      1,947,100
    TOTAL U.S. GOVERNMENT AGENCIES (Cost $2,000,000)                                                              1,947,100

    U.S. TREASURY SECURITIES -- 2.74%
         United States Treasury Bills, 0.01%, 6/15/2006                           30,000,000                     29,436,390
    TOTAL U.S. TREASURY SECURITIES (Cost $29,427,312)                                                            29,436,390

    SHORT TERM INVESTMENTS -- 2.33%
         Prudential Funding, 3.93%, 1/3/2006                                      25,000,000                     24,994,540
    TOTAL SHORT TERM INVESTMENTS (Cost $24,994,542)                                                              24,994,540

    TOTAL INVESTMENTS -- 101.06% (COST $1,001,708,489)                                                 $      1,084,008,349

    LIABILITIES NET OF OTHER ASSETS -- (1.06)%                                                                 (11,337,981)
    NET ASSETS -- 100.00%                                                                              $      1,072,670,368


Footnote Legend
+ Non-income producing


1) Investments in Affiliates
Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:

                                 Shares at             Gross             Gross       Shares at      Market Value     Dividend
           Issuer              Sept. 30, 2005        Additions        Reductions   Dec. 31, 2005   Dec. 31, 2005      Income

Synagro Technologies, Inc.       5,924,455            325,545              -         6,250,000       26,437,500       625,000

Total non-controlled "affiliated companies" - - 2.47% of Net Assets

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ADR        American Depository Receipt




Information respecting the Fund's policies on valuation of portfolio securities and other investment related disclosures are incorporated herein by reference to the Fund's most recent semiannual or annual report to shareholders, previously filed with the Securities and Exchange Commission.






Item 2. Controls and Procedures


(a)(i) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


Item 3. Exhibits


Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.


                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Thornburg Investment Trust

By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

Date:    February 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

Date:    February 23, 2006

By:      /s/ Steven J. Bohlin

         Steven J. Bohlin

         Treasurer and principal financial officer

Date:    February 23, 2006